As filed with the Securities and Exchange Commission on April 28, 2022
Registration No. 33-6486

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 64	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 65

MUTUAL OF AMERICA INVESTMENT CORPORATION
(Exact Name of Registrant as Specified in Charter)

320 Park Avenue New York, New York 10022
(Address of Principal Executive Office)(Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 224-1600
James J. Roth, Chairman, President & CEO
Mutual of America Investment Corporation
320 Park Avenue
New York, New York 10022-6839
(Name and Address of Agent for Service)

Copy to:
Amy Latkin
Vice President, Associate General Counsel
Mutual of America Investment Corporation
320 Park Avenue
New York, New York 10022-6839
Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective: (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2022 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2022 pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on May 1, 2022 pursuant to paragraph (a)(2) of Rule 485.

MUTUAL OF AMERICA INVESTMENT CORPORATION
320 Park Avenue, New York, New York 10022-6839

Mutual of America Investment Corporation (the “Investment Company”) is a mutual fund. It currently has these twenty-eight Funds:
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Equity Index Fund
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All America Fund
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Small Cap Value Fund
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Small Cap Growth Fund
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Small Cap Equity Index Fund
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Mid Cap Value Fund
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Mid-Cap Equity Index Fund
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Composite Fund
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International Fund
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Catholic Values Index Fund
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Money Market Fund
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Mid-Term Bond Fund
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Bond Fund
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Retirement Funds:
Retirement Income Fund
2015 Retirement Fund
2020 Retirement Fund
2025 Retirement Fund
2030 Retirement Fund
2035 Retirement Fund
2040 Retirement Fund
2045 Retirement Fund
2050 Retirement Fund
2055 Retirement Fund
2060 Retirement Fund
2065 Retirement Fund
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Allocation Funds:
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
The Funds serve as investment vehicles for account balances under variable accumulation annuity contracts and issued by Mutual of America Life Insurance Company (the “Insurance Company”). Additionally, certain of the Funds serve as investment vehicles for account balances under certain variable accumulation annuity contracts and variable life insurance policies, issued by a former indirect wholly-owned subsidiary, The American Life Insurance Company of New York, now known as Wilton Reassurance Life Company of New York (“Wilton Re”). Separate accounts of the Insurance Company and Wilton Re purchase Fund shares (the “Separate Accounts”). Together, the Insurance Company and Wilton Re may be referred to as the “Insurance Companies.” The Funds are also offered to retirement plans through financial intermediaries or can be held directly by institutions.
This Prospectus has information a contractholder or policyowner should know before making allocations or transfers to the Funds or to the separate account subaccounts that invest in shares of the Funds. You should read this Prospectus carefully and keep it for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated May 1, 2022

MUTUAL OF AMERICA Investment CorporationSUMMARY
Equity Index FundMay 1, 2022

Investment Objective. The Fund seeks investment results that correspond to the investment performance of the S&P 500® Index.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.14%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$180
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 7.01% of the average value of its portfolio.
Principal Investment Strategies. The Fund primarily invests in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 500® Index, which at December 31, 2021, included companies with market capitalizations from $6.5 billion up to $2.9 trillion. The Fund is rebalanced at approximately the same time that the S&P 500® Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The Fund will concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated. The Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index to which the Fund is benchmarked. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the S&P 500® Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
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Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the S&P 500® Index does, the Fund bears concentration risk.
•
Non-Diversification risk: The Fund may become classified as "non-diversified" under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
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Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
•
Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Fund’s performance may lag the performance of actively managed funds.
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Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	20.51%
Worst	First quarter 2020	-19.64%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Equity Index Fund
Return before taxes	28.50%	18.28%	16.36%
Return after taxes on distributions	26.67%	16.46%	14.87%
Return after taxes on distributions and sales of shares	17.62%	15.77%	13.20%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Funds.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since March 2014, and Erik Wennerstrum, Second Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
All America FundMay 1, 2022

Investment Objective. The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.49%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$50	$158	$277	$632
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 19.84% of the average value of its portfolio.
Principal Investment Strategies. A portion of the Fund’s total assets is indexed and a portion is actively managed.
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Approximately 60% of the Fund’s total assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index with respect to that 60% of the Fund’s total assets. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. The indexed portion of the Fund is rebalanced at approximately the same time that the S&P 500® Index to which that portion of the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter.
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Approximately 40% of the Fund’s total assets are actively managed by the Adviser, with approximately 20% of the Fund’s total assets invested in large and mid-cap growth and value stocks, approximately 10% invested in small-cap growth stocks and approximately 10% in small-cap value stocks. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies, based on bottom-up fundamental company research, including analysis of business models, financial statements, measures of earnings and cash flow, and potential for long-term growth in sales and cash flow.
Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
•
Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Fund’s performance may lag the performance of actively managed funds.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
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Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
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Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices.
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Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	20.60%
Worst	First quarter 2020	-22.70%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
All America Fund
Return before taxes	27.07%	15.82%	14.61%
Return after taxes on distributions	23.59%	12.45%	12.08%
Return after taxes on distributions and sales of shares	17.53%	13.60%	11.24%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the large cap value and large cap growth segments of the Fund since May 2016, Stephen J. Rich, Chief Executive Officer of the Adviser, and a portfolio manager of the small cap and mid-cap value segments of the Fund since April 2022, having previously served as a portfolio manager of these segments from 2004 through 2021, Marguerite Wagner, Executive Vice President of the Adviser, and a portfolio manager of the small cap growth and mid cap core segments of the Fund since 2005, and Jamie A. Zendel, Executive Vice President, and a portfolio manager of the indexed portion of the Fund since 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Small Cap Value FundMay 1, 2022

Investment Objective. The Fund seeks capital appreciation.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.80%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$82	$258	$453	$1,031
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 33.93% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in value stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. The fund will concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. Currently, the Fund has a concentration in the stocks of financial companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations of less than $5.0 billion.
•
At least 80% of the Fund’s total assets are invested in small-cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to approximately the same extent that its comparative index does, the Fund bears concentration risk.
•
Financial Industry risk: Companies in the financial industry are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2020	28.86%
Worst	First quarter 2020	-35.67%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Small Cap Value Fund
Return before taxes	32.29%	6.94%	9.80%
Return after taxes on distributions	29.72%	4.88%	8.05%
Return after taxes on distributions and sales of shares	20.34%	8.55%	7.48%
Russell 2000 Value® Index (Index reflects no deduction for fees and expenses)	28.27%	9.07%	12.03%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Manager. Stephen J. Rich, Chief Executive Officer of the Adviser, and a portfolio manager of the Fund since April 2022, having previously served as the portfolio manager of the Fund from its inception in 2005 through 2021, is primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Small Cap Growth FundMay 1, 2022

Investment Objective. The Fund seeks capital appreciation.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.80%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (d) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$82	$258	$453	$1,031
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 45.18% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation, based on a bottom-up fundamental stock selection process. The process includes analysis of a company’s business and financial models, as well as understanding its financial statements, to assess the potential for long-term growth in sales and cash flow. The fund will concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also concentrated in that industry or group of industries. Currently, the Fund has a concentration in the stocks of health care and technology companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations less than $5.0 billion.
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At least 80% of the Fund’s total assets are invested in small-cap growth stocks and at least 85% of the Fund’s total assets will be invested in equity securities.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to approximately the same extent that its comparative Index does, the Fund bears concentration risk.
•
Health Care Industry risk: Companies in the health care industry are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
•
Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	29.15%
Worst	First quarter 2020	-21.43%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Small Cap Growth Fund
Return before taxes	10.38%	16.72%	13.66%
Return after taxes on distributions	5.37%	13.63%	11.16%
Return after taxes on distributions and sales of shares	8.29%	12.83%	10.63%
Russell 2000 Growth® Index (Index reflects no deduction for fees and expenses)	2.83%	14.53%	14.14%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Manager. Marguerite Wagner, Executive Vice President of the Adviser, and portfolio manager of the Fund since its inception in 2005, is primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Small Cap Equity Index FundMay 1, 2022

Investment Objective. The Fund seeks investment results that correspond to the investment performance of the S&P SmallCap 600® Index.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver and/or Expense Reimbursement*	(0.11%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.15%

*The Adviser has contractually agreed to reimburse the Fund's direct operating expenses to the extent such operating expenses exceed 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation may not be terminated before April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days' notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$15	$73	$136	$324
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fisal year, the Fund’s portfolio turnover rate was 69.91% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in the 600 common stocks included in the S&P SmallCap 600® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P SmallCap 600® Index, which as of December 31, 2021, included companies with market capitalizations from $208 million up to $7.9 billion. The Fund is rebalanced at approximately the same time that the S&P SmallCap 600® Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The fund will concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the S&P SmallCap 600® Index does, the Fund bears concentration risk.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
•
Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Fund’s performance may lag the performance of actively managed funds.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2020	31.13%
Worst	First quarter 2020	-32.64%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Small Cap Equity Index Fund			July 2, 2018
Return before taxes	26.56%	10.74%
Return after taxes on distributions	20.75%	8.68%
Return after taxes on distributions and sales of shares	17.51%	7.73%
S&P 600® Index (Index reflects no deduction for fees and expenses)	26.82%	11.20%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since its inception in July 2018, and Erik Wennerstrum, Second Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Mid Cap Value FundMay 1, 2022

Investment Objective. The Fund seeks capital appreciation and, to a lesser extent, current income.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.65%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (d) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$67	$210	$368	$838
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 23.84% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in value stocks issued by companies with mid-sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. The fund will concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. Companies with mid-sized market capitalizations are typically those companies with market capitalizations in the range of $5.0 billion to $30.0 billion.
•
At least 80% of the Fund’s total assets are invested in mid cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to approximately the same extent that its comparative Index does, the Fund bears concentration risk.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2020	21.61%
Worst	First quarter 2020	-29.85%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Mid Cap Value Fund
Return before taxes	34.35%	11.62%	12.11%
Return after taxes on distributions	31.25%	9.38%	10.27%
Return after taxes on distributions and sales of shares	21.48%	8.45%	9.32%
Russell Midcap® Value Index (Index reflects no deduction for fees and expenses)	28.34%	11.22%	13.44%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Manager. Stephen J. Rich, Chief Executive Officer of the Adviser, and portfolio manager of the Fund since April 2022, having previously served as the portfolio manager of the Fund from its inception in 2005 through 2021, is primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Mid-Cap Equity Index FundMay 1, 2022

Investment Objective. The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.15%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$193
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 25.62% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 400® Index, which as of December 31, 2021, included companies with market capitalizations from $1.74 billion up to $33.7 billion. The Fund is rebalanced at approximately the same time that the S&P MidCap 400® Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The fund will concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the S&P MidCap 400® Index does, the Fund bears concentration risk.
•
Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
•
Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Fund’s performance may lag the performance of actively managed funds.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2020	24.37%
Worst	First quarter 2020	-29.73%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Mid-Cap Equity Index Fund
Return before taxes	24.56%	12.89%	14.01%
Return after taxes on distributions	20.24%	10.13%	11.79%
Return after taxes on distributions and sales of shares	16.46%	9.45%	11.17%
S&P MidCap 400® Index (Index reflects no deduction for fees and expenses)	24.76%	13.09%	14.20%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since March 2014, and Erik Wennerstrum, Second Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Composite FundMay 1, 2022

Investment Objective. The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	N/A
Total Annual Fund Operating Expenses	0.46%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$47	$149	$260	$593
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 23.68% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests a portion of its assets in equity and in fixed income (including money market) securities, where the portion in each category of securities will vary based on Mutual of America Capital Management LLC’s (the “Adviser”) view of current economic and market conditions.
•
The equity portion of the Fund is invested in stocks in the S&P 500® Index, as selected by the large cap equity manager of the Adviser. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies.
•
The fixed income portion of the Fund is invested primarily in investment-grade debt securities issued by U.S. corporations or by the U.S. Government or its agencies, including mortgage-backed securities, as managed by the fixed income and mortgage-backed securities managers of the Adviser. The Adviser evaluates each security to be purchased and selects securities based on maturity, credit quality as determined by fundamental analysis and interest income anticipated to be generated.
•
The money market portion of the Fund invests in debt securities with a remaining maturity of 397 calendar days or less that present minimal credit risks.
•
Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “junk bonds.”

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends (referred to as “extension risk”) and as interest rates fall, mortgage-related securities are often prepaid at a faster rate (referred to as “pre-payment risk”). Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Money Market instrument risk: Money Market instruments may decline in value, based on the performance of the issuer or changes in prevailing interest rates. The returns on money market instruments can be adversely affected when yields on eligible investments are low.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:

(1)The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted Index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	11.44%
Worst	First quarter 2020	-11.19%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Composite Fund
Return before taxes	16.48%	11.25%	10.14%
Return after taxes on distributions	14.57%	8.41%	8.18%
Return after taxes on distributions and sales of shares	10.26%	7.94%	7.66%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.90%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	0.05%	1.11%	0.60%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jacqueline Sabella, Senior Vice President of the Adviser, and portfolio manager of the fixed income portion of the Fund since July 2021, and portfolio manager of the mortgage-backed securities segment of the Fund since September 2015, and Joseph R. Gaffoglio, President of the Adviser, and portfolio manager of the large cap equity portion of the Fund since May 2016, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
International FundMay 1, 2022

Investment Objective. The Fund seeks capital appreciation.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.14%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$180
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 123.53% of the average value of its portfolio.
Principal Investment Strategies. Under normal circumstances, at least 80% of the Fund’s total assets are invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks directly, through exchange traded funds designed to track the MSCI EAFE Index, and/or through American Depository Receipts (“ADRs”). The Fund may not, however, invest in all of the countries represented in the MSCI EAFE Index or all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The Fund may also invest in securities and/or exchange traded funds that invest in countries or securities that may not be included in the MSCI EAFE Index.
In selecting individual stocks, the Fund will invest primarily in a diversified universe of companies included in the MSCI EAFE Index that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation. The Adviser will primarily use multi-factor computer models to identify stocks and/or ADRs of foreign companies that have the potential to outperform their peers based on criteria such as more attractive valuations and/or fundamentals. The Adviser will sell securities when more attractive alternatives are found, or when it is necessary to bring sector and/or country weights back within desired ranges relative to the benchmark. Currently, the Fund has a geographic concentration in the stocks of Japan.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.
•
Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
•
Geographic Concentration in Japan risk: Because the fund may concentrate its investments in Japan, the fund’s performance may be impacted by social, political, and economic conditions within Japan and to be more volatile than funds without such a concentration. Also investments within the same geographic region can be highly correlated and may decline at the same time.
•
Depositary Receipts risk: The Fund may invest in securities of foreign issuers in the form of depositary receipts, including ADRs, some of which are not obligated to disclose material information. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
•
ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges. Their net asset values may differ from the prices of the ETF shares offered on the exchanges.
•
Trading Risk: ETF shares are listed on exchanges for which there can be no assurance that they will maintain the listing. Also there is no assurance that an active trading market will develop, creating illiquidity and resulting in price volatility. The market price of an ETF may trade at a premium or discount to its net asset value. Trading in ETFs may be halted because of market conditions or extraordinary market volatility.

•
Investment Company Risk: The cost of investing in the Fund is higher because in addition to the Fund’s direct fees and expenses, it also indirectly bears fees and expenses charged by the underlying ETFs. The underlying ETFs may change their investment objectives or policies without the approval of the Fund, causing the Fund to withdraw its investment at a possibly inopportune time.
•
Leveraging Risk: ETFs may borrow money or otherwise leverage their holdings by investing in collateral from securities loans and by borrowing money to meet redemption requests. This leveraging results in more volatility and a compounding of all other risks.
•
Passive Investment Risk: Many ETFs are not actively managed; rather the underlying ETF invests in securities that represent its underlying Index, regardless of its investment merit or market trends. Also, an underlying ETF is more susceptible to declines in the market because the underlying ETFs generally do not change their investment strategies to respond to changes in the economy.
•
Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the Index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its Index.
•
Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2020	15.85%
Worst	First quarter 2020	-23.27%

Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
International Fund
Return before taxes	10.37%	9.27%	7.79%
Return after taxes on distributions	7.39%	7.67%	6.57%
Return after taxes on distributions and sales of shares	7.68%	6.75%	5.80%
MSCI EAFE Index (Index reflects no deduction for fees and expenses)	11.26%	9.55%	8.03%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Funds.
Portfolio Manager. Jamie A. Zendel, Executive Vice President of the Adviser, and portfolio manager of the Fund since March 2014, is primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Catholic Values Index FundMay 1, 2022

Investment Objective. The Fund seeks investment results that correspond to the investment performance of the S&P 500® Catholic Values Index.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	1.99%
Acquired Fund Fees and Expenses	N/A
Total Annual Fund Operating Expenses	2.14%
Fee Waiver and/or Expense Reimbursement*	(1.92%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.22%

*The Adviser has contractually agreed beginning as of the inception of the Fund to reimburse the Fund’s direct operating expenses to the extent such operating expenses exceed 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation may not be terminated before April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$23	$495	$1,014	$2,561
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund performance. During the Fund’s most recently completed fiscal year, the Fund's portfolio turnover rate was 9.54% of the average value of its portfolio.
Principal Investment Strategies. The Fund primarily invests in the common stocks included in the S&P 500® Catholic Values Index (“Catholic Values Index”) to replicate, to the extent practicable, the weightings of such stocks in the Catholic Values Index. The Catholic Values Index is designed to provide exposure to U.S. large capitalization equity stocks included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Catholic Values Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”), currently including the protection of human life, promotion of human dignity, reducing arms production, affordable housing/banking, protection of the environment and encouraging corporate responsibility. The Catholic Values Index then reweights the remaining constituents so that the Catholic Values Index’s sector exposures approximate the sector exposures of the S&P 500® Index.
The components of the Catholic Values Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the Catholic Values Index, which at December 31, 2021, included companies with market capitalizations from $6.5 billion up to $2.9 trillion. The Fund is rebalanced at approximately the same time that the Catholic Values Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The index excludes companies operating in certain industries while maintaining the sector weights of the S&P 500® by redistributing the weights from excluded companies to the remaining companies belonging to the same Global Industry Classification Standard (GICS®) sector at each rebalancing. The Fund will concentrate its investments in an industry or group of industries to the extent that the Catholic Values Index being tracked is also so concentrated. Currently, the Fund has a concentration in the stocks of information technology companies.
The Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Catholic Values Index to which the Fund is benchmarked. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Catholic Values Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Catholic Values Index.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
•
New Fund risk: The Fund is new and has fewer assets than an older fund and therefore, may have higher expenses than an older fund. While the Adviser has contractually agreed to reimburse the Fund’s direct operating expenses for, at a minimum, its first three years of operation in order to limit expenses, it may take more time for the Fund’s assets to grow large enough to offset high expenses.
•
Catholic Values Investing risk: The Fund invests in stocks of companies that meet the Catholic Values Index’s investment criteria by excluding companies based on their involvement in one or more activities deemed by the investment criteria to be inconsistent with Catholic teachings. There can be no guarantee that the activities of the companies included in the Catholic Values Index will align with the moral and social teachings of the Catholic Church, or that the Catholic Values Index’s investment criteria will align fully with all interpretations of Catholic social teachings.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the Catholic Values Index does, the Fund bears concentration risk.

•
Non-Diversification risk: The Fund may become classified as "non-diversified" under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Catholic Values Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
•
Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of the Catholic Values Index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
•
Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Fund’s performance may lag the performance of actively managed funds.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2021	10.58%
Worst	Third quarter 2021	0.54%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Catholic Values Index Fund			September 30, 2020
Return before taxes	28.99%	34.27%
Return after taxes on distributions	27.71%	33.05%
Return after taxes on distributions and sales of shares	17.12%	25.77%
S&P 500® Catholic Values Index (Index reflects no deduction for fees and expenses)	29.29%	34.72%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Funds.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since its inception in September 2020, and Erik Wennerstrum, Second Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Money Market FundMay 1, 2022

Investment Objective. The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	N/A
Total Annual Fund Operating Expenses	0.26%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$27	$84	$147	$335
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies. The Fund invests in money market instruments that meet certain requirements. The Fund is considered to be an institutional money market fund because it is not limited to investments by natural persons, and it does not maintain a stable net asset value.
•
The dollar weighted average maturity of the instruments the Fund holds will be short-term — 60 days or less.
•
The Fund will purchase only securities with a remaining maturity of 397 calendar days or less that present minimal credit risks to the Fund.
•
The Fund will diversify its investments, limiting holdings in the securities of any one issuer (except the U.S. Government or its agencies) to 5% of assets.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•
Money Market risk: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Board of Directors of the Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors, and a fee may automatically be imposed based on the Fund’s liquidity level. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. In addition, the Fund’s returns can be adversely affected when yields on eligible investments are low.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Interest Rate risk: Securities may lose value as interest rates change because bonds tend to decrease in value as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security.
•
Management risk: The investment techniques and risk analyses applied by the Fund may not produce the desired results, and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	First quarter 2019	0.58%
Worst	Third quarter 2021	-0.08%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Money Market Fund	-0.17%	0.90%	0.41%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	0.05%	1.11%	0.60%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Mid-Term Bond FundMay 1, 2022

Investment Objective. The primary investment objective of the Fund is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	N/A
Total Annual Fund Operating Expenses	0.44%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$45	$142	$249	$567
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 17.57% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in publicly-traded, investment-grade debt securities.
•
At least 80% of the Fund’s total assets are invested in investment-grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.
•
Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
•
The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Fund overall within +/- 10% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.
•
The Fund’s securities holdings will have an average maturity of three to seven years.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk under current conditions because interest rates are at near historically low levels.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	First quarter 2020	2.58%
Worst	First quarter 2021	-1.96%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Mid-Term Bond Fund
Return before taxes	-2.02%	2.35%	2.18%
Return after taxes on distributions	-2.71%	1.37%	1.20%
Return after taxes on distributions and sales of shares	-1.08%	1.39%	1.26%
Bloomberg U.S. Intermediate Government/Credit Bond Index (Index reflects no deduction for fees and expenses)	-1.44%	2.91%	2.38%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Manager. Jacqueline Sabella, Senior Vice President of the Adviser, and portfolio manager of the fixed income investment strategy since July 2021, and portfolio manager of the mortgage-backed securities segment of the Fund since September 2015, is primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Bond FundMay 1, 2022

Investment Objective. The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	N/A
Total Annual Fund Operating Expenses	0.43%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$44	$139	$243	$554
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 31.53% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in publicly-traded, investment-grade debt securities.
•
At least 80% of the Fund’s total assets are invested in investment grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.
•
Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
•
The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Fund overall within +/- 10% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•
Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk under current conditions because interest rates are at near historically low levels.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	First quarter 2020	4.01%
Worst	First quarter 2021	-3.73%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Bond Fund
Return before taxes	-2.45%	2.99%	3.11%
Return after taxes on distributions	-3.34%	1.75%	1.92%
Return after taxes on distributions and sales of shares	-1.44%	1.82%	1.88%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.90%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Manager. Jacqueline Sabella, Senior Vice President of the Adviser, and portfolio manager of the fixed income investment strategy since July 2021, and portfolio manager of the mortgage-backed securities segment of the Fund since September 2015, is primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Retirement Income FundMay 1, 2022

Investment Objective. The Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.33%
Total Annual Fund Operating Expenses	0.44%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$45	$142	$249	$567
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 28.07% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which is to produce current income and preserve the value of the investments of retired individuals. The Fund generally invests 75% of its assets in fixed income IC Funds and 25% of its assets in equity IC Funds.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Because the Fund primarily invests in funds that invest in fixed income securities, the Fund is primarily subject to Fixed Income risk. Other principal risks include Company, Market, Mid-Cap, and Stock risks, which are described in more detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Retirement Fund risk:

•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities.
•
The Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	5.85%
Worst	First quarter 2020	-3.96%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Retirement Income Fund
Return before taxes	5.77%	6.16%	5.84%
Return after taxes on distributions	4.40%	4.69%	4.46%
Return after taxes on distributions and sales of shares	3.86%	4.32%	4.18%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Bloomberg Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.90%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	0.05%	1.11%	0.60%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
2015 Retirement FundMay 1, 2022

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.31%
Total Annual Fund Operating Expenses	0.44%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$45	$142	$249	$567
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 24.63% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2015 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2015. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.
As of December 31, 2021, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 25.2%
•
Mid-Cap Equity Index Fund 8.0%
•
International Fund 5.0%
•
Money Market Fund 4.0%

•
Bond Fund 32.0%
•
Mid-Term Bond Fund 25.8%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more Fixed Income risk than equity risk. These risks include Company, Market, Mid-Cap, and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Retirement Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	7.92%
Worst	First quarter 2020	-7.83%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2015 Retirement Fund
Return before taxes	8.11%	7.57%	7.78%
Return after taxes on distributions	4.57%	4.82%	5.57%
Return after taxes on distributions and sales of shares	6.55%	5.22%	5.61%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.90%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	0.05%	1.11%	0.60%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
2020 Retirement FundMay 1, 2022

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.31%
Total Annual Fund Operating Expenses	0.39%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$40	$126	$221	$503
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 22.78% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2020 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.
As of December 31, 2021, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 26.3%
•
Mid-Cap Equity Index Fund 10.1%
•
Small Cap Growth Fund 1.7%
•
Small Cap Value Fund 2.0%

•
International Fund 7.8%
•
Money Market Fund 1.5%
•
Bond Fund 31.0%
•
Mid-Term Bond Fund 19.6%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Retirement Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•
The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	9.88%
Worst	First quarter 2020	-10.44%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2020 Retirement Fund
Return before taxes	9.80%	8.74%	8.84%
Return after taxes on distributions	7.80%	6.48%	8.85%
Return after taxes on distributions and sales of shares	6.69%	6.23%	7.12%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.90%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	0.05%	1.11%	0.60%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
2025 Retirement FundMay 1, 2022

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.29%
Total Annual Fund Operating Expenses	0.37%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$38	$120	$210	$477
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 15.42% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2025 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.
As of December 31, 2021, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 30.2%
•
Mid-Cap Equity Index Fund 13.4%
•
Small Cap Growth Fund 1.9%
•
Small Cap Value Fund 2.2%

•
International Fund 10.4%
•
Money Market Fund 1.5%
•
Bond Fund 24.6%
•
Mid-Term Bond Fund 15.8%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Retirement Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	12.14%
Worst	First quarter 2020	-13.47%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2025 Retirement Fund
Return before taxes	11.96%	9.91%	10.02%
Return after taxes on distributions	10.00%	7.80%	8.39%
Return after taxes on distributions and sales of shares	7.90%	7.20%	7.67%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.90%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	0.05%	1.11%	0.60%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
2030 Retirement FundMay 1, 2022

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.34%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$35	$110	$193	$438
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 13.45% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2030 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.
As of December 31, 2021, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 36.5%
•
Mid-Cap Equity Index Fund 15.5%
•
Small Cap Growth Fund 2.5%
•
Small Cap Value Fund 2.9%

•
International Fund 12.4%
•
Small Cap Equity Index Fund 0.3%
•
Mid-Term Bond Fund 10.3%
•
Money Market Fund 1.5%
•
Bond Fund 18.1%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Retirement Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	14.44%
Worst	First quarter 2020	-16.50%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2030 Retirement Fund
Return before taxes	15.29%	11.23%	11.11%
Return after taxes on distributions	13.28%	9.12%	9.52%
Return after taxes on distributions and sales of shares	9.85%	8.26%	8.59%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.90%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	0.05%	1.11%	0.60%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
2035 Retirement FundMay 1, 2022

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	0.33%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$34	$107	$187	$425
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 8.93% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2035 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.
As of December 31, 2021, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 39.6%
•
Mid-Cap Equity Index Fund 17.2%
•
Small Cap Growth Fund 3.5%
•
Small Cap Value Fund 4.1%

•
Small Cap Equity Index Fund 1.0%
•
International Fund 14.9%
•
Bond Fund 19.7%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•
Retirement Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	16.13%
Worst	First quarter 2020	-18.88%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2035 Retirement Fund
Return before taxes	17.84%	12.22%	11.90%
Return after taxes on distributions	15.84%	10.09%	10.30%
Return after taxes on distributions and sales of shares	11.26%	9.04%	9.27%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.90%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
2040 Retirement FundMay 1, 2022

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.22%
Total Annual Fund Operating Expenses	0.30%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$31	$97	$170	$387
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 11.55% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date.
The 2040 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.
As of December 31, 2021, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 43.6%
•
Mid-Cap Equity Index Fund 17.4%
•
Small Cap Growth Fund 2.9%
•
Small Cap Value Fund 3.9%

•
Small Cap Equity Index Fund 2.0%
•
International Fund 16.0%
•
Bond Fund 14.2%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•
Retirement Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	17.40%
Worst	First quarter 2020	-20.38%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2040 Retirement Fund
Return before taxes	19.89%	12.79%	12.26%
Return after taxes on distributions	17.55%	10.63%	10.64%
Return after taxes on distributions and sales of shares	12.66%	9.51%	9.61%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.90%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
2045 Retirement FundMay 1, 2022

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	0.31%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$32	$100	$176	$400
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 11.96% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2045 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.
As of December 31, 2021, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 44.4%
•
Mid-Cap Equity Index Fund 16.7%
•
Small Cap Growth Fund 3.9%
•
Small Cap Value Fund 5.0%

•
Small Cap Equity Index Fund 1.9%
•
International Fund 17.0%
•
Bond Fund 11.1%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•
Retirement Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	17.78%
Worst	First quarter 2020	-21.13%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2045 Retirement Fund
Return before taxes	20.57%	12.90%	12.31%
Return after taxes on distributions	18.06%	10.67%	10.61%
Return after taxes on distributions and sales of shares	13.17%	9.58%	9.62%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.90%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
2050 Retirement FundMay 1, 2022

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.22%
Total Annual Fund Operating Expenses	0.30%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$31	$97	$170	$387
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 11.57% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2050 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.
As of December 31, 2021, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 42.9%
•
Mid-Cap Equity Index Fund 18.6%
•
Small Cap Growth Fund 4.1%
•
Small Cap Value Fund 4.7%

•
Small Cap Equity Index Fund 2.6%
•
International Fund 17.9%
•
Bond Fund 9.2%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•
Retirement Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	18.11%
Worst	First quarter 2020	-21.80%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	For Life of Fund	Inception Date
2050 Retirement Fund				October 1, 2012
Return before taxes	20.82%	12.93%	11.98%
Return after taxes on distributions	18.62%	11.12%	10.78%
Return after taxes on distributions and sales of shares	13.12%	9.70%	9.48%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.70%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
2055 Retirement FundMay 1, 2022

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	0.33%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$34	$107	$187	$425
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 10.49% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2055 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.
As of December 31, 2021, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 42.4%
•
Mid-Cap Equity Index Fund 18.8%
•
Small Cap Growth Fund 4.9%
•
Small Cap Value Fund 5.2%

•
Small Cap Equity Index Fund 2.2%
•
International Fund 18.1%
•
Bond Fund 8.4%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•
Retirement Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	18.44%
Worst	First quarter 2020	-22.05%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	For Life of Fund	Inception Date
2055 Retirement Fund				October 1, 2016
Return before taxes	21.11%	13.03%	13.22%
Return after taxes on distributions	19.02%	11.74%	11.98%
Return after taxes on distributions and sales of shares	13.15%	10.23%	10.23%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	18.36%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.80%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since its inception in October 2016, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
2060 Retirement FundMay 1, 2022

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.24%
Total Annual Fund Operating Expenses	0.40%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$41	$129	$226	$516
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 14.26% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2060 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2060. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.
As of December 31, 2021, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 41.0%
•
Mid-Cap Equity Index Fund 19.6%
•
Small Cap Growth Fund 4.9%
•
Small Cap Value Fund 5.3%

•
Small Cap Equity Index Fund 2.1%
•
International Fund 19.9%
•
Bond Fund 7.2%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•
Retirement Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	19.03%
Worst	First quarter 2020	-22.79%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
2060 Retirement Fund			July 2, 2018
Return before taxes	21.60%	13.24%
Return after taxes on distributions	19.37%	11.91%
Return after taxes on distributions and sales of shares	13.45%	9.98%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	19.51%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	4.58%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since its inception in October 2016, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
2065 Retirement FundMay 1, 2022

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	1.10%
Acquired Fund Fees and Expenses	0.22%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver and/or Expense Reimbursement*	(1.10%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.27%

*The Adviser has contractually agreed beginning as of the inception of the Fund to reimburse the Fund’s direct operating expenses (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation may not be terminated before April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless the Fund has at least $50 million in average net assets for the prior calendar year, or either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$28	$330	$663	$1,653
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund's portfolio turnover rate was 28.1% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2065 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2065. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target
Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.
As of December 31, 2021, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 39.5%
•
Mid-Cap Equity Index Fund 21.0%
•
Small Cap Growth Fund 5.0%
•
Small Cap Value Fund 5.2%
•
Small Cap Equity Index Fund 3.1%
•
International Fund 20.8%
•
Bond Fund 5.4%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•
A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
New Fund risk: The Fund is new and has fewer assets than an older fund and therefore, may have higher expenses than an older fund. While the Adviser has contractually agreed to reimburse the Fund’s direct operating expenses for, at a minimum, its first three years of operation in order to limit expenses, it may take more time for the Fund’s assets to grow large enough to offset high expenses.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Retirement Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	First quarter 2021	8.30%
Worst	Third quarter 2021	-1.00%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
2065 Retirement Fund			August 3, 2020
Return before taxes	21.73%	29.37%
Return after taxes on distributions	19.26%	26.52%
Return after taxes on distributions and sales of shares	15.33%	20.18%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	32.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	-1.23%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since its inception in October 2016, are primarily responsible for the day-to-day management of the Fund.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Conservative Allocation FundMay 1, 2022

Investment Objective. The Fund seeks current income and, to a lesser extent, capital appreciation.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.31%
Total Annual Fund Operating Expenses	0.37%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$38	$120	$210	$477
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 16.91% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests the majority of its assets in fixed income shares of other funds of the Investment Company (“IC Funds”) and also invests in equity IC Funds.
•
The Fund’s target allocation currently is approximately 65% of net assets in fixed income IC Funds and approximately 35% of net assets in equity IC Funds.
•
The Fund seeks to maintain approximately 30% of its net assets in the Bond Fund and approximately 35% of its net assets in the Mid-Term Bond Fund.
•
The Fund seeks to maintain approximately 25% of its net assets in the Equity Index Fund, approximately 5% of its net assets in the Mid Cap Equity Index Fund and approximately 5% of its net assets in the International Fund.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 65% of its assets in fixed income IC Funds and 35% of its assets in equity IC Funds; therefore the Fund is primarily subject to Fixed Income risk, which is described below and in more detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Allocation Fund risk:
•
The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.
•
Performance of some asset classes may offset performance of others, such as stocks and bonds.
•
Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	7.49%
Worst	First quarter 2020	-5.79%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Conservative Allocation Fund
Return before taxes	7.82%	7.46%	6.56%
Return after taxes on distributions	6.03%	5.47%	4.94%
Return after taxes on distributions and sales of shares	5.42%	5.21%	4.68%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.90%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since its inception in October 2016, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Moderate Allocation FundMay 1, 2022

Investment Objective. The Fund seeks capital appreciation and current income.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.24%
Total Annual Fund Operating Expenses	0.27%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$28	$87	$153	$348
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 14.83% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests both in equity and fixed income shares of other funds of the Investment Company (“IC Funds”).
•
The Fund’s target allocation currently is approximately 60% of net assets in equity IC Funds and approximately 40% of net assets in fixed income IC Funds.
•
The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 15% of its net assets in the Mid-Cap Equity Index Fund and approximately 10% of its net assets in the International Fund.
•
The Fund seeks to maintain approximately 25% of its net assets in the Bond Fund and approximately 15% of its net assets in the Mid-Term Bond Fund.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 60% of its assets in equity IC Funds and 40% of its assets in fixed income IC Funds; therefore the Fund is subject to both equity and fixed income risk. These risks include Market, Large Cap, Mid-Cap, Stock, Fixed Income and Foreign Investment risks, which are described in more detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Allocation Fund risk:
•
The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.
•
Performance of some asset classes may offset performance of others, such as stocks and bonds.
•
Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The performance information for the Fund includes historical performance of the Fund for periods prior to May 1, 2014. As of May 1, 2014, the Fund adopted the Fund’s current asset allocation as set forth in the Fund’s Principal Investment Strategies. The Fund’s performance prior to May 1, 2014 may have been different had the Fund used the current strategy prior to that date.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	11.83%
Worst	First quarter 2020	-12.49%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Moderate Allocation Fund
Return before taxes	14.19%	10.55%	9.56%
Return after taxes on distributions	11.78%	8.06%	7.62%
Return after taxes on distributions and sales of shares	9.51%	7.60%	7.11%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.90%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since its inception in October 2016, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund's summary section on page 117.

MUTUAL OF AMERICA Investment CorporationSUMMARY
Aggressive Allocation FundMay 1, 2022

Investment Objective. The Fund seeks capital appreciation and, to a lesser extent, current income.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	0.29%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$30	$94	$164	$374
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 13.06% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in equity shares of other funds of the Investment Company (“IC Funds”) and also in fixed income IC Funds.
•
The Fund’s target allocation currently is approximately 80% of net assets in equity IC Funds and approximately 20% of net assets in fixed income IC Funds.
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The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 15% of its net assets in the International Fund, approximately 5% of its net assets in the Small Cap Growth Fund and approximately 5% of its net assets in the Small Cap Value Fund.
•
The Fund seeks to maintain approximately 20% of its net assets in the Bond Fund.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 80% of its assets in equity IC Funds and 20% of its assets in fixed income IC Funds; therefore the Fund is primarily subject to equity risk. These risks include Market, Small-Cap, Mid-Cap, Large Cap, Stock and Fixed Income risks, which are described in more detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Allocation Fund risk:
•
The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.
•
Performance of some asset classes may offset performance of others, such as stocks and bonds.
•
Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	15.98%
Worst	First quarter 2020	-18.53%
Average Annual Total Returns (for periods ended December 31, 2021)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Aggressive Allocation Fund
Return before taxes	18.21%	12.32%	11.59%
Return after taxes on distributions	15.03%	9.34%	9.35%
Return after taxes on distributions and sales of shares	12.41%	8.93%	8.79%
S&P 500® Index (Index reflects no deduction for fees and expenses)	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-1.54%	3.57%	2.90%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since its inception in October 2016, are primarily responsible for the day-to-day management of the Fund.
Purchase and Sale of Fund Shares. For investors whose interest in the Fund is through an insurance company Separate Account, you can purchase or redeem Separate Account units that invest in the fund either by calling 800.468.3785, or by written request to your Mutual of America Regional Office, which can be found on mutualofamerica.com.
Any minimum initial or subsequent investment requirement for Separate Account Units that invest in the Fund is disclosed in the prospectus for your annuity contract or life insurance policy.
Shares held through a financial intermediary, including in a retirement plan, can be purchased or redeemed through the financial intermediary.
Fund shares held directly by institutions, such as endowments, foundations, corporations, not-for-profit corporations, municipalities and other public entities, and trusts, may be purchased or redeemed by mail to Mutual of America Investment Corporation, c/o FIS Investor Services 4249 Easton Way, Columbus, OH 43219 or by telephone by calling the Investment Company’s Customer Service at 800.914.8716. Such investors may purchase shares of the Fund by check, ACH or wire. The minimum initial investment in the Fund is $3,000. Subsequent investments in the Fund must be at least $100. Fund shares may be purchased or redeemed on any business day.

Tax Information. For investors whose interest in the Fund is through an insurance company Separate Account, no discussion is included as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of contracts or policies under a Separate Account accessing this Fund, see the prospectus for your contract or policy.
For direct investments into the Funds, distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Additional Information on Fund Objectives, Principal Investment Strategies and Principal Investment Risks
The Funds sell their shares to the Separate Accounts and also offer them for sale to the general public through financial intermediaries. Each Fund has its own investment objective and tries to achieve that objective with certain investment strategies. The Funds’ different investment strategies will affect the return and the risks of investing in each Fund. Each Fund’s investment objective is non-fundamental which means that it may be changed by the Investment Company’s Board of Directors without shareholder approval. Shareholders will be given written notice of any change to a Fund’s investment objective.
Certain Funds have a policy to invest at least 80% of their total assets in the type of securities suggested by the Fund’s name (as described below). These Funds may not change such policy without providing shareholders at least 60 days’ prior written notice.
Below is additional information regarding each Fund’s investment objective, principal investment strategies, and the principal risks of investing in each Fund.
For all actively managed equity portfolios, the Adviser uses a bottom-up approach, combining fundamental company research and a proprietary quantitative research model, with stock selection as the primary focus. The Funds maintain diversification that is generally sector neutral, and monitor risk exposure on an ongoing basis. A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, which may cause the Fund to not achieve its investment objective.
Market Capitalization
Market capitalization refers to the aggregate market value of the equity securities that a company has issued. With respect to the Equity Index Fund, Mid-Cap Equity Index Fund and Small Cap Equity Index Fund, and the policies of the Mid Cap Value Fund, Small Cap Value Fund and Small Cap Growth Fund to invest at least 80% of their total assets in the type of securities suggested by each Fund’s name, each Fund relies on the market capitalization ranges in its benchmark index at the time of purchase to define the range of market cap securities in which it will invest. Generally, at the present time companies are considered to be large-cap if they have market capitalizations in excess of $30 billion; mid-cap if they have market capitalizations of between $5.0 billion and $30 billion; and small-cap if they have market capitalizations of less than $5.0 billion. The market capitalization ranges of companies included in each Index will vary from time to time, and the market capitalization ranges of companies that are generally considered to be large-cap, mid-cap and small-cap will also vary from time to time depending on capitalization levels in the market. At December 31, 2021, the S&P 500® Index included companies with market capitalizations from $6.5 billion up to $2.9 trillion; the S&P 500® Catholic Values Index included companies with market capitalizations from $6.5 billion up to $2.9 trillion; the S&P MidCap 400® Index included mid-cap companies with market capitalizations from $1.74 billion up to $33.7 billion; and the S&P SmallCap 600® Index included small-cap companies with market capitalizations from $208 million up to $7.9 billion. The Equity Index Fund and the equities portion of the Composite Fund invest primarily in large-cap companies; the Mid Cap Value Fund and Mid-Cap Equity Index Fund invest primarily in mid-cap companies; and the Small Cap Growth Fund, Small Cap Value Fund and Small Cap Equity Index Fund invest primarily in small-cap companies. The All America Fund invests in large-cap, mid-cap and small-cap companies.
Descriptions of Fund Indices
The Standard & Poor’s 500® Index is designed to measure the performance of 500 top companies in the leading industries of the U.S. economy, and is meant to reflect the risk and return characteristics of the large cap universe.
The Standard & Poor’s 500® Catholic Values Index excludes from the S&P 500® certain activities that are not aligned with the Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops. The S&P 500® Catholic Values Index is designed for investors who do not want to breach religious norms in their passive investing strategies.

The Standard & Poor’s MidCap 400® Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.
The Standard & Poor’s SmallCap 600® Index is designed to measure the performance of 600 small-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.
The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000 (a broad index representing approximately 98% of the entire U.S. stock market).
The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell Midcap® Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Index selects from the bottom 80% of the Russell 1000® Index, screening on value factors. The Russell 1000® Index is a stock market index that represents the 1,000 largest stocks in the Russell 3000® Index. The Russell 1000® Index comprises over 90% of the total market capitalization of all listed U.S. stocks.
The MSCI EAFE Index is the Morgan Stanley Europe, Australasia and the Far East Index, an unmanaged, market-value weighted index designed to measure the overall condition of overseas equities markets.
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
The Bloomberg U.S. Intermediate Government/Credit Bond Index seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Bloomberg Capital Intermediate U.S. Government/Credit Bond Index.
“Standard & Poor’s®,” “S&P®,” the “S&P 500® Index”, the “S&P MidCap 400® Index”, the “S&P SmallCap 600® Index” and the “S&P 500® Catholic Values Index” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Capital Management LLC (the “Adviser”). Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund, Mid-Cap Equity Index Fund or Catholic Values Index Fund. Standard & Poor’s has no obligation or liability for the sale or operation of the Equity Index Fund, All America Fund, Small Cap Equity Index Fund, Mid-Cap Equity Index Fund, or Catholic Values Index Fund and makes no representation as to the advisability of investing in the Funds.
“Russell Midcap®”, “Russell 2000®,” “Russell 2000 Growth® Index”, “Russell 2000 Value® Index”, and “Russell 1000® Index” are registered trademarks of the Frank Russell Company.
MSCI EAFE Index is a service mark of MSCI. MSCI does not sponsor, endorse, sell or promote iShares Funds which are based on the MSCI EAFE Index and MSCI makes no representations regarding the advisability of investing in shares of such funds.
Equity Index Fund

Principal Objective. The Fund seeks investment results that correspond to the investment performance of the Standard & Poor’s 500® Composite Stock Index (the “S&P 500® Index”).
Principal Investment Strategy. The Fund invests primarily in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index.

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Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 500® Index.
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Securities in the S&P 500® Index generally are issued by large cap companies and are included based on industry weightings and the issuers’ leading positions in those industries. See “Market Capitalization” on page 119.
The Fund will concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.
The Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index to which the Fund is benchmarked. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the S&P 500® Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.
The Fund attempts to be fully invested at all times. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the S&P 500® Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P 500® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.
The Fund’s investment performance may not precisely duplicate the performance of the S&P 500® Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P 500® Index.
Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, Concentration risk, Non-Diversification risk, Index Tracking Error risk, Passive Investment risk, Large Cap risk and Stock risk. See “Principal Risks” on page 137 for specific information regarding these risks.
All America Fund

Principal Objective. The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.
Principal Investment Strategy. A portion of the Fund’s total assets is indexed and a portion is actively managed.
•
Indexed Assets. Approximately 60% of the Fund’s total assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index with respect to that 60% of the Fund’s total assets. This portion of the All America Fund is called the “Indexed Assets.”
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Active Assets. The Fund invests approximately 40% of the Fund’s total assets to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks. The Adviser actively manages this portion of the All America Fund. Approximately 20% of the total assets are invested in large and mid-cap growth and value stocks, approximately 10% of the Fund’s assets are invested in small-cap growth stocks and approximately 10% of the Fund’s total assets are invested in small-cap value stocks. See “Market Capitalization” on page 119.
•
Under normal circumstances, the issuers of at least 80% of the Fund’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.
The Adviser periodically rebalances assets in the All America Fund to retain the approximate 60%/40% relationship between Indexed Assets and Active Assets, based on then current market values.

Small, Mid-and Large Capitalization Value Stocks. The Adviser generally invests in stocks that it considers undervalued and with the potential for above average investment returns. The Adviser identifies such securities primarily through consideration of actual, expected earnings and cash flow, seeking securities that it believes have a depressed valuation compared to their previous valuations or compared to a universe of peer companies. Stocks issued by companies with large market capitalizations generally will have lower than average price volatility and low price/earnings ratios, and generally will have below market debt levels and current yield greater than the average of the S&P 500®.
Small, Mid- and Large Capitalization Growth Stocks. The Adviser invests in stocks that it considers to be fundamentally sound with the potential for above average earnings growth and long-term capital appreciation, based on bottom-up fundamental company research, including analysis of business models, financial statements, and potential for long-term growth in sales and cash flow.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Index Tracking Error risk, Passive Investment risk, Growth Stock risk, Value Stock risk, Large Cap risk, Mid-Cap risk, Small-Cap risk and Stock risk. See “Principal Risks” on page 137 for specific information regarding these risks.
Small Cap Value Fund

Principal Objective. The Fund seeks capital appreciation.
Principal Investment Strategy. The Fund invests primarily in value stocks issued by companies with small sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization” on page 119.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.
The fund will concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. Currently, the Fund has a concentration in the stocks of financial companies.
The Adviser identifies small cap stocks that are not widely followed by Wall Street investors, trade at a discount to their peers and have the potential to unlock value. The Adviser uses a “bottom-up” approach in selecting securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser continually reviews the universe of companies with small market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Small-Cap risk, Value Stock risk, Financial Industry risk and Stock risk. See “Principal Risks” on page 137 for specific information regarding these risks.
Small Cap Growth Fund

Principal Objective. The Fund seeks capital appreciation.
Principal Investment Strategy. The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that the Adviser believes to possess above-average growth potential. See “Market Capitalization” on page 119.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap growth stocks and at least 85% of the Fund’s total assets will be invested in equity securities.
The fund will concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also concentrated in that industry or group of industries. Currently, the Fund has a concentration in the stocks of health care and technology companies.

The Adviser identifies companies with clearly articulated growth strategies and compelling business models. The Adviser focuses on a company’s growth prospects, industry position and management team. Additionally, the Adviser seeks to identify improving fundamental trends. The Adviser uses a “bottom-up” approach in selecting securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser continually reviews the universe of companies with small market capitalizations to identify securities with growth characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Small-Cap risk, Growth stock risk, Health Care Industry risk, Technology risk and Stock risk. See “Principal Risks” on page 137 for specific information regarding these risks.
Small Cap Equity Index Fund

Principal Objective. The Fund seeks investment results that correspond to the investment performance of the S&P SmallCap 600® Index.
Principal Investment Strategy. The Fund invests primarily in the 600 common stocks included in the S&P SmallCap 600® Index to replicate, to the extent practicable, the weightings of such stocks in the Index.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P SmallCap 600® Index.
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Securities in the S&P SmallCap 600® Index are generally issued by small cap companies. See “Market Capitalization” on page 119.
The fund will concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.
The Fund attempts to be fully invested at all times. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the S&P SmallCap 600® Index.
From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P SmallCap 600® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.
There is a risk that the Fund’s investment performance may not precisely duplicate the performance of the S&P SmallCap 600® Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P SmallCap 600® Index.
Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, Concentration risk, Index Tracking Error risk, Passive Investment risk, Small-Cap risk and Stock risk. See “Principal Risks” on page 137 for specific information regarding these risks.
Mid Cap Value Fund

Principal Objective. The Fund seeks capital appreciation and, to a lesser extent, current income.
Principal Investment Strategy. The Fund invests primarily in value stocks issued by companies with mid-sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization” on page 119.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in mid cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.

The Adviser focuses on high-quality mid-sized companies that exhibit improving fundamentals. The Adviser also seeks to identify a unique industry position with sustainable business models and experienced management teams. The Adviser uses a “bottom-up” approach in selecting securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser continually reviews the universe of companies with mid-sized market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Mid-Cap risk, Value Stock risk and Stock risk. See “Principal Risks” on page 137 for specific information regarding these risks.
Mid-Cap Equity Index Fund

Principal Objective. The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.
Principal Investment Strategy. The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable, the weightings of such stocks in the Index.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P MidCap 400® Index.
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Securities in the S&P MidCap 400® Index are generally issued by mid cap companies. See “Market Capitalization” on page 119.
The fund will concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.
The Fund attempts to be fully invested at all times. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the S&P MidCap 400® Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P MidCap 400® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.
There is a risk that the Fund’s investment performance may not precisely duplicate the performance of the S&P MidCap 400® Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P MidCap 400® Index.
Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, Concentration risk, Index Tracking Error risk, Passive Investment risk, Mid-Cap risk and Stock risk. See “Principal Risks” on page 137 for specific information regarding these risks.
Composite Fund

Principal Objective. The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.
Principal Investment Strategy. The Fund invests a portion of its assets in equity and in fixed income (including money market) securities, where the portion in each category of securities will vary based on the Adviser’s view of current economic and market conditions.
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The equity portion of the Fund is invested in stocks in the S&P 500® Index, as selected by the large cap equity manager of the Adviser. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies.

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The fixed income portion of the Fund is invested primarily in investment-grade debt securities issued by U.S. corporations or by the U.S. Government or its agencies, including mortgage-backed securities, as managed by the fixed income and mortgage-backed securities managers of the Adviser. The Adviser evaluates each security to be purchased and selects securities based on maturity, credit quality as determined by fundamental analysis and interest income anticipated to be generated.
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The money market portion of the Fund invests in debt securities with a remaining maturity of 397 calendar days or less that present minimal credit risks.
By investing in equity securities and debt securities, the Fund tries to diversify, and thereby mitigate, the specific risks that would exist for an investment in either a stock fund or a bond fund. An investment in the Composite Fund has moderate financial risk, based on the Fund’s purchase of equity securities included in the S&P 500® Index and its purchase of investment grade debt securities.
At December 31, 2021, the Fund’s net assets were 62% invested in equity securities and 38% invested in fixed-income securities.
For defensive purposes, the Fund may invest up to 75% of its assets in common stock and other equity-type securities, or up to 75% of its assets in debt securities with a remaining maturity of more than one year, or 100% of its assets in money market instruments.
The Fund’s strategy for its equity investments is to invest in approximately 80 to 100 stocks, all of which are included in the S&P 500® Index. The Fund invests in these stocks in a range by economic sector weighting of 50% to 150% of the economic sector weightings of the S&P 500® Index.
The Adviser manages the fixed income portion of the Composite Fund in substantially the same way as it manages the Bond Fund, described below.
Principal Investment Risks. When you invest in the Composite Fund, you should consider that:
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The Fund has market risk and credit risk based on the asset classes (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.
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Different asset classes may have different investment performance, and the positive performance of one class may be offset in whole or in part by the negative performance of another asset class.
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Stock prices and bond prices will increase or decrease differently, especially over the long run, and the performance of these two asset classes may offset each other during certain periods. Because the Composite Fund holds both asset classes, their performance may be lower than that of equity Funds during periods when stocks outperform bonds and may be lower than that of fixed income Funds during periods when bonds outperform stocks.
An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Large Cap risk, Stock risk, Mortgage risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk and Money Market Instrument risk. See “Principal Risks” on page 137 for specific information regarding these risks.
International Fund

Principal Objective. The Fund seeks capital appreciation.
Principal Investment Strategy. Under normal circumstances, at least 80% of the Fund’s total assets will be invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks directly, through the purchase of exchange traded funds designed to track the MSCI EAFE Index, and/or through American Depository Receipts (“ADRs”). The Fund may not, however, invest in all of the countries represented in the MSCI EAFE Index or all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The Fund may also invest in securities and/or exchange traded funds that invest in countries or securities that may not be included in the MSCI EAFE Index.

In selecting individual stocks, the Fund will invest primarily in a diversified universe of companies included in the MSCI EAFE Index that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation. The Adviser will primarily use multi-factor computer models to identify stocks and/or ADRs of foreign companies that have the potential to outperform their peers based on criteria such as more attractive valuations and/or fundamentals. The Adviser will sell securities when more attractive alternatives are found, or when it is necessary to bring sector and/or country weights back within desired ranges relative to the benchmark. Currently, the Fund has a geographic concentration in the stocks of Japan.
Under normal circumstances, at least 80% of the Fund’s total assets will be invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks directly, through the purchase of exchange traded funds designed to track the MSCI EAFE Index, and/or through American Depository Receipts (“ADRs”). The Fund may not, however, invest in all of the countries represented in the MSCI EAFE Index or all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The Fund may also invest in securities and/or exchange traded funds that invest in countries or securities that may not be included in the MSCI EAFE Index.
In selecting individual stocks, the Fund will invest primarily in a diversified universe of companies included in the MSCI EAFE Index that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation. The Adviser will primarily use multi-factor computer models to identify stocks and/or ADRs of foreign companies that have the potential to outperform their peers based on criteria such as more attractive valuations and/or fundamentals. The fund will concentrate its investments in an industry or geography generally to the extent that the MSCI EAFE Index is also so concentrated in that industry or geography. Currently, the Fund has a geographic concentration in the stocks of Japan.
For investments through an insurance company separate account, the Adviser will waive fees otherwise payable to it by the Fund in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an underlying ETF under rule 12b-1 under the 1940 Act) received from an underlying ETF by the Adviser, or an affiliated person of the Adviser, in connection with the investment by the Fund in the underlying ETF. With respect to registered separate accounts that invest in the Fund, no sales load will be charged at the Fund level or at the underlying ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), if any, will only be charged at the Fund level or at the underlying ETF level, but not both. With respect to other investments in the Fund, any sales charges and/or service fees charged with respect to shares of the Fund will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of FINRA.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Large Cap risk, Mid-Cap risk, Stock risk, Foreign Investment risk, Eurozone Investment risk, Geographic Concentration in Japan risk, Depositary Receipts risk, and ETF risk. See “Principal Risks” on page 137 for specific information regarding these risks.
Catholic Values Index Fund

Principal Objective. The Fund seeks investment results that correspond to the investment performance of the Standard & Poor’s 500® Catholic Values Index (the “Catholic Values Index”).
Principal Investment Strategy. The Fund primarily invests in the common stocks included in the Catholic Values Index to replicate, to the extent practicable, the weightings of such stocks in the Catholic Values Index.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the Catholic Values Index.
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The Catholic Values Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Catholic Values Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”). The Catholic Values Index then reweights the remaining constituents so that the Catholic Values Index’s sector exposures approximate the sector exposures of the S&P 500® Index.
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Securities in the S&P 500® Index of which the Catholic Values Index is a subset generally are issued by large cap companies and are included based on industry weightings and the issuers’ leading positions in those industries. See “Market Capitalization” on page 119.
The Catholic Values Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”), which is an organization that is independent of the Fund and Mutual of America Capital Management LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Catholic Values Index and publishes information regarding the market value of the Catholic Values. As of March 31, 2022, the Catholic Values Index had 443 constituents. The Fund’s investment objective and Catholic Values Index may be changed without shareholder approval.
The Fund will concentrate its investments in an industry or group of industries to the extent that the Catholic Values Index being tracked is also so concentrated. Currently, the Fund has a concentration in the stocks of information technology companies.
The Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Catholic Values Index to which the Fund is benchmarked. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Catholic Values Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Catholic Values Index.
The Fund attempts to be fully invested at all times. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the Catholic Values Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the Catholic Values Index or in the valuations of the stocks within the Catholic Values Index relative to other stocks within the Catholic Values Index.
The Fund’s investment performance may not precisely duplicate the performance of the Catholic Values Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the Catholic Values Index.
Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, New Fund risk, Catholic Values Investing risk, Concentration risk, Non-Diversification risk, Index Tracking Error risk, Passive Investment risk, Large Cap risk and Stock risk. See “Principal Risks” on page 137 for specific information regarding these risks.
Money Market Fund

Principal Objective. The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.
Principal Investment Strategy. The Fund invests in money market instruments that meet certain requirements.
In selecting specific investments for the Fund, the Adviser seeks securities or instruments with the highest yield or income that meet the following requirements.
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The Fund invests only in money market instruments and other short-term debt securities including commercial paper issued by U.S. corporations, Treasury securities issued by the U.S. Government and discount notes issued by U.S. Government agencies. At December 31, 2021, the Fund was approximately 43% invested in U.S. Treasury Bills, 53% invested in commercial paper and 4% in short-term corporate debt.

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The Fund will purchase only securities with a remaining maturity of 397 calendar days or less that the Money Market Fund’s Board of Directors determines present minimal credit risks to the Fund.
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The dollar-weighted average portfolio maturity of the Fund’s securities must be 60 days or less.
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The Fund will not invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government or agency securities.
The value of the shares fluctuates because the Fund does not maintain a stable net asset value. At the time an investor sells the Fund, the shares may be worth more or less than the value of the shares at the time the investor paid for the shares.
The Fund uses the amortized cost method of valuing securities that have a remaining term to maturity of 60 days or less. Because the Fund uses market value for securities that mature in more than 60 days, the Fund does not invest more than 20% of its assets in these securities, to limit the possibility of a decline in the Fund’s net asset value.
Although the Fund seeks current income and preservation of principal, within its guidelines, low market interest rates can result in risk to both of these objectives, particularly after fees and expenses of the Investment Company, its Adviser and distributor are taken into account. It is possible to lose money invested in this Fund.
Principal Investment Risks. An investment in the Fund is subject to General risk, Market risk, Money Market risk, U.S. Government Securities Risk, Interest Rate risk and Management risk. See “Principal Risks” on page 137 for specific information regarding these risks.
Mid-Term Bond Fund

Principal Objective. The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.
Principal Investment Strategy. The Fund invests primarily in publicly-traded, investment-grade debt securities. The Fund invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities, and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.
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The Fund’s securities holdings will have an average maturity of three to seven years.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in investment-grade debt obligations issued by United States corporations or by the U.S. Government or its agencies.
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The Fund may have a significant portion of its assets invested in a particular type of debt security, such as U.S. Government agency securities, zero coupon securities or bonds rated BBB or higher.
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Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. Its approach generally is to purchase securities for income. In selecting an individual security, the Adviser reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security.
The Fund generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security in the Fund’s portfolio that the Adviser considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.
The percentage of the Fund’s portfolio invested in particular types of securities will vary, depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in these securities. The Fund may invest in foreign securities.

The Fund may invest in zero coupon securities issued by corporations, the U.S. Government or certain U.S. Government agencies. Zero coupon securities do not pay interest, but rather are issued at prices that are discounted from the principal (par) amount due at maturity. The Fund may invest in foreign securities, although it does not currently do so.
The Fund may invest in callable debt securities, where the issuer has the right after a period of time to redeem (call) securities prior to their stated maturity date. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, the Fund may be unable to reinvest proceeds in comparable securities with similar yields.
The Fund may invest in mortgage-backed securities, which are securities that represent interests in pools of mortgage loans, or collateralized mortgage obligations secured by pools of mortgage loans (“CMOs”). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages. Most of the mortgage-backed securities the Fund purchases are considered to be U.S. Government agency securities, with issuers such as the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (“full faith and credit”) in the case of Ginnie Maes. Fannie Maes and Freddie Macs are government-sponsored enterprises.
At December 31, 2021, the Mid-Term Bond Fund’s net assets were invested approximately 78% in U.S. Government securities and 21% in corporate debt securities. At that date, the Fund had approximately 85% of its assets in obligations rated AA+ to A-, 14% in corporate obligations rated BBB+ to BBB- and 1% in obligations rated below investment grade or unrated.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Market risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 137 for specific information regarding these risks.
Bond Fund

Principal Objective. The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.
Principal Investment Strategy. The Fund invests primarily in publicly-traded, investment-grade debt securities.
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The Fund’s securities holdings will have an average maturity that varies according to the Adviser’s view of current market conditions, including the interest rate environment.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in investment grade debt obligations issued by U.S. corporations or by the U.S. Government or its agencies.
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The Fund invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.
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The Fund generally will invest a significant portion of its assets in a particular type of debt security, such as U.S. Government securities, bonds rated BBB or higher and mortgage-backed securities. Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
The Adviser anticipates that the average maturity of the Fund’s securities holdings will be between five and ten years. The average maturity for the Bond Fund will be longer than the average maturity of the debt securities held by the Mid-Term Bond Fund.

The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser evaluates each security to be purchased and selects securities based in part on interest income to be generated. In selecting an individual security, it reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security. The Fund may continue to hold securities that have been downgraded if the Adviser considers the securities to be undervalued due to factors such as lack of liquidity or uncertainty in the marketplace.
The Fund generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security that it considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.
The percentage of the Fund’s portfolio invested in particular types of securities will vary, depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in other types of securities.
The Fund may invest in zero coupon securities issued by corporations, the U.S. Government or certain U.S. Government agencies. Zero coupon securities do not pay interest, but rather are issued at prices that are discounted from the principal (par) amount due at maturity. The Fund may invest in foreign securities, although it does not currently do so.
The Fund may invest in callable debt securities, where the issuer has the right after a period of time to redeem (call) securities prior to their stated maturity date. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, the Fund may be unable to reinvest proceeds in comparable securities with similar yields.
The Fund may invest in mortgage-backed securities, which are securities that represent interests in pools of mortgage loans, or collateralized mortgage obligations secured by pools of mortgage loans (“CMOs”). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages. Most of the mortgage-backed securities the Fund purchases are considered to be U.S. Government agency securities, with issuers such as the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (“full faith and credit”) in the case of Ginnie Maes. Fannie Maes and Freddie Macs are government-sponsored enterprises.
At December 31, 2021, the Bond Fund’s net assets were invested approximately 50% in long-term U.S. Government securities, 30% in long term U.S. Government agency obligations (all of which were mortgage-backed obligations), 19% in long-term corporate debt securities, and less than 1% in short-term debt securities. At that date, the Fund had approximately 86% of its assets in obligations rated AA+ to A-, 12% in corporate obligations rated BBB+ to BBB-, and 2% in corporate obligations rated below investment grade or unrated.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Market risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 137 for specific information regarding these risks.
Retirement Funds

Principal Objective: The Retirement Income Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

The 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund, 2055 Retirement Fund, 2060 Retirement Fund and 2065 Retirement Fund each seek to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.
The Retirement Income Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund, 2055 Retirement Fund, 2060 Retirement Fund and 2065 Retirement Fund are sometimes collectively referred to as the “Retirement Funds.”
Principal Investment Strategy: Each of the Retirement Funds is a “fund of funds,” which invests substantially all of its assets in shares of other funds of the Investment Company (“IC Funds”), except for the Allocation Funds and other Retirement Funds. IC Funds in which the Retirement Funds invest are sometimes referred to as “acquired funds” or “underlying funds.” Each of the Retirement Funds, except for the Retirement Income Fund, invests toward an approximate year of retirement which is included in the Retirement Fund’s name (“Target Retirement Date”). The Target Retirement Date included in the name of each Retirement Fund is the approximate year of retirement that is used in setting the allocations for each Retirement Fund. Generally speaking, for each Retirement Fund except for the Retirement Income Fund, the more time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on achieving capital appreciation and gains, as compared to preserving capital and producing income. The less time that remains until a Retirement Fund’s Target Retirement Date, the more emphasis that Fund will place on preserving capital and producing income, as compared to achieving capital appreciation and gains. As each Fund’s Target Retirement Date approaches, the Adviser will periodically reallocate and change the mix of IC Funds to gradually move toward the objective of preserving capital and producing income. The glide path below represents the shifting of asset classes over time.

The mix of investments in the Retirement Income Fund is not expected to change over time. The Retirement Income Fund is intended for investors who have passed their retirement date and seek a mix of investments more geared toward the objective of preserving capital and producing income than that offered by the other Retirement Funds. The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds. The Retirement Funds are monitored daily to assure proper application of cash to investments, are expected to be reallocated approximately quarterly or otherwise periodically, and the mix of funds within each Fund is expected to be reviewed at least annually.

A Fund that has reached its Target Retirement Date may not be invested in the mix of IC Funds that is most geared toward preserving capital and producing income (as reflected by the investment targets of the Retirement Income Fund) for up to ten (10) years after reaching its Target Retirement Date, since it is assumed that an investor who retires during the year of the Target Retirement Date will live for many years after that date. A Retirement Fund that has reached its Target Retirement Date (“Maturing Retirement Fund”) may have as much as 45-55% of its assets invested in equity IC Funds. A Maturing Retirement Fund will continue to move toward the Retirement Income Fund’s allocation during the 10 years following its Target Retirement Date. Once a Retirement Fund has reached December 31 of its Target Retirement Date, and at any time within ten (10) years after that date, the Investment Company’s Board of Directors may in its discretion decide to transfer that Fund’s total assets into the Retirement Income Fund by contributing the Maturing Retirement Fund’s net assets to the Retirement Income Fund in exchange for shares of the Retirement Income Fund based on the then-current net asset values of the respective Funds, and to the extent allowed by law and regulation, this action would not be subject to shareholder approval. The Maturing Retirement Fund will then cease to exist. The Investment Company’s Board of Directors expressly reserves the right to authorize such actions in the best interests of shareholders. Shares of the 2010 Retirement Fund were exchanged for shares of the Retirement Income Fund on July 31, 2020.
The following table shows the target allocation of each Retirement Fund’s total assets as of the date of this prospectus. The actual allocations at a given date may be different than the target allocations set forth in the table below. The Adviser may from time to time adjust the percentage of assets invested in any specific IC Fund held by a Retirement Fund as well as the specific IC Funds themselves, for reasons such as current market conditions, the economy, unanticipated events and other factors. These target allocations by asset class are not expected to vary from the table below by more than plus or minus ten percentage points. Although the Retirement Funds will not generally vary beyond the ten percentage point target allocation range, a Fund may at times determine, in light of market or economic conditions, that this range should be exceeded to protect the Fund or help it to achieve its objective. There is no guarantee that a Fund will correctly predict market or economic conditions and, as with other mutual fund investments, you could lose money. From time to time, the Adviser may also change the specific IC Funds in which the Fund invests.
	Target Allocation of the Retirement Funds (as of May 1, 2022)
	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Domestic Equity	25%	28%	34%	41%	49%	58%	64%	68%	70%	71%	72%	73%
Equity Index Fund	20%	23%	25%	30%	35%	40%	44%	47%	48%	47%	47%	48%
Mid-Cap Equity Funds	5%	5%	7%	8%	10%	13%	14%	14%	14%	15%	15%	15%
Small Cap Equity Funds	0%	0%	2%	3%	4%	5%	6%	7%	8%	9%	10%	10%
International Equity	5%	5%	7%	10%	12%	15%	18%	19%	20%	21%	22%	22%
TOTAL EQUITY	30%	33%	41%	51%	61%	73%	82%	87%	90%	92%	94%	95%
Bond Fund	35%	35%	35%	32%	26%	20%	16%	11%	8%	7%	5%	4%
Mid-Term Bond Fund	30%	27%	19%	14%	10%	4%	0%	0%	0%	0%	0%	0%
TOTAL FIXED INCOME	65%	62%	54%	46%	36%	24%	16%	11%	8%	7%	5%	4%
Money Market Fund	5%	5%	5%	3%	3%	3%	2%	2%	2%	1%	1%	1%
TOTAL ASSETS	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%
You can expect that if you invest in a Retirement Fund, in approximately five years, your fund’s target investments will be similar to the mix of investments currently targeted for the Retirement Fund with a date five years earlier than your fund in the above chart. For example, if you have invested in the 2040 Retirement Fund, your current target allocation is approximately that shown in the chart under “2040 Retirement Fund”. Five years from now, the target allocation of your investment in the 2040 Retirement Fund will be approximately that shown in the chart as the current target allocation for the “2035 Retirement Fund.” The asset allocation for the Retirement Income Fund, will remain approximately the same.
Generally, the more time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on capital appreciation, and thus, the more heavily that Fund will be invested in equity IC Funds. This means that Retirement Funds with Target Retirement Dates that are farther in the future will have a greater percentage of their assets subject to the risks of investing in equity securities, which include market risk and credit risk, as compared to the Retirement Income Fund and Retirement Funds with less time remaining until their Target Retirement Dates. The value of equity securities, and particularly those issued by companies with smaller market capitalizations and those issued by foreign companies, may increase or decrease dramatically at any given time. The value of equity securities is generally considered to be more volatile than that of fixed income securities. Investments in equity securities may have more risk of loss and also more potential to generate greater investment returns over a long-term period than investments in fixed income securities.
Generally, the less time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on preserving capital and producing income, and thus, the more heavily that Fund will be invested in fixed income IC Funds. This means that Retirement Funds with less time remaining until their Target Retirement Dates and the Retirement Income Fund will have a greater percentage of their assets subject to the risks of investing in fixed income securities, which include market risk and credit risk, as compared to Retirement Funds with more time remaining until their Target Retirement Dates. Fixed income securities may decline in value, depending on various market conditions. The value of fixed income securities is generally considered to be less volatile than that of equity securities. Fixed income securities may have less risk of loss and also less potential to generate greater investment returns over a long-term period than equity securities. It is important to understand that the Retirement Funds can allocate 45% of their assets, which can vary by plus or minus 10%, to equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.
The Retirement Income Fund may have less risk of dramatic fluctuations in asset value than the other Retirement Funds. Each of the other Retirement Funds may have less risk of dramatic fluctuations in asset value than a Retirement Fund with a later Target Retirement Date, and more risk of dramatic fluctuations in asset value than the Retirement Income Fund.
More information on the investment strategies of each acquired IC fund is available elsewhere in this prospectus.
Principal Investment Risks: When you invest in a Retirement Fund, you should consider that:
•
The Fund has market risk and credit risk based on the underlying IC Funds (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.
•
If you are considering investing in a Retirement Fund, you should read carefully all risk disclosures contained in this prospectus for the other IC Funds before investing because the Retirement Funds will own shares of such other IC Funds.
•
There is no guarantee that the allocations and reallocations of the general categories of acquired funds, the specific choices of acquired funds or the mix of such funds in each Retirement Fund will prove to be correct under all market and economic conditions, and you could lose money by investing in the Retirement Funds, as is possible with all mutual fund investments. An investment in a “fund of funds” in which allocations gradually shift over time also bears the risk that the target allocation mix, at any given time, may not be the ideal allocation mix based on the existing conditions in the financial markets.
•
It is important to note that all of the Retirement Funds have assets allocated across equity and fixed income IC Funds, and therefore each Retirement Fund is subject to the risks of investing in both equity and fixed income securities. It is also important to note that all of the Retirement Funds, with the exception of the Retirement Income Fund, have assets allocated to the International Fund, and therefore a portion of the portfolio of each Retirement Fund is subject to the risks of investing in international securities.
•
It is important to understand that the Retirement Funds can allocate 45% of their assets, which can vary by plus or minus 10%, to equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.
•
The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•
In addition to your anticipated date of retirement, you must consider whether a Retirement Fund will suit your tolerance for risk and your personal financial goals. For example, an investor with high tolerance for fluctuations in the value of their investments may prefer a Retirement Fund with a later Target Retirement Date that places a greater emphasis on capital appreciation, while an investor with lower tolerance for such fluctuations may prefer a Retirement Fund with an earlier Target Retirement Date that places a greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Depending on where your Retirement Fund is in its glide path, an investment in a Retirement Fund also may be subject to General risk, Underlying Fund risk, Active Management risk, Company risk, Market risk, New Fund risk, Small-Cap risk, Mid-Cap risk, Value Stock risk, Growth Stock risk, Stock risk, Foreign Investment risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. The Principal Risks for each Retirement Fund are listed in the Summary Prospectus for that Retirement Fund. See “Principal Risks” on page 137 for specific information regarding these risks.
Allocation Funds

The Aggressive Allocation Fund, Moderate Allocation Fund and Conservative Allocation Fund are sometimes referred to collectively as the “Allocation Funds.”
Each Allocation Fund invests in equity IC Funds and fixed income IC Funds, but each Fund targets different percentages to these asset classes. IC Funds in which the Allocation Funds invest are referred to as acquired funds. The targets reflect three different approaches to asset allocation based on risk tolerance.
Stock prices generally are more volatile than bond prices. Stocks historically have had a larger potential for loss, especially in the short-term, than bonds. The Aggressive Allocation Fund, because it invests primarily in equity Funds, is expected to have more market risk than the other Allocation Funds. The Conservative Allocation Fund, because it invests primarily in bond Funds, is expected to have less market risk but also may have less potential for gain over the long term than the other Allocation Funds.
Conservative Allocation Fund
Principal Objective: The Fund seeks current income and, to a lesser extent, capital appreciation.
Principal Investment Strategy: The Fund invests the majority of its assets in fixed income IC Funds and also invests in equity IC Funds.
•
The Fund’s target allocation currently is 65% of net assets in fixed income IC Funds and 35% of net assets in equity IC Funds.
•
The Fund seeks to maintain approximately 30% of its net assets in the Bond Fund and approximately 35% of its net assets in the Mid-Term Bond Fund.
•
The Fund seeks to maintain approximately 25% of its net assets in the Equity Index Fund, approximately 5% of its net assets in the Mid Cap Equity Index Fund and approximately 5% of its net assets in the International Fund.
The Adviser will periodically rebalance assets in the Fund to maintain an approximate 65%/35% relationship between fixed income IC Funds and equity IC Funds. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.
From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.
Moderate Allocation Fund
Principal Objective: The Fund seeks capital appreciation and current income.
Principal Investment Strategy: The Fund invests in both equity and fixed income IC Funds.

•
The Fund’s target allocation currently is approximately 60% of net assets in equity IC Funds and approximately 40% of net assets in fixed income IC Funds.
•
The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 15% of its net assets in the Mid-Cap Equity Index Fund and approximately 10% of its net assets in the International Fund.
•
The Fund seeks to maintain approximately 25% of its net assets in the Bond Fund and approximately 15% of its net assets in the Mid-Term Bond Fund.
The Adviser will periodically rebalance assets in the Fund to maintain an approximate 60%/40% relationship between equity IC Funds and fixed income IC Funds. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.
From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.
Aggressive Allocation Fund
Principal Objective: The Fund seeks capital appreciation and, to a lesser extent, current income.
Principal Investment Strategy: The Fund invests primarily in equity IC Funds and also in fixed income IC Funds.
•
The Fund’s target allocation currently is approximately 80% of net assets in equity IC Funds and approximately 20% of net assets in fixed income IC Funds.
•
The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 15% of its net assets in the International Fund, approximately 5% of its net assets in the Small Cap Growth Fund and approximately 5% of its net assets in the Small Cap Value Fund.
•
The Fund seeks to maintain approximately 20% of its net assets in the Bond Fund.
The Adviser will periodically rebalance assets in the Fund to maintain an approximate 80%/20% relationship between equity IC Funds and fixed income IC Funds. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.
From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.
Principal Investment Risk for the Allocation Funds:
When you invest in an asset allocation fund, you should consider that:
•
The Fund has market risk and credit risk based on the asset classes (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.
•
Different asset classes may have different investment performance, and the positive performance of one class may be offset in whole or in part by the negative performance of another asset class.
•
Stock prices and bond prices will increase or decrease differently, especially over the long run, and the performance of these two asset classes may offset each other during certain periods. Because the Allocation Funds hold two asset classes, their performance may be lower than that of equity Funds during periods when stocks outperform bonds and may be lower than that of fixed income Funds during periods when bonds outperform stocks.
An investment in the Conservative Allocation Fund is also subject to General risk, Underlying Fund risk, Active Management risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk, Prepayment risk, Stock risk, Large Cap risk, Mid-Cap risk, and Foreign Investment risk. An investment in the Moderate Allocation Fund is also subject to General risk, Underlying

Fund risk, Active Management risk, Market risk, Stock risk, Large Cap risk, Mid-Cap risk, Foreign Investment risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. An investment in the Aggressive Allocation Fund is also subject to General risk, Underlying Fund risk, Active Management risk, Market risk, Stock risk, Large Cap risk, Mid-Cap risk, Small-Cap risk, Foreign Investment, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 137 for specific information regarding these risks.

Description of Principal Risks
Below are descriptions of the principal risks to which investments in the Funds are subject.
General risk: There is no assurance that a Fund will achieve its investment objective. An investment in any Fund could decline in value, and you could lose money by investing in any Fund. The investment results for a Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.
Active Management risk: The Fund’s portfolio manager makes investment decisions for the Fund, but there is no guarantee that his investment strategy will produce the desired results. Securities selected through the portfolio manager’s process may be negatively impacted by factors or events not foreseen in the investment process. As a result, the Fund may have a lower return than if it were managed using another process or strategy. These risks may cause the Fund to underperform its comparative index or other funds with a similar investment objective.
Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity. This would result in reduced income.
Catholic Values Investing risk: The Fund invests in stocks of companies that meet the Underlying Index’s investment criteria by excluding companies based on their involvement in one or more activities deemed by the investment criteria to be inconsistent with Catholic teachings. There can be no guarantee that the activities of the companies included in the Catholic Values Index will align with the moral and social teachings of the Catholic Church, or that the Catholic Values Index’s investment criteria will align fully with all interpretations of Catholic social teachings.
Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Bonds rated BBB or lower generally have more credit risk than higher-rated securities. Below-investment grade debt — also known as “High-yield bonds” and “junk bonds” — have a higher risk of default and tend to be less liquid than higher-rated securities.
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Fund to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies. See “Foreign investment risk” for information on foreign securities.
Concentration Risk: Certain funds will concentrate in the securities of a particular industry or group of industries to approximately the same extent as its comparative index. Because such a fund may invest more of its assets in securities issued by a particular industry, the fund’s performance depends to a greater extent on the overall condition of that industry and is more susceptible to events affecting that industry.
Corporate Debt risk: In periods of economic uncertainty, investors may favor U.S. government debt securities over debt securities of corporate issuers, in which case the value of corporate debt securities would decline in relation to the value of U.S. government debt securities.
Depositary Receipts risk: The fund may invest in securities of foreign issuers in the form of depositary receipts, including ADRs, or other securities that are convertible into securities of foreign issuers. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the

United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges, unlike traditional mutual funds. Their net asset values may differ from the prices of the ETF shares offered on the exchanges. There are also risks associated with investing in ETFs that invest in the securities of companies located throughout the world. See “Foreign investment risk” for information on foreign securities. In addition to the risks of the underlying securities in which an ETF may invest, the following risks are associated with a fund that invests in ETFs:
Trading Risk: Although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. Also there is no assurance that an active trading market for the shares of the ETFs will develop. The lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio of securities. The market price of an underlying ETF may trade at a premium or discount to its net asset value. The performance of the Fund could be adversely impacted. Secondary market trading in shares of underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.
Investment Company Risk: The Fund indirectly bears fees and expenses charged by the underlying ETFs in which it invests in addition to the Fund’s direct fees and expenses. Therefore, the cost of investing in the Fund may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the Fund. If that were to occur, the Fund might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the Fund.
Leveraging Risk: When an underlying ETF borrows money or otherwise leverages its holdings, the value of an investment in that underlying ETF will be more volatile and all other risks will tend to be compounded. The underlying ETF may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.
Passive Investment Risk: Many ETFs are not actively managed. Each underlying ETF invests in the securities included in, or representative of, its underlying index regardless of its investment merit or market trends. In addition, the underlying ETFs generally do not change their investment strategies to respond to changes in the economy. This means that an underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.
Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its index.
Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.
Reliance on SEC Exemptive Orders: A fund may only acquire limited amounts of shares of other investment companies (including underlying ETFs). The SEC issued exemptive orders that allow the Fund to invest in such ETFs in excess of those limits, provided the ETF and the Fund meet conditions of the exemptive orders. The Fund’s ability to invest in underlying ETFs will be severely constrained without such exemptive orders.
Eurozone Investment risk: The United Kingdom’s departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of United Kingdom banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise. This may negatively affect Fund returns, as the value of the security decreases when principal payments are made later than expected. In addition, because principal payments are made later than expected, the fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.
Financial Industry risk: Companies in the financial industry are subject to extensive government regulation that can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financial services industry. Insurance companies can be subject to severe price competition. The financial services industry can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
Foreign Investment risk: An investment in foreign securities involves risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. An investment in foreign securities may be subject to the following risks:
Currency risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from an investment in securities denominated in a foreign currency or may widen existing losses. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.
Settlement risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for delivery of securities) not typically associated with the settlement of U.S. investments.
Geographic risk: The economies and financial markets of certain regions, such as Latin America and the Pacific region, can be highly interdependent and may decline all at the same time.
Political/Economic risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on foreign investments.
Regulatory risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.
Transaction costs risk: the costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.
Geographic Concentration in Japan risk: The performance of a fund that may concentrate its investments in Japan, may be impacted by social, political, and economic conditions within Japan and be more volatile than funds without such a concentration. Also investments within the same geographic region can be highly correlated and may decline at the same time.
Growth Stock risk: Growth stocks are stocks considered to possess above average growth potential and generally have low dividends and higher prices relative to standard measures, such as earnings and book value. There are times when value stocks outperform growth stocks. A risk of choosing growth style investing is that it will not outperform value style investing.

Health Care Industry risk: Companies in the health care industry are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expiration.
Index Tracking Error risk: Each Index fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant. For example, the Fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the Fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The Fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the Fund, operating expenses and trading costs all affect the ability of the Fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Interest Rate risk: Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). This is especially true under current economic conditions because interest rates are near historically low levels. Thus, Funds currently face a heightened level of interest rate risk, especially as the Federal Reserve Board has ended its quantitative easing program and signaled its intention to take action that could cause interest rates to rise.
Large Cap risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Large-capitalization companies are typically companies with market capitalizations greater than $30 billion.
Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.
Management risk: The investment techniques and risk analyses applied by the Fund may not produce the desired results, and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
Market risk: Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The price of equity securities may fluctuate depending on market conditions, and therefore the value of an investment in equity securities may increase or decrease dramatically at any time. A Fund may experience a substantial or complete loss on an individual stock. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, public health threats and other unforeseen events could also significantly impact issuers, economies and markets generally, including in ways that cannot necessarily be foreseen.
Mid-Cap risk: The market risk associated with mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with mid cap stocks is attributable to a number of factors, including the fact that the earnings of mid-size companies tend to be less predictable than those of larger, more established companies. Mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices. Additionally, mid-cap companies may have lower trading volume and less liquidity than larger, more established companies. The transaction costs for purchasing and selling mid-size companies may be greater than that of larger companies. The degree of risk of mid-cap companies is greater than for large cap companies since the degree of risk decreases as the capitalization increases. Mid-cap companies are typically companies with market capitalizations in the range of $5.0 billion to $30.0 billion.
Money Market risk: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Board of Directors of the Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors, and a fee may automatically be imposed based on the Fund’s liquidity level. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Money Market instrument risk: Money Market instruments may decline in value, based on the performance of the issuer or changes in prevailing interest rates. The returns on money market instruments can be adversely affected when yields on eligible investments are low.
Mortgage risk: A Fund that purchases mortgage related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates fall, the underlying mortgages may be prepaid at a faster rate than previously assumed in pricing the mortgage-backed security, which would shorten the period to maturity. When interest rates rise, the underlying mortgages may be prepaid at a slower rate than previously assumed, which would lengthen the period to maturity.
Characteristics of underlying mortgage pools will vary, and it is not possible to precisely predict the realized yield or average life of a particular mortgage-backed security, because of the principal prepayment feature inherent in the security. A decline in interest rates may lead to increased prepayment of the underlying mortgages, and the security holder may have to reinvest proceeds received at lower yields. Unscheduled or early payments on the underlying mortgages may shorten the effective maturity of a mortgage-backed security and impact the yield and price of the security. An increase in interest rates may lead to prepayment of the underlying mortgages over a longer time period than was assumed when the mortgage-backed security was purchased, and the security holder may not receive expected levels of payments to reinvest at higher rates of return. Delay in payments on the underlying mortgages may lengthen the effective maturity of the security and impact the price and yield of the security. Fannie Mae and Freddie Mac mortgage-backed securities are now government-sponsored enterprises. In addition, terms and features of some underlying mortgages may increase the likelihood of defaults by borrowers due to declining collateral values, inability of borrowers to make scheduled payments upon interest rate resets and other factors.
New Fund risk: The Fund is new and has fewer assets than an older fund and therefore, may have higher expenses than an older fund. While the Adviser has contractually agreed to reimburse the Fund’s direct operating expenses for, at a minimum, its first three years of operation in order to limit expenses, it may take more time for the Fund’s assets to grow large enough to offset high expenses.

Non-Diversification risk: The Fund may become classified as "non-diversified" under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, the Fund follows the securities included in the index during upturns as well as downturns. Due to its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. As a result, the Fund’s performance may lag the performance of actively managed funds.
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline. This may negatively affect Fund returns, because the Fund may have to reinvest that money at the lower prevailing interest rates. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment.
Small-Cap risk: Securities issued by companies with small-sized market capitalizations generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations because such stocks tend to experience sharper price fluctuations than large capitalization stocks. Also, since equity securities issued by companies with small-sized market capitalizations may not be traded as often as equity securities of companies with larger market capitalizations, it may be difficult for a Fund to sell small-capitalization securities at reasonable prices. Small-cap companies may have less access to credit and capital markets, limited availability of information and less liquidity. Small-cap companies may have limited resources, products and markets than those of larger, more established companies. Securities of small cap companies may be affected more greatly by economic downturns. The degree of risk for small-cap companies is greater than for mid-and large-cap companies since the degree of risk decreases as capitalization increases. Companies with small market capitalizations whose stocks the Adviser selects may have limited Wall Street research coverage and low institutional ownership, which may make the stocks more difficult to sell in certain market conditions.
Stock Risk: When you invest in a Fund that invests in stocks, you should consider that:
•
The Fund is subject to market risk — the value of your investment will go up or down, depending on movements in the stock markets. As a result, you may lose money from your investment, or your investment may increase in value.
•
The investment results for a particular Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.
•
The investment results for a particular Fund may be better or worse than the results of other funds that invest in the same types of securities. In other words, stock selection by a Fund’s investment adviser(s) will impact the Fund’s performance.
•
The prices and investment performance of stocks that are issued by companies with smaller market capitalizations may fluctuate more than the prices and investment performance of stocks that are issued by companies with larger market capitalizations.
•
Value stocks and growth stocks usually have different investment results, and either investment style may become out of favor with stock investors at a given time.
Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the ability of the Adviser to select the appropriate mix of underlying funds. In addition, achieving the Fund’s objective will depend on the performance of the underlying funds which depends on the underlying fund’s ability to meet their investment objectives. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective.
A Fund is subject to the same risks as the underlying funds in which it invests. The Fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent an underlying fund invests in these securities directly or engages in hedging and other strategic transactions, the Fund will be subject to the same risks. When a Fund has a greater mix of equity securities it will be less conservative and have more equity securities risk exposure. When a Fund has a greater mix of fixed-income and short-term fixed-income securities, it will be more conservative and have more fixed income securities risk exposure.
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
Value Stock risk: Value stocks are stocks considered to be undervalued in the marketplace and generally have above average dividends with prices that are considered low as compared with standard measures, such as earnings and book value. Value stocks are subject to the risk that they will remain undervalued. Value stocks are also subject to the risk that the Adviser’s measure of intrinsic value may not be accurate and stocks chosen by the Adviser may perform poorly. There are times when growth stocks outperform value stocks. A risk of choosing value style investing is that it will not outperform growth style investing.
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest, and they may fluctuate more in market value and be more difficult for a Fund to sell during periods of interest rate changes than comparable securities that pay interest in cash at regular intervals. For example, a Fund may lose a portion of the principal amount of a zero coupon security if it sells the security after an increase in interest rates.
The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Fund may lose more if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.
Disclosure of Portfolio Securities Information
A description of the Investment Company’s policies and procedures with respect to the disclosure of the Investment Company’s portfolio securities is available in the Statement of Additional Information. See the back cover for information on how to obtain a copy of the Statement of Additional Information.

Management of the Funds
The Advisory contract is renewed for one year periods, as approved by the Investment Company’s Board of Directors. The Advisory contract has been renewed for the year 2022. Information regarding the basis for the approval of the contract renewal by the Board will be included in the semiannual report to shareholders for the period ending June 30, 2022.
The Adviser

Mutual of America Capital Management LLC, 320 Park Avenue, New York, New York 10022-6839 (the “Adviser” or “Capital Management”) is the investment adviser for the Funds of the Investment Company. The Adviser is a registered investment adviser which has managed the assets of the Insurance Company and the funds of the Investment Company since 1993. The Adviser had total assets under management of approximately $21.1 billion at December 31, 2021, including $13.5 billion for the Investment Company. As Adviser, Capital Management:
•
places orders for the purchase and sale of securities,
•
engages in securities research,
•
makes recommendations to and reports to the Investment Company’s Board of Directors,
•
supplies administrative, accounting and recordkeeping services for the Funds,
•
provides the office space, facilities, equipment, material and personnel necessary to perform its duties, and
•
performs reallocation and rebalancing services.
For its investment management services, the Adviser receives compensation from each Fund at an annual rate of the Fund’s net assets, calculated as a daily charge. These annual rates are:
•
All America, Composite, and Mid-Term Bond Funds — .40%
•
Bond Fund — .39%
•
Small Cap Value and Small Cap Growth Funds — .75%
•
Mid Cap Value Fund — .55%
•
Equity Index, Mid-Cap Equity Index Funds, and Small Cap Equity Index — .075%
•
International Fund — .075%
•
Catholic Values Index Fund — .15%
•
Money Market Fund — .15%
•
Allocation Funds — 0%
•
Retirement Funds — .05%
The Allocation Funds and the Retirement Funds indirectly incur advisory fees of the Adviser.
Portfolio Managers

The person(s) primarily responsible for the day-to-day management of the Funds’ investment portfolios are listed below. No information is given for the Money Market Fund because of the type of investments it makes. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Investment Company.
Joseph R. Gaffoglio, President of the Adviser, joined the Adviser in 2005 and has approximately 27 years of experience in the financial industry. Mr. Gaffoglio’s primary focus has been quantitative research and risk management. He has been responsible for managing the Retirement Funds and Allocation Funds since May 2014 and the large cap portions of the All America Fund and Composite Fund since May 2016.

Stephen J. Rich, Chief Executive Officer of the Adviser, joined the Adviser in February 2004, and has approximately 30 years of experience selecting securities for and managing equity portfolios.
Jacqueline Sabella, Senior Vice President of the Adviser, joined the Adviser in January 2000, and has approximately 25 years of experience in selecting securities and managing fixed income portfolios.
Marguerite Wagner, Executive Vice President of the Adviser, joined the Adviser in 2005, and has approximately 39 years of experience selecting securities and managing equity portfolios.
Erik Wennerstrum, Second Vice President of the Adviser, joined the Adviser in July 2019, and has approximately 7 years of investment experience. Mr. Wennerstrum works with the Adviser’s quantitative research group, in addition to serving as a portfolio manager of the equity index portfolios since May 2021. Prior to joining the Adviser, Mr. Wennerstrum was a quantitative analyst at PNC Capital Advisors and served as an institutional portfolio manager with PNC Institutional Asset Management.
Jamie A. Zendel, Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration of the Adviser, handles indexed investments. Ms. Zendel joined the Adviser in July 2007 and has approximately 24 years of experience in the financial industry. Ms. Zendel manages the indexed portfolio of the All America Fund; the Equity Index Fund, Mid-Cap Equity Index Fund, and International Fund since May 2014; the Small Cap Equity Index Fund since May 2018; the Catholic Values Index Fund since May 2020; and the Retirement Funds and Allocation Funds since May 2021.
Equity Index Fund
The Equity Index Fund is managed by Jamie A. Zendel and Erik Wennerstrum. See “Portfolio Managers” for additional information.
All America Fund
The large cap value and large cap growth segments of the All America Fund are managed by Joseph R. Gaffoglio. The small cap and mid-cap value segments of the Fund are managed by Stephen J. Rich. The small cap growth and mid cap core segments of the Fund are managed by Marguerite Wagner. The index portion of the Fund is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.
Small Cap Value Fund
The Small Cap Value Fund is managed by Stephen J. Rich. See “Portfolio Managers” for additional information.
Small Cap Growth Fund
The Small Cap Growth Fund is managed by Marguerite Wagner. See “Portfolio Managers” for additional information.
Small Cap Equity Index Fund
The Small Cap Equity Index Fund is managed by Jamie A. Zendel and Erik Wennerstrum. See “Portfolio Managers” for additional information.
Mid Cap Value Fund
The Mid Cap Value Fund is managed by Stephen J. Rich. See “Portfolio Managers” for additional information.
Mid-Cap Equity Index Fund
The Mid-Cap Equity Index Fund is managed by Jamie A. Zendel and Erik Wennerstrum. See “Portfolio Managers” for additional information.
Composite Fund
The fixed income portion and the mortgage-backed securities segment of the Composite Fund are managed by Jacqueline Sabella. The large cap equity portion of the Composite Fund is managed by Joseph R. Gaffoglio. See “Portfolio Managers” for additional information

International Fund
The International Fund is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.
Catholic Values Index Fund
The Catholic Values Index Fund is managed by Jamie A. Zendel and Erik Wennerstrum. See “Portfolio Managers” for additional information.
Bond Fund and Mid-Term Bond Fund
The fixed income investment strategy and day-to-day operations of the Bond Fund and Mid-Term Bond Fund, as well as the mortgage-backed securities segment of each Fund, are managed by Jacqueline Sabella. See “Portfolio Managers” for additional information.
Retirement Funds
The Retirement Funds are managed by Joseph R. Gaffoglio and Jamie A. Zendel. See “Portfolio Managers” for additional information.
Allocation Funds
The Allocation Funds are managed by Joseph R. Gaffoglio and Jamie A. Zendel. See “Portfolio Managers” for additional information.

Information About Fund Shares
Pricing of Fund Shares

The purchase or redemption price of a Fund share is equal to its net asset value (“NAV”) that we next calculate after we receive the purchase or redemption order. Orders received by the Separate Account sponsor on a business day prior to the close of regular trading on The New York Stock Exchange (“Exchange”) and communicated to the Fund or its Transfer Agent prior to 9:00 a.m. Eastern Time on the following business day will be effected at the NAV determined on the business day when the order was received by the Separate Account. A Fund’s net asset value per share is equal to the sum of the value of the securities it holds plus any cash or other assets (including accrued interest and dividends), minus all liabilities (including accrued expenses) divided by the number of shares outstanding. For any portion of a Fund’s assets that are invested in an underlying investment company which is not an ETF, that Fund’s net asset value is calculated based on the net asset values of the investment company in which the Fund has invested. The net asset value of the portion of a Fund’s net assets that are invested in ETFs is determined based on the market value of the ETF holdings. The Adviser calculates a Fund’s net asset value as of the close of trading on the Exchange on each day the Exchange is open for trading (a “Valuation Day”). Fund shares will not be priced on days that the Exchange is not open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the underlying securities may change on days when you will not be able to purchase or redeem shares of the fund or the separate account subaccount that invests in that Fund.
In determining a Fund’s net asset value, the Adviser uses market value. If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value (the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium).
If there are any equity or debt securities or assets for which market quotations are not readily available, the Adviser will use fair value pricing, as determined in good faith by, or under the direction of, the Investment Company’s Board of Directors or its Valuation Committee.
Fair Value Pricing. The Investment Company strictly complies with Rule 22c-1 of the Investment Company Act of 1940 in calculating the net asset value of its shares each business day. A daily pricing routine is followed, which contains controls to ensure that all prices are properly obtained and recorded in conjunction with a computer program. Prices are obtained from Thomson Reuters for equities and foreign equity securities, and from Intercontinental Exchange for fixed income securities. In the event that a price is missing from the automatic data transmission, it is obtained from these sources manually. In the unusual event that Thomson Reuters or Intercontinental Exchange cannot supply a price, for equity securities ICE is the secondary pricing source and Bloomberg is the tertiary pricing source; Thomson Reuters is the secondary pricing source for fixed income securities. In the event that the secondary source, or the tertiary source for equities, cannot supply a price, then fair value pricing is used. All prices are reviewed for reasonableness by the Finance Division Pricing Unit of the Insurance Company, pursuant to an agreement with the Adviser. In the event that the Pricing Unit disagrees with the primary, secondary or tertiary pricing sources’ price determinations, or there is a material occurrence which is reasonably likely to have a substantial effect on the prices received from the pricing sources mentioned above or on the net asset value calculated from all prices received by the Investment Company, fair value pricing will be applied to arrive at a correct price or net asset value as the case may be. For foreign equity securities held by the Funds, ICE will provide fair value pricing based on ICE's proprietary methodology. Due diligence over the fair value process will be conducted periodically, not less than quarterly, and submitted to the Valuation Committee. Fair Value is reviewed and approved by a Valuation Committee appointed by the Investment Company’s Board of Directors. The effects of using fair value pricing are to conform the prices recorded and utilized by the Investment Company in determining its net asset value to the amounts that the Investment Company reasonably views as accurate. When Fair Value Pricing takes place the prices of the securities in a portfolio that are used in creating its net asset value may differ from published or quoted prices for the same securities.

Purchase of Fund Shares

The Investment Company offers shares in the Funds to the Insurance Companies, without sales charge, for allocation to their Separate Accounts. See your variable annuity or variable life insurance prospectus or brochure for information on how to purchase and redeem investments in the separate accounts that invest in the funds. Acceptance by the Insurance Company of an order for allocating account balance to one of the separate account subaccounts constitutes a purchase order for shares of the corresponding Fund of the Investment Company. Shares of the Funds are also offered through retirement plans. See your Summary Plan Description or consult with your plan sponsor for information on how to purchase shares of the Funds through your retirement plan.
Purchases by Institutions
Institutions, such as endowments, foundations, corporations, not-for-profit corporations, municipalities and other public entities, and trusts, may purchase shares of the Funds from the Funds’ transfer agent or through investment representatives who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.
The Funds consider a purchase or sale order as received when an investment representative receives the order in good order before 4:00 p.m. Eastern Time. These orders will be priced based on a Fund’s NAV next computed after such order is received by the investment representative. It is the responsibility of the investment representative to transmit properly completed purchase orders to the Fund in a timely manner.
Purchases of the Funds may be made on any business day. This includes any days on which the Funds are open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
The minimum initial investment in each Fund is $3,000. Subsequent investments in all Funds must be at least $100. Shares of the Funds are offered continuously for purchase at the NAV per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.
All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler’s checks, money orders, cash, and credit card convenience checks are not accepted.
A Fund or the Adviser may waive its minimum purchase requirement, or a Fund may reject a purchase order, if it is deemed to be in the best interest of either the Fund and/or its shareholders.
Instructions for Opening or Adding to an Account
Important Information About Procedures for Opening a New Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you is that when you open an account, you are required to provide your name, residential address, date of birth, and identification number. We may require other information that will allow us to identify you.
Foreign Investors
Each Fund will only accept new account applications and additional purchases of Fund shares from an established shareholder account that (1) reflects an address located within the U.S. or its territories; or (2) reflects a U.S. military address; and (3) in every case, is associated with a valid U.S. taxpayer identification number. Funds are only offered for sale in the United States and are not available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investment in the Funds as a U.S. mutual fund.

By Regular Mail or Overnight Service
Initial Investment:
If you would like to open an account, you will first need to complete an Account Application. You can obtain an Account Application by calling the Investment Company’s Customer Service at 1-800-914-8716
1.
Carefully read and complete an account application. Establishing your account privileges now saves you the inconvenience of having to add them later. Purchase orders must be received by the Fund in “good order”. This means your completed account application must be accompanied by payment for the shares you are purchasing.
2.
Make check or certified check payable to Mutual of America Investment Corporation the applicable Fund.
3.
Mail to: Mutual of America Investment Corporation, c/o FIS Investor Services 4249 Easton Way Columbus, OH 43219.
Subsequent Investments:
Subsequent investments can be made by check or certified check payable to the applicable Fund and mailed to the address indicated above. Your account number should be written on the check.
By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling the Investment Company’s Customer Service at 1-800-914-8716 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
By Wire Transfer
Note: Your bank may charge a wire transfer fee.
For initial investment: Before wiring funds, call 800.914.8716. to advise that an initial investment will be made by wire and to receive an account number and wire instructions.
By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.
Breakpoint Discounts

Since the Investment Company does not charge front end or back end sales charges, there are no breakpoint discounts.
Redemption of Shares

The Investment Company redeems all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share we next determine. We do not impose any deferred sales charge on redemptions.

We pay redemption proceeds normally within seven days of receipt of the redemption request with cash holdings or through sale of assets by the Fund, unless the Investment Company suspends or delays payment of redemption proceeds as permitted in accordance with SEC regulations.
In the unlikely event that the Money Market Fund’s weekly liquid assets fall below 30% of its total assets, and if the Board of Directors determines that it is in the best interests of the Money Market Fund, then the Money Market Fund may impose a liquidity fee as early as the same day of up to 2% on all redemptions or may temporarily suspend redemptions for up to 10 business days in any 90 day period. The Money Market Fund will discontinue the redemption fee or suspension of redemptions once the fund’s weekly liquid assets have risen to or above 30% of the Fund’s total assets, or earlier if the Board of Directors determines that it is in the best interests of the Fund to do so.
In the unlikely event that the Money Market Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, then the Money Market Fund must impose a liquidity fee of 1% on all redemptions the next business day, unless the Board of Directors determines that it would not be in the best interests of the Money Market Fund to impose such a fee, or unless the Board of Directors determines that a higher (up to 2%) or lower fee would be in the best interests of the Money Market Fund.
The Money Market Fund will notify shareholders about the imposition and lifting of redemption fees and redemption suspensions by posting a notice on the Mutual of America Life Insurance Company website. The proceeds of any redemption fee will be added to the net assets of the Money Market Fund. If the Money Market Fund’s weekly liquid assets fall below 10% of its total assets, and the Board of Directors determines that it would not be in the best interests of the Fund to continue operations, the Money Market Fund’s assets would be liquidated and your investment in the Money Market Fund would be redeemed and the proceeds handled in accordance with the terms of your life insurance policy or annuity contract.
Instructions for Selling Shares
For investors whose interest in the Fund is through an insurance company Separate Account, you can redeem Separate Account units that invest in the fund either by calling 800.468.3785, or by written request to your Mutual of America Regional Office, which can be found on mutualofamerica.com. Acceptance by the Insurance Company of an order for withdrawal of account balance from one of the separate account subaccounts constitutes a redemption order for shares of the corresponding Fund of the Investment Company. Fund shares held through a financial intermediary may be redeemed through the financial intermediary. For investors whose interest in the Fund is through a retirement plans, see your Summary Plan Description or consult with your plan sponsor for information on how to redeem investments through your retirement plan.
Sales of Shares by Direct Investors
Direct investors may sell their shares at any time. Your sales price will be the next NAV after your redemption request that is in good order is received by the Funds, their transfer agent, or your investment representative. Normally the Funds will send proceeds, by check or electronic transfer, within seven (7) days after your request is received. A request for a withdrawal in cash from any Fund constitutes a redemption or sale of shares for a mutual fund shareholder.
By Telephone
The easiest way to redeem shares is by calling 800.914.8716. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:
1.
Mail a check to the address of record;
2.
Wire funds to a previously designated domestic financial institution;
3.
Mail a check to a previously designated alternate address; or
4.
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
Verifying Telephone Redemptions
The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. You will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions, and exchanges by telephonic or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place orders requested by telephone, transaction requests may be made by registered or express mail.
By Mail
2(a) Call 800.914.8716 to request redemption forms or write a letter of instruction indicating:
•
your Fund and account number
•
amount you wish to redeem
•
address to which your check should be sent
•
account owner signature
2(b) Mail to: Mutual of America Investment Corporation
c/o FIS Investor Services
P.O. Box 182572
Columbus, OH 43218
By Overnight Service
See instruction 2 above.
Send to: Mutual of America Investment Corporation
c/o FIS Investor Services
4249 Easton Way, Suite 400,
Columbus, OH 43219
By ACH
Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.
By Wire Transfer
You must indicate this option on your application. The Fund may charge a wire transfer fee.
Note: Your financial institution may also charge a separate fee. Call 800.914.8716 to request a wire transfer.
If you call by 4:00 p.m. Eastern Time, your payment normally will be wired to your bank on the next business day.
Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $100, and you must have a balance of $3,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Redemptions in Writing Required

You must request redemption in writing in the following situations:
1.
Redemptions from Individual Retirement Accounts (“IRAs”).
2.
Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:
•
Your account address has changed within the last 14 calendar days.
•
The check is not being mailed to the address on your account.
•
The check is not being made payable to the owner(s) of the account.
•
The redemption proceeds are being transferred to another Fund account with a different registration.
•
The redemption proceeds are being wired to bank instructions not on your account.
Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.
Redemptions within 10 Days of Initial Investment
When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.
Refusal of Redemption Request
Payment for shares may be delayed under extraordinary circumstances as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.
Redemption in Kind
The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. To the extent feasible, the Fund expects that a redemption in kind would be a pro rata allocation of the Fund’s portfolio. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and brokerage charges if the securities are sold.
Closing of Small Accounts
If your account value falls below $1,000 due to redemption activity, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.
Undeliverable Redemption Checks
For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as “undeliverable” or (2) are not cashed within six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that are not cashed within six months will be canceled and the money reinvested in the Fund.
Exchanging Your Shares

You can exchange your shares in one Fund for shares of another Mutual of America Investment Corporation Fund. No transaction fees are charged for exchanges. An exchange is considered a sale. Consequently, gains from an exchange may be subject to applicable tax.
You must meet the minimum investment requirements for the Fund into which you are exchanging.
Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Mutual of America Investment Corporation, c/o FIS Investor Services, 4249 Easton Way, Suite 400, Columbus, OH 43219, or by calling 800.914.8716. Please provide the following information:
•
Your name and telephone number
•
The exact name on your account and account number
•
Taxpayer identification number (usually your social security number)
•
Dollar value or number of shares to be exchanged
•
The name of the Fund from which the exchange is to be made
•
The name of the Fund into which the exchange is being made.
Please refer to “Selling your Shares” for important information about telephone transactions.
Notes on Exchanges
•
The registration and tax identification numbers of the two accounts must be identical.
•
The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
Frequent Purchases and Redemptions of Fund Shares

Risks of frequent trading occurring may be greater for portfolios investing in certain securities, such as funds that invest in securities traded on foreign markets like the International Fund, in small cap stocks that may trade infrequently like the Small Cap Value Fund and Small Cap Growth Fund, and in securities that are illiquid or do not otherwise have readily available market quotations.
The Investment Company Funds are offered through the Funds’ Transfer Agent, to retirement plans through financial intermediaries and to the Separate Accounts of the Insurance Company and solely with respect to the Insurance Company’s variable life insurance and annuity contracts (“contracts”). The purpose of the contracts that invest in the Investment Company Funds is to assist with the accumulation of long term retirement savings. These contracts are not intended to provide contractholders and participants with a means to engage in market timing through frequent transfers of their account balances in an attempt to take advantage of daily fluctuations in the securities markets.
Excessive frequent transfer practices designed to take advantage of short-term changes in the securities markets may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Such transfer practices may cause harm to the investment performance of a Fund if transfers involve amounts which are substantial when compared to the Fund’s total net assets under management.
For the investors through the Insurance Company Separate Accounts, the Insurance Company has the exclusive relationship with the individual contractholders and, as such, aggregates all daily purchase and redemption orders received from all contractholders and participants under the contracts into a net purchase or redemption order for shares of the Funds offered by the Investment Company. Accordingly, for investments through the Insurance Company Separate Accounts, other than as discussed below, the Investment Company does not have access to the records or identities of individual contractholders or participants of the Insurance Company and may not be aware of any individual contractholder or participant who may be engaging in excessive frequent transfers. There can be no assurance that frequent transfers in the Funds will not occur. Likewise, for investors in the funds through a retirement plan managed by a financial intermediary, the Investment Company does not have access to the records or identities of individual plan participants and may not be aware of any participant who may be engaging in excessive frequent transfers. There can be no assurance that frequent transfers in the Funds will not occur.
In view of the above, the Investment Company Board has adopted and implemented the following policies and procedures with regard to frequent transfers.

The Investment Company monitors the aggregate net daily purchase or redemption activity of each Fund to make a determination, in its opinion, as to whether such aggregate net trading activity could have an adverse impact on a Fund’s investment performance. The Investment Company periodically meets with the Insurance Company and financial intermediaries to discuss any factors that may be materially impacting investment performance of the Funds, including excessive frequent transfer activity, if any. The Investment Company also periodically requests a description of the procedures and controls in place at the Insurance Company or financial intermediary to identify any excessive frequent transfer activity together with a report on whether such activity, if any, might be having an adverse effect on the investment performance of the Funds.
In this regard, the Investment Company seeks to work with the Insurance Company and financial intermediaries to discourage contractholders and participants from engaging in excessive frequent transfers which could harm the Funds’ investment performance. The Investment Company has not set a restriction on the volume or number of transactions allowed in a given period and it has not established a minimum holding period nor an exchange or redemption fee. There may be legal and technological limitations on the ability of the Insurance Company or financial intermediary to impose restrictions or limitations on the transfer practices of its contractholders and participants. Consequently, the Investment Company’s ability to monitor and discourage frequent transfer practices in a Fund may be limited. If not detected, frequent transfer practices may harm the investment performance of a Fund.
If in the Investment Company’s opinion, excessive frequent transfer activity involving material amounts is causing an adverse effect on a Fund’s investment performance, the Investment Company will request access to data of individual contractholders’ and participants’ transaction activity and instruct the Insurance Company or financial intermediary to take such actions as are appropriate to cause the activity to cease. If the Insurance Company or financial intermediary, after consultation in such circumstances, does not take reasonable steps to substantially eliminate such activity by its contractholders, the Investment Company reserves the right to reject any purchase order it receives thereafter that, in the Investment Company’s opinion, may adversely affect a Fund’s investment performance. This policy will be applied on a uniform basis.
With regard to accounts through the Company’s Transfer Agent, at the present time, the Funds do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Investment Company has no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. The Investment Company does not accommodate frequent purchases and redemptions of Fund shares which may adversely affect a Fund’s investment performance.
Intermediaries Purchasing Shares in the Investment Company
The Separate Accounts through which contractholders participate in the Investment Company and financial intermediaries may impose frequent trading restrictions that differ from those described above. Participants should consult the prospectus of the Separate Account in which they own units for disclosures provided by the Separate Account to determine what restrictions apply to them, or consult with their financial intermediary, if applicable. The prospectuses of the Separate Account will contain a description of the Insurance Company’s policies and procedures with respect to frequent purchases and redemptions of fund shares. The restrictions described above, which are designed to prevent or minimize frequent trading that could have an adverse impact on a fund’s performance, apply to trades that occur through the Separate Accounts, based upon their net purchases or redemptions and will not be imposed in circumstances where the Separate Account’s frequent trading policies sufficiently protect Fund shareholders.
Dividends, Capital Gains Distributions and Taxes

Each Fund generally declares dividends at least annually to pay out substantially all of the Fund’s net investment income (dividends) and net realized short and long term capital gains (capital gains distributions). All dividends and capital gains distributions are reinvested in additional shares of the distributing Fund.

A Fund is not subject to federal income tax on ordinary income and net realized capital gains that it distributes to shareholders, as long as it meets certain federal tax law requirements including, but not limited to requirements related to source of income, diversification of assets and minimum distributions. Each Fund is treated as a separate corporation for federal income tax purposes and must satisfy the tax requirements independently.
For investors through the Insurance Company Separate Accounts, a contractholder or policyowner should refer to the Contract prospectus or brochure for a summary discussion of the tax consequences for increases in account balance and distributions under the Contract.
For direct investments into the Funds, distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years, or for the period of a Fund’s operations if shorter. Information for the Catholic Values Index Fund is not available for each of the past five years because the Fund commenced operations on September 30, 2020. Information for the 2065 Retirement Fund is not available is not available for each of the past five years because the Fund commenced operations on August 3, 2020. Information for the Small Cap Equity Index Fund and the 2060 Retirement Fund is not available for each of the past five years because the Funds commenced operations on July 2, 2018. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the particular Fund (assuming reinvestment of all dividends and other distributions). This information is excerpted from the financial statements of the Fund, which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with the Investment Company’s financial statements, are included in the Investment Company’s annual report, which is available upon request.
The total returns shown below do not include charges and expenses imposed at the Separate Account or variable contract level. If they did, the returns shown would have been lower. Investors should refer to their contracts regarding charges and expenses. Therefore, the returns do not represent the rate that a contractholder or policyowner would have earned or lost on the portion of the account balance allocated to the corresponding Fund.
Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, 2021 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following.
Equity Index Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$51.15	$47.89	$37.75	$41.04	$34.92
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.73	0.92	0.81	0.74	0.66
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	13.70	7.52	10.88	(2.41)	6.82
Total From Investment Operations	14.43	8.44	11.69	(1.67)	7.48
Less Distributions
From Net Investment Income	(0.70)	(1.68)	(0.74)	(0.67)	(0.62)
From Net Realized Gains	(2.47)	(3.50)	(0.81)	(0.95)	(0.74)
Total Distributions	(3.17)	(5.18)	(1.55)	(1.62)	(1.36)
Net Asset Value, End of Year	$62.41	$51.15	$47.89	$37.75	$41.04
Total Return (%)(b)	28.50	18.20	31.31	(4.56)	21.65
Net Assets, End of Year ($ millions)	4,992	3,714	3,478	2,629	2,712
Ratio of Net Income (Loss) to Average Net Assets (%)	1.27	1.72	1.90	1.83	1.85
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.13	0.15	0.13	0.13	0.14
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.15	0.13	0.13	0.13(c)
Portfolio Turnover Rate (%)(d)	7.01	5.77	3.01	3.48	5.23

(a)On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Includes one time reimbursement from Adviser for non-advisory operating expenses.
(d)
Portfolio turnover rate excludes all short-term securities.

All America Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$24.18	$24.24	$20.50	$23.83	$22.91
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.25	0.34	0.35	0.32	0.32
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	6.18	3.31	5.31	(2.04)	3.96
Total From Investment Operations	6.43	3.65	5.66	(1.72)	4.28
Less Distributions
From Net Investment Income	(0.20)	(0.63)	(0.30)	(0.31)	(0.31)
From Net Realized Gains	(2.68)	(3.08)	(1.62)	(1.30)	(3.05)
Total Distributions	(2.88)	(3.71)	(1.92)	(1.61)	(3.36)
Net Asset Value, End of Year	$27.73	$24.18	$24.24	$20.50	$23.83
Total Return (%)(b)	27.07	16.78	28.36	(8.27)	19.41
Net Assets, End of Year ($ millions)	374	320	312	268	325
Ratio of Net Income (Loss) to Average Net Assets (%)	0.90	1.33	1.43	1.26	1.33
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.49	0.52	0.49	0.52	0.51
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.49	0.52	0.49	0.52	0.51
Portfolio Turnover Rate (%)(c)	19.84	24.07	26.06	17.60	22.28
Small Cap Value Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$13.45	$15.11	$13.58	$17.35	$16.88
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.17	0.23	0.23	0.18	0.28
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	4.12	(1.03)	2.30	(2.42)	1.11
Total From Investment Operations	4.29	(0.80)	2.53	(2.24)	1.39
Less Distributions
From Net Investment Income	(0.09)	(0.41)	(0.13)	(0.25)	(0.10)
From Net Realized Gains	(1.13)	(0.45)	(0.87)	(1.28)	(0.82)
Total Distributions	(1.22)	(0.86)	(1.00)	(1.53)	(0.92)
Net Asset Value, End of Year	$16.52	$13.45	$15.11	$13.58	$17.35
Total Return (%)(b)	32.29	(4.01)	19.10	(14.57)	8.29
Net Assets, End of Year ($ millions)	580	472	518	428	506
Ratio of Net Income (Loss) to Average Net Assets (%)	1.03	1.90	1.68	1.10	1.75
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.80	0.82	0.81	0.81	0.81
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.80	0.82	0.81	0.81	0.80(d)
Portfolio Turnover Rate (%)(c)	33.93	42.64	43.17	29.58	34.36

(a)On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Portfolio turnover rate excludes all short-term securities.
(d)
Includes one time reimbursement from Adviser for non-advisory operating expenses.

Small Cap Growth Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$17.53	$14.63	$12.62	$15.44	$12.91
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.03)	(0.02)	0.02	0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.74	6.01	3.24	(1.72)	3.04
Total From Investment Operations	1.71	5.99	3.26	(1.70)	3.05
Less Distributions
From Net Investment Income	(0.01)	(0.06)	(0.01)	—(b)	—(b)
From Net Realized Gains	(3.01)	(3.03)	(1.24)	(1.12)	(0.52)
Total Distributions	(3.02)	(3.09)	(1.25)	(1.12)	(0.52)
Net Asset Value, End of Year	$16.22	$17.53	$14.63	$12.62	$15.44
Total Return (%)(c)	10.38	43.31	26.59	(12.53)	23.82
Net Assets, End of Year ($ millions)	673	667	609	483	555
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.24)	(0.17)	0.17	0.13	0.06
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.80	0.81	0.81	0.81	0.82
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.80	0.81	0.81	0.81	0.80(d)
Portfolio Turnover Rate (%)(e)	45.18	70.58	56.25	60.57	62.33
Small Cap Equity Index Fund

	Years Ended December 31,			Period Ended December 31,
	2021	2020(a)	2019(a)	2018(f),(a)
Net Asset Value, Beginning of Year	$10.74	$9.93	$8.28	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.16	0.07	0.14	0.06
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.62	0.94	1.72	(1.72)
Total From Investment Operations	2.78	1.01	1.86	(1.66)
Less Distributions
From Net Investment Income	(0.15)	(0.07)	(0.13)	(0.06)
From Net Realized Gains	(1.78)	(0.13)	(0.08)	—(b)
Return of Capital	—	—	—	—(b)
Total Distributions	(1.93)	(0.20)	(0.21)	(0.06)
Net Asset Value, End of Year	$11.59	$10.74	$9.93	$8.28
Total Return (%)(c)	26.56	10.62	22.40	(16.54)(g)
Net Assets, End of Year ($ millions)	143	107	29	17
Ratio of Net Income (Loss) to Average Net Assets (%)	1.29	1.51	1.50	1.51(h)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.25	0.39	0.42	1.61(h)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	0.12	0.14	0.14(h)
Portfolio Turnover Rate (%)(e)	69.91	42.67	97.06	81.79(g)

(a)On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Includes one time reimbursement from Adviser for non-advisory operating expenses.
(e)
Portfolio turnover rate excludes all short-term securities.

(f)
For the period July 2, 2018 (commencement of operations) through December 31, 2018.
(g)
Not annualized.
(h)
Annualized.

Mid Cap Value Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$15.53	$16.36	$13.39	$17.12	$15.73
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.26	0.44	0.29	0.27	0.27
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	5.01	(0.14)	3.28	(2.41)	2.03
Total From Investment Operations	5.27	0.30	3.57	(2.14)	2.30
Less Distributions
From Net Investment Income	(0.14)	(0.53)	(0.21)	(0.29)	(0.18)
From Net Realized Gains	(1.45)	(0.48)	(0.39)	(1.30)	(0.73)
Return of Capital	—	(0.12)	—	—	—
Total Distributions	(1.59)	(1.13)	(0.60)	(1.59)	(0.91)
Net Asset Value, End of Year	$19.21	$15.53	$16.36	$13.39	$17.12
Total Return (%)(b)	34.35	2.82	27.04	(14.08)	14.92
Net Assets, End of Year ($ millions)	131	90	99	80	103
Ratio of Net Income (Loss) to Average Net Assets (%)	1.47	2.96	1.85	1.51	1.55
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.65	0.74	0.66	0.65	0.64
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.65	0.74	0.66	0.65	0.64
Portfolio Turnover Rate (%)(c)	23.84	23.65	17.65	10.75	24.09
Mid-Cap Equity Index Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$23.07	$22.45	$19.31	$23.42	$21.68
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.33	0.32	0.33	0.34	0.31
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	5.21	2.37	4.57	(2.66)	3.08
Total From Investment Operations	5.54	2.69	4.90	(2.32)	3.39
Less Distributions
From Net Investment Income	(0.30)	(0.59)	(0.27)	(0.32)	(0.27)
From Net Realized Gains	(3.19)	(1.48)	(1.49)	(1.47)	(1.38)
Total Distributions	(3.49)	(2.07)	(1.76)	(1.79)	(1.65)
Net Asset Value, End of Year	$25.12	$23.07	$22.45	$19.31	$23.42
Total Return (%)(b)	24.56	13.50	26.01	(11.26)	16.05
Net Assets, End of Year ($ millions)	2,118	1,856	1,681	1,281	1,452
Ratio of Net Income (Loss) to Average Net Assets (%)	1.24	1.56	1.67	1.52	1.46
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.14	0.15	0.13	0.14	0.14
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	0.15	0.13	0.14	0.14(d)
Portfolio Turnover Rate (%)(c)	25.62	13.14	14.30	20.26	19.36

(a)On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Portfolio turnover rate excludes all short-term securities.
(d)
Includes one time reimbursement from Adviser for non-advisory operating expenses.

Composite Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$19.16	$18.68	$16.75	$19.08	$19.48
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.32	0.37	0.39	0.41	0.41
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.80	1.75	2.78	(0.86)	2.08
Total From Investment Operations	3.12	2.12	3.17	(0.45)	2.49
Less Distributions
From Net Investment Income	(0.32)	(0.77)	(0.41)	(0.40)	(0.43)
From Net Realized Gains	(0.78)	(0.87)	(0.83)	(1.48)	(2.46)
Total Distributions	(1.10)	(1.64)	(1.24)	(1.88)	(2.89)
Net Asset Value, End of Year	$21.18	$19.16	$18.68	$16.75	$19.08
Total Return (%)(b)	16.48	11.77	19.37	(3.20)	13.37
Net Assets, End of Year ($ millions)	218	191	194	172	190
Ratio of Net Income (Loss) to Average Net Assets (%)	1.53	1.76	2.12	2.16	2.11
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.46	0.54	0.50	0.51	0.51
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.46	0.54	0.50	0.51	0.50(c)
Portfolio Turnover Rate (%)(d)	23.68	38.58	41.92	37.37	60.13
International Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$9.34	$9.05	$7.66	$9.04	$7.43
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.20	0.14	0.23	0.22	0.19
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.74	0.56	1.36	(1.40)	1.62
Total From Investment Operations	0.94	0.70	1.59	(1.18)	1.81
Less Distributions
From Net Investment Income	(0.16)	(0.38)	(0.20)	(0.20)	(0.18)
From Net Realized Gains	(0.86)	(0.03)	—	—(e)	(0.02)
Return of Capital	—	—(e)	—	—	—
Total Distributions	(1.02)	(0.41)	(0.20)	(0.20)	(0.20)
Net Asset Value, End of Year	$9.26	$9.34	$9.05	$7.66	$9.04
Total Return (%)(b)	10.37	8.19	21.01	(13.36)	24.47
Net Assets, End of Year ($ millions)	1,203	940	720	509	537
Ratio of Net Income (Loss) to Average Net Assets (%)	2.05	2.20	3.26	2.75	2.67
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.12	0.13	0.12	0.12	0.12
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.12	0.13	0.12	0.12	0.12(c)
Portfolio Turnover Rate (%)(d)	123.53	4.69	3.61	—	—

(a)On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Includes one time reimbursement from Adviser for non-advisory operating expenses.
(d)
Portfolio turnover rate excludes all short-term securities.
(e)
Amount is less than $0.005 per share.

(f)
International Fund excludes the expenses of its ETF investments.

Catholic Values Index Fund

	Year Ended December 31,	Period Ended December 31,
	2021	2020(a)
Net Asset Value, Beginning of Year	$11.17	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.15	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	3.07	1.17
Total From Investment Operations	3.22	1.21
Less Distributions
From Net Investment Income	(0.14)	(0.04)
From Net Realized Gains	(0.19)	—(b)
Total Distributions	(0.33)	(0.04)
Net Asset Value, End of Year	$14.06	$11.17
Total Return (%)(c)	28.99	12.12(d)
Net Assets, End of Year ($ millions)	5	3
Ratio of Net Income (Loss) to Average Net Assets (%)	1.16	1.57(e)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	2.14	2.18(e)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.22	0.15(e)
Portfolio Turnover Rate (%)(f)	9.54	16.38(d)
Retirement Income Fund

	Years Ended December 31,
	2021	2020(g)	2019(g)	2018(g)	2017(g)
Net Asset Value, Beginning of Year	$12.09	$12.09	$11.18	$11.67	$11.25
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.15	0.41	0.18	0.20	0.19
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.54	0.49	1.14	(0.33)	0.63
Total From Investment Operations	0.69	0.90	1.32	(0.13)	0.82
Less Distributions
From Net Investment Income	(0.16)	(0.60)	(0.20)	(0.20)	(0.21)
From Net Realized Gains	(0.36)	(0.30)	(0.21)	(0.16)	(0.19)
Total Distributions	(0.52)	(0.90)	(0.41)	(0.36)	(0.40)
Net Asset Value, End of Year	$12.26	$12.09	$12.09	$11.18	$11.67
Total Return (%)(c)	5.77	7.59	11.85	(1.21)	7.35
Net Assets, End of Year ($ millions)	224	193	138	101	101
Ratio of Net Income (Loss) to Average Net Assets (%)	1.22	4.25	1.87	1.82	2.01
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(h)	0.11	0.11	0.12	0.08	0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(h)	0.11	0.11	0.12	0.08	0.06(i)
Portfolio Turnover Rate (%)(f)	28.07	23.13	10.49	21.90	18.54

(a)For the period September 30, 2020 (commencement of operations) through December 31, 2020.
(b)
Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Not annualized.
(e)
Annualized.
(f)
Portfolio turnover rate excludes all short-term securities.

(g)
On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(h)
Allocation and Retirement Funds exclude expenses of the underlying funds.
(i)
Includes one time reimbursement from Adviser for non-advisory operating expenses.

2015 Retirement Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$9.90	$10.49	$9.73	$10.67	$10.30
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.13	0.39	0.20	0.21	0.23
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.63	0.37	1.27	(0.49)	0.84
Total From Investment Operations	0.76	0.76	1.47	(0.28)	1.07
Less Distributions
From Net Investment Income	(0.15)	(0.59)	(0.22)	(0.21)	(0.22)
From Net Realized Gains	(1.09)	(0.76)	(0.49)	(0.45)	(0.48)
Total Distributions	(1.24)	(1.35)	(0.71)	(0.66)	(0.70)
Capital Contribution from Adviser	0.03(b)	—	—	—	—
Net Asset Value, End of Year	$9.45	$9.90	$10.49	$9.73	$10.67
Total Return (%)(c)	8.11	7.65	15.34	(3.01)	10.64
Net Assets, End of Year ($ millions)	141	140	149	138	155
Ratio of Net Income (Loss) to Average Net Assets (%)	1.26	3.63	1.81	1.83	1.85
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.13	0.12	0.11	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.13	0.12	0.11	0.07	0.07
Portfolio Turnover Rate (%)(e)	24.63	25.28	13.69	14.75	14.98
2020 Retirement Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$11.84	$12.42	$11.25	$12.25	$11.43
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.16	0.46	0.22	0.22	0.20
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.99	0.62	1.71	(0.67)	1.21
Total From Investment Operations	1.15	1.08	1.93	(0.45)	1.41
Less Distributions
From Net Investment Income	(0.20)	(0.70)	(0.23)	(0.22)	(0.20)
From Net Realized Gains	(0.63)	(0.96)	(0.53)	(0.33)	(0.39)
Total Distributions	(0.83)	(1.66)	(0.76)	(0.55)	(0.59)
Net Asset Value, End of Year	$12.16	$11.84	$12.42	$11.25	$12.25
Total Return (%)(c)	9.80	9.11	17.53	(4.04)	12.52
Net Assets, End of Year ($ millions)	621	594	608	515	525
Ratio of Net Income (Loss) to Average Net Assets (%)	1.29	3.66	1.85	1.89	1.89
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.08	0.07	0.08	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.08	0.07	0.08	0.07	0.07
Portfolio Turnover Rate (%)(e)	22.78	22.40	10.33	10.84	7.09

(a)On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
The Fund accrued a non-recurring capital contribution from Mutual of America Capital Management LLC of $410,599 to reflect lost opportunity cost arising when a portion of the portfolio was uninvested. The capital contribution was made in early 2022.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)
Portfolio turnover rate excludes all short-term securities.

2025 Retirement Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$13.29	$13.65	$12.02	$13.29	$12.12
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.18	0.48	0.20	0.21	0.17
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.39	0.85	2.15	(0.84)	1.56
Total From Investment Operations	1.57	1.33	2.35	(0.63)	1.73
Less Distributions
From Net Investment Income	(0.23)	(0.72)	(0.23)	(0.21)	(0.18)
From Net Realized Gains	(0.66)	(0.97)	(0.49)	(0.43)	(0.38)
Total Distributions	(0.89)	(1.69)	(0.72)	(0.64)	(0.56)
Net Asset Value, End of Year	$13.97	$13.29	$13.65	$12.02	$13.29
Total Return (%)(b)	11.96	10.26	19.79	(5.22)	14.44
Net Assets, End of Year ($ millions)	1,203	1,020	946	710	686
Ratio of Net Income (Loss) to Average Net Assets (%)	1.29	3.68	1.81	1.81	1.81
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.08	0.07	0.07	0.06	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.08	0.07	0.07	0.06	0.07
Portfolio Turnover Rate (%)(d)	15.42	16.72	5.08	6.74	5.78
2030 Retirement Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$14.08	$14.32	$12.36	$13.82	$12.46
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.19	0.48	0.20	0.20	0.16
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.94	1.10	2.47	(1.02)	1.81
Total From Investment Operations	2.13	1.58	2.67	(0.82)	1.97
Less Distributions
From Net Investment Income	(0.26)	(0.73)	(0.22)	(0.20)	(0.17)
From Net Realized Gains	(0.70)	(1.09)	(0.49)	(0.44)	(0.44)
Total Distributions	(0.96)	(1.82)	(0.71)	(0.64)	(0.61)
Net Asset Value, End of Year	$15.25	$14.08	$14.32	$12.36	$13.82
Total Return (%)(b)	15.29	11.67	21.93	(6.49)	16.01
Net Assets, End of Year ($ millions)	1,231	981	854	617	578
Ratio of Net Income (Loss) to Average Net Assets (%)	1.25	3.67	1.71	1.74	1.69
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.08	0.07	0.07	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.08	0.07	0.07	0.07	0.07
Portfolio Turnover Rate (%)(d)	13.45	12.53	4.23	5.01	5.75

(a)On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Allocation and Retirement Funds exclude expenses of the underlying funds.
(d)
Portfolio turnover rate excludes all short-term securities.

2035 Retirement Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$14.40	$14.59	$12.43	$14.01	$12.52
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.20	0.48	0.19	0.19	0.15
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.34	1.25	2.70	(1.14)	1.96
Total From Investment Operations	2.54	1.73	2.89	(0.95)	2.11
Less Distributions
From Net Investment Income	(0.29)	(0.72)	(0.22)	(0.19)	(0.16)
From Net Realized Gains	(0.65)	(1.20)	(0.51)	(0.44)	(0.46)
Total Distributions	(0.94)	(1.92)	(0.73)	(0.63)	(0.62)
Net Asset Value, End of Year	$16.00	$14.40	$14.59	$12.43	$14.01
Total Return (%)(b)	17.84	12.61	23.62	(7.36)	17.15
Net Assets, End of Year ($ millions)	1,101	846	712	509	484
Ratio of Net Income (Loss) to Average Net Assets (%)	1.25	3.67	1.64	1.64	1.57
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.08	0.07	0.08	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.08	0.07	0.08	0.07	0.07
Portfolio Turnover Rate (%)(d)	8.93	11.53	3.33	4.00	4.02
2040 Retirement Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$14.44	$14.48	$12.23	$13.86	$12.39
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.20	0.47	0.18	0.18	0.14
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.64	1.37	2.74	(1.20)	1.97
Total From Investment Operations	2.84	1.84	2.92	(1.02)	2.11
Less Distributions
From Net Investment Income	(0.30)	(0.70)	(0.21)	(0.19)	(0.14)
From Net Realized Gains	(0.83)	(1.18)	(0.46)	(0.42)	(0.50)
Total Distributions	(1.13)	(1.88)	(0.67)	(0.61)	(0.64)
Net Asset Value, End of Year	$16.15	$14.44	$14.48	$12.23	$13.86
Total Return (%)(b)	19.89	13.43	24.25	(7.94)	17.40
Net Assets, End of Year ($ millions)	925	708	587	413	393
Ratio of Net Income (Loss) to Average Net Assets (%)	1.22	3.59	1.59	1.60	1.53
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.08	0.07	0.08	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.08	0.07	0.08	0.07	0.07
Portfolio Turnover Rate (%)(d)	11.55	12.53	2.38	2.65	4.07

(a)On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Allocation and Retirement Funds exclude expenses of the underlying funds.
(d)
Portfolio turnover rate excludes all short-term securities.

2045 Retirement Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$14.28	$14.32	$12.14	$13.87	$12.36
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.19	0.45	0.18	0.19	0.15
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.71	1.34	2.75	(1.25)	1.99
Total From Investment Operations	2.90	1.79	2.93	(1.06)	2.14
Less Distributions
From Net Investment Income	(0.29)	(0.68)	(0.21)	(0.19)	(0.15)
From Net Realized Gains	(0.92)	(1.15)	(0.54)	(0.48)	(0.48)
Total Distributions	(1.21)	(1.83)	(0.75)	(0.67)	(0.63)
Net Asset Value, End of Year	$15.97	$14.28	$14.32	$12.14	$13.87
Total Return (%)(b)	20.57	13.31	24.54	(8.29)	17.62
Net Assets, End of Year ($ millions)	957	733	611	438	437
Ratio of Net Income (Loss) to Average Net Assets (%)	1.19	3.54	1.54	1.55	1.45
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.08	0.07	0.08	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.08	0.07	0.08	0.07	0.07
Portfolio Turnover Rate (%)(d)	11.96	10.77	2.56	3.67	4.46
2050 Retirement Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$17.92	$17.47	$14.64	$16.59	$14.53
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.24	0.54	0.19	0.20	0.12
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	3.45	1.68	3.37	(1.57)	2.45
Total From Investment Operations	3.69	2.22	3.56	(1.37)	2.57
Less Distributions
From Net Investment Income	(0.38)	(0.81)	(0.23)	(0.20)	(0.14)
From Net Realized Gains	(0.92)	(0.96)	(0.50)	(0.38)	(0.37)
Total Distributions	(1.30)	(1.77)	(0.73)	(0.58)	(0.51)
Net Asset Value, End of Year	$20.31	$17.92	$17.47	$14.64	$16.59
Total Return (%)(b)	20.82	13.39	24.65	(8.74)	17.86
Net Assets, End of Year ($ millions)	717	536	425	285	256
Ratio of Net Income (Loss) to Average Net Assets (%)	1.18	3.56	1.53	1.55	1.47
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.08	0.08	0.08	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.08	0.08	0.08	0.07	0.07(e)
Portfolio Turnover Rate (%)(d)	11.57	9.80	2.11	2.26	3.75

(a)On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Allocation and Retirement Funds exclude expenses of the underlying funds.
(d)
Portfolio turnover rate excludes all short-term securities.
(e)
Includes one time reimbursement from Adviser for non-advisory operating expenses.

2055 Retirement Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$13.98	$13.31	$11.02	$12.27	$10.40
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.18	0.38	0.10	0.10	—(b)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.74	1.41	2.56	(1.17)	1.87
Total From Investment Operations	2.92	1.79	2.66	(1.07)	1.87
Less Distributions
From Net Investment Income	(0.29)	(0.57)	(0.12)	(0.06)	—
From Net Realized Gains	(0.62)	(0.55)	(0.25)	(0.12)	—
Total Distributions	(0.91)	(1.12)	(0.37)	(0.18)	—
Net Asset Value, End of Year	$15.99	$13.98	$13.31	$11.02	$12.27
Total Return (%)(c)	21.11	13.93	24.39	(8.88)	17.90
Net Assets, End of Year ($ millions)	330	220	144	70	34
Ratio of Net Income (Loss) to Average Net Assets (%)	1.16	3.66	1.58	1.73	1.90
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.10	0.11	0.12	0.11	0.14
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.10	0.11	0.12	0.05	0.05
Portfolio Turnover Rate (%)(e)	10.49	7.28	0.57	3.42	4.32
2060 Retirement Fund

	Years Ended December 31,			Period Ended December 31,
	2021	2020(a)	2019(a)	2018(f),(a)
Net Asset Value, Beginning of Year	$11.87	$11.12	$8.95	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.16	0.28	0.08	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.38	1.25	2.11	(1.07)
Total From Investment Operations	2.54	1.53	2.19	(1.05)
Less Distributions
From Net Investment Income	(0.26)	(0.42)	(0.01)	—
From Net Realized Gains	(0.57)	(0.36)	(0.01)	—
Total Distributions	(0.83)	(0.78)	(0.02)	—
Net Asset Value, End of Year	$13.58	$11.87	$11.12	$8.95
Total Return (%)(c)	21.60	14.08	24.53	(10.54)(g)
Net Assets, End of Year ($ millions)	130	72	30	4
Ratio of Net Income (Loss) to Average Net Assets (%)	1.25	4.14	1.95	0.74(g)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.16	0.22	0.51	1.54(h)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	0.05	0.05	0.05(h)
Portfolio Turnover Rate (%)(e)	14.26	6.70	1.73	6.10(g)

(a)On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Allocation and Retirement Funds exclude expenses of the underlying funds.
(e)
Portfolio turnover rate excludes all short-term securities.
(f)
For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(g)
Not annualized.
(h)
Annualized.

2065 Retirement Fund

	Year Ended December 31,	Period Ended December 31,
	2021	2020(a),(b)
Net Asset Value, Beginning of Year	$11.45	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.16	0.22
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.31	1.59
Total From Investment Operations	2.47	1.81
Less Distributions
From Net Investment Income	(0.26)	(0.24)
From Net Realized Gains	(0.46)	(0.12)
Total Distributions	(0.72)	(0.36)
Net Asset Value, End of Year	$13.20	$11.45
Total Return (%)(c)	21.73	18.16(d)
Net Assets, End of Year ($ millions)	17	3
Ratio of Net Income (Loss) to Average Net Assets (%)	1.44	3.40(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	1.15	4.61(f)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.05	0.05(f)
Portfolio Turnover Rate (%)(g)	28.10	10.76(d)
Conservative Allocation Fund

	Years Ended December 31,
	2021	2020(b)	2019(b)	2018(b)	2017(b)
Net Asset Value, Beginning of Year	$12.67	$12.71	$11.65	$12.69	$12.12
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.18	0.48	0.24	0.27	0.26
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.80	0.67	1.38	(0.49)	0.81
Total From Investment Operations	0.98	1.15	1.62	(0.22)	1.07
Less Distributions
From Net Investment Income	(0.20)	(0.74)	(0.26)	(0.27)	(0.27)
From Net Realized Gains	(0.59)	(0.45)	(0.30)	(0.55)	(0.23)
Total Distributions	(0.79)	(1.19)	(0.56)	(0.82)	(0.50)
Net Asset Value, End of Year	$12.86	$12.67	$12.71	$11.65	$12.69
Total Return (%)(c)	7.82	9.32	13.99	(2.04)	8.92
Net Assets, End of Year ($ millions)	201	188	178	150	157
Ratio of Net Income (Loss) to Average Net Assets (%)	1.36	3.81	2.07	2.11	2.20
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.06	0.06	0.05	0.02	0.02
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.06	0.06	0.05	0.02	0.02
Portfolio Turnover Rate (%)(g)	16.91	10.07	9.54	11.70	23.64

(a)For the period August 3, 2020 (commencement of operations) through December 31, 2020.
(b)
On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Not annualized.
(e)
Allocation and Retirement Funds exclude expenses of the underlying funds.
(f)
Annualized.

(g)
Portfolio turnover rate excludes all short-term securities.

Moderate Allocation Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$15.14	$15.51	$13.85	$15.55	$14.35
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.22	0.58	0.29	0.31	0.28
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.90	1.13	2.32	(0.90)	1.66
Total From Investment Operations	2.12	1.71	2.61	(0.59)	1.94
Less Distributions
From Net Investment Income	(0.28)	(0.89)	(0.31)	(0.30)	(0.29)
From Net Realized Gains	(1.00)	(1.19)	(0.64)	(0.81)	(0.45)
Total Distributions	(1.28)	(2.08)	(0.95)	(1.11)	(0.74)
Net Asset Value, End of Year	$15.98	$15.14	$15.51	$13.85	$15.55
Total Return (%)(b)	14.19	11.67	19.15	(4.41)	13.72
Net Assets, End of Year ($ millions)	487	444	433	371	397
Ratio of Net Income (Loss) to Average Net Assets (%)	1.34	3.69	1.91	1.95	1.90
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.03	0.03	0.03	0.02	0.02
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.03	0.03	0.03	0.02	0.02
Portfolio Turnover Rate (%)(d)	14.83	10.69	8.40	9.50	12.05
Aggressive Allocation Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$16.80	$17.36	$15.30	$17.72	$16.31
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.23	0.59	0.29	0.31	0.28
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.78	1.60	3.10	(1.41)	2.39
Total From Investment Operations	3.01	2.19	3.39	(1.10)	2.67
Less Distributions
From Net Investment Income	(0.35)	(0.92)	(0.33)	(0.31)	(0.28)
From Net Realized Gains	(1.60)	(1.83)	(1.00)	(1.01)	(0.98)
Total Distributions	(1.95)	(2.75)	(1.33)	(1.32)	(1.26)
Net Asset Value, End of Year	$17.86	$16.80	$17.36	$15.30	$17.72
Total Return (%)(b)	18.21	13.72	22.74	(7.13)	16.64
Net Assets, End of Year ($ millions)	390	337	320	271	304
Ratio of Net Income (Loss) to Average Net Assets (%)	1.22	3.50	1.69	1.74	1.65
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.04	0.04	0.04	0.02	0.02
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.04	0.04	0.04	0.02	0.02
Portfolio Turnover Rate (%)(d)	13.06	10.23	9.06	9.13	9.55

(a)On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Allocation and Retirement Funds exclude expenses of the underlying funds.
(d)
Portfolio turnover rate excludes all short-term securities.

Money Market Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$11.8520	$12.3148	$12.2150	12.0402	$11.9721
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.0202)	0.1845	0.3293	0.0810	$0.0773
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.0047)	(0.1478)	(0.0838)	0.1242	$0.0052
Total From Investment Operations	(0.0249)	0.0367	0.2455	0.2052	$0.0825
Less Distributions
From Net Investment Income	—	(0.4986)	(0.1457)	(0.0304)	$(0.0144)
From Net Realized Gains	—	(0.0009)	—(b)	—	—
Return of Capital	—	—(b)	—	—	—
Total Distributions	—	(0.4995)	(0.1457)	(0.0304)	$(0.0144)
Net Asset Value, End of Year	$11.8271	11.8520	$12.3148	12.2150	$12.0402
Total Return (%)(c)	(0.17)	0.28	2.01	1.71	0.70
Net Assets, End of Year ($ millions)	173	122	154	210	71
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.20)	0.40	2.02	1.82	0.70
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.26	0.27	0.24	0.20	0.25
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.26	0.27	0.24	0.20	0.24(d)
Portfolio Turnover Rate (%)	NA	NA	NA	NA	NA
Mid-Term Bond Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$10.79	$10.63	$10.24	$10.41	$10.41
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.14	0.15	0.21	0.23	0.21
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.36)	0.39	0.41	(0.18)	0.03
Total From Investment Operations	(0.22)	0.54	0.62	0.05	0.24
Less Distributions
From Net Investment Income	(0.14)	(0.38)	(0.23)	(0.22)	(0.23)
From Net Realized Gains	(0.07)	0.0000(e)	—	—(e)	(0.01)
Total Distributions	(0.21)	(0.38)	(0.23)	(0.22)	(0.24)
Net Asset Value, End of Year	$10.36	$10.79	$10.63	$10.24	$10.41
Total Return (%)(c)	(2.02)	5.05	6.04	0.57	2.32
Net Assets, End of Year ($ millions)	866	829	672	587	558
Ratio of Net Income (Loss) to Average Net Assets (%)	1.32	1.79	2.26	2.44	2.37
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.44	0.46	0.45	0.45	0.47
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.44	0.46	0.45	0.45	0.45(d)
Portfolio Turnover Rate (%)(f)	17.57	10.72	19.47	20.12	14.18

(a)On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Includes one time reimbursement from Adviser for non-advisory operating expenses.
(e)
Amount is less than $0.005 per share.

(f)
Portfolio turnover rate excludes all short-term securities.

Bond Fund

	Years Ended December 31,
	2021	2020(a)	2019(a)	2018(a)	2017(a)
Net Asset Value, Beginning of Year	$15.01	$14.77	$14.07	$14.43	$14.34
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.23	0.28	0.35	0.38	0.37
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.60)	0.67	0.72	(0.36)	0.15
Total From Investment Operations	(0.37)	0.95	1.07	0.02	0.52
Less Distributions
From Net Investment Income	(0.27)	(0.70)	(0.37)	(0.38)	(0.40)
From Net Realized Gains	(0.05)	(0.01)	—	—	(0.03)
Return of Capital	—	—(b)	—	—	—
Total Distributions	(0.32)	(0.71)	(0.37)	(0.38)	(0.43)
Net Asset Value, End of Year	$14.32	$15.01	$14.77	$14.07	$14.43
Total Return (%)(c)	(2.45)	6.40	7.65	0.17	3.62
Net Assets, End of Year ($ millions)	2,049	1,873	1,574	1,346	1,274
Ratio of Net Income (Loss) to Average Net Assets (%)	1.56	2.03	2.70	2.93	2.98
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.43	0.45	0.44	0.45	0.45
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.43	0.45	0.44	0.45	0.44(d)
Portfolio Turnover Rate (%)(e)	31.53	28.98	13.36	10.71	10.65

(a)On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Inde which commenced opertions on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Includes one time reimbursement from Adviser for non-advisory operating expenses.
(e)
Portfolio turnover rate excludes all short-term securities.

Mutual of America Investment Corporation
Investment Adviser
Mutual of America Capital Management LLC
Fund Counsel
Katten Muchin Rosenman LLP
Custodian
Brown Brothers Harriman & Co.

Mutual of America Investment Corporation
320 Park Avenue, New York, New York 10022-6839
You May Obtain More Information

Registration Statement. We have filed with the SEC a Registration Statement about the Investment Company. The Registration Statement includes this prospectus, a Statement of Additional Information (the “SAI”), and exhibits which are incorporated by reference and are legally a part of this Prospectus. You may examine and copy the Registration Statement at the SEC’s Public Reference Room in Washington, DC. You may call 800.SEC.0330 to learn about the operation of the Public Reference Room.
Statement of Additional Information. The SAI contains additional information about the Investment Company and its Funds. We incorporate the SAI into this Prospectus by reference.
Semi-annual and Annual Reports. Additional information about the Funds’ investments is available in the Investment Company’s annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion (for all Funds except the Money Market Fund) of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.
How to Obtain the SAI and Reports. You may obtain a free copy of the SAI or of the most recent annual and semi-annual reports, by:
•
writing to Mutual of America Investment Corporation at 320 Park Avenue, New York, NY 10022-6839, or
•
calling 800.468.3785 and asking for Mutual of America Investment Corporation.
You may obtain the SAI and the annual and semi-annual reports free of charge through the Mutual of America Life Insurance Company website at mutualofamerica.com.
The SEC has an Internet website at http://www.sec.gov. You may obtain the Investment Company’s Registration Statement, including the SAI, and its semi-annual and annual reports through the SEC’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov., or by writing to the SEC’s Public Reference Section, Washington, DC 20549-1520.
Where to Direct Questions. If you have questions about the operations of the Investment Company, you should contact your representative at Mutual of America Life Insurance Company.
Investment Company Act of 1940 Act File Number 811-5084

Prospectus dated May 1, 2022

STATEMENT OF ADDITIONAL INFORMATION
MUTUAL OF AMERICA INVESTMENT CORPORATION
320 PARK AVENUE,
NEW YORK, NEW YORK 10022
800-468-3785
EQUITY INDEX FUND	2015 RETIREMENT FUND
ALL AMERICA FUND	2020 RETIREMENT FUND
MID CAP VALUE FUND	2025 RETIREMENT FUND
MID-CAP EQUITY INDEX FUND	2030 RETIREMENT FUND
SMALL CAP VALUE FUND	2035 RETIREMENT FUND
SMALL CAP GROWTH FUND	2040 RETIREMENT FUND
SMALL CAP EQUITY INDEX FUND	2045 RETIREMENT FUND
COMPOSITE FUND	2050 RETIREMENT FUND
INTERNATIONAL FUND	2055 RETIREMENT FUND
CATHOLIC VALUES INDEX FUND	2060 RETIREMENT FUND
BOND FUND	2065 RETIREMENT FUND
MID-TERM BOND FUND	CONSERVATIVE ALLOCATION FUND
MONEY MARKET FUND	MODERATE ALLOCATION FUND
RETIREMENT INCOME FUND	AGGRESSIVE ALLOCATION FUND

This Statement of Additional Information (SAI) is not a prospectus. You should read it in conjunction with the Mutual of America Investment Corporation (the “Investment Company” or “MOAIC”) Prospectus dated May 1, 2022, and you should keep it for future use. The Investment Company’s audited financial statements, and the independent registered public accounting firm’s report thereon, included in its most recent annual report to shareholders are incorporated by reference and made a part of this SAI. (See File No. 811-05084, filed March 14, 2022).
Copies of the Prospectus and most recent shareholder report are available to you at no charge. To obtain a copy of either document, you may write to the Investment Company at the above address or call the toll-free telephone number listed above.

May 1, 2022

INVESTMENT COMPANY’S FORM OF OPERATIONS
History and Operating Form

The Investment Company was formed on February 21, 1986 as a Maryland corporation. It is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was created to replace a former actively managed separate account of Mutual of America Life Insurance Company (“Insurance Company”).
The Investment Company issues separate classes (or series) of stock, each of which represents a separate portfolio of investments (a “Fund”). There are currently twenty-eight Funds: the Equity Index Fund, All America Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Index Fund, Composite Fund, International Fund, Catholic Values Index Fund, Bond Fund, Mid-Term Bond Fund, Money Market Fund, Retirement Income Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund, 2055 Retirement Fund, 2060 Retirement Fund and 2065 Retirement Fund (together, these twelve Funds are sometimes referred to as the “Retirement Funds”), Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (together, these three Funds are sometimes referred to as the “Allocation Funds”). Prior to May 1, 1994, the All America Fund was known as the Stock Fund and had different investment objectives.
Offering of Shares

The Investment Company offers Fund shares to separate accounts of the Insurance Company and to certain separate accounts of the Insurance Company’s former indirect wholly-owned subsidiary, The American Life Insurance Company of New York, now known as Wilton Reassurance Life Company of New York (“Wilton Re”). In this SAI, the Insurance Company and Wilton Re are referred to as the “Insurance Companies” and the separate accounts of the Insurance Companies are referred to as the “Separate Accounts”. The Investment Company also offers Fund shares to retirement plans through financial intermediaries.
Contractholders, participants and policyowners of variable annuity contracts and variable life policies issued by the Insurance Companies allocate their contributions and premiums to funds of the Separate Accounts that purchase shares in the corresponding Funds that are available to each Separate Account. The Allocation Funds, Retirement Funds, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund, International Fund and Catholic Values Index Fund are not available to the American Separate Accounts, which are the Separate Accounts through which allocations may be made by owners of contracts and policies issued by the American Life Insurance Company of New York, now known as Wilton Re. The Retirement Funds and Catholic Values Index Fund are not available to Separate Account No. 3, which serves variable universal life insurance contracts. The Insurance Companies are the record holders of the Investment Company Funds’ shares.
Description of Shares

The authorized capital stock of the Investment Company consists of 18.75 billion shares of common stock, $0.10 par value. The Investment Company currently has twenty-eight classes of common stock, with each class representing a Fund. The Investment Company may establish additional Funds and may allocate its authorized shares either to new classes or to one or more of the existing classes.
All shares of common stock, of whatever class, are entitled to one vote. The votes of all classes are cast on an aggregate basis, except that if the interests of the Funds differ, the voting is on a Fund-by-Fund basis. Examples of matters that would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of the Investment Advisory Agreement or a Subadvisory Agreement for the Fund. The shares of each Fund, when issued, will be fully paid and nonassessable and will have no preference, preemptive, conversion, exchange or similar rights. Shares do not have cumulative voting rights. Each issued and outstanding share in a Fund is entitled to participate equally in dividends and other
2

distributions declared by the Fund and in the net assets of that Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Accrued liabilities that are not allocable to one or more Funds will generally be allocated among the Funds in proportion to their relative net assets. In the unlikely event that any Fund incurred liabilities in excess of its assets, the other Funds could be liable for the excess.

INVESTMENT STRATEGIES AND RELATED RISKS
The Prospectus describes each Fund’s principal investment strategy(ies) and the related risks. You should refer to “Additional Information on Fund Objectives, Principal Investment Strategies and Principal Investment Risks” in the Prospectus to learn about those strategies and risks.
Additional Permitted Investments

The Investment Company’s Funds may use investment strategies and purchase types of securities in addition to those discussed in the Prospectus.
Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Equity Index Fund, and Catholic Values Index Fund: In addition to common stocks, futures contracts and, in the case of the Small Cap Equity Index Fund, exchange-traded funds, the Funds may invest in:
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futures and options,
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exchange traded funds,
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money market instruments, and
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U.S. Government and U.S. Government agency obligations.
All America Fund: In addition to common stocks, the Adviser, who actively manages approximately 40% of the net assets of the All America Fund (the “Active Assets”), may invest assets in:
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futures and options contracts,
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exchange traded funds,
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securities convertible into common stocks, including warrants and convertible bonds,
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bonds,
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money market instruments,
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U.S. Government and U.S. Government agency obligations,
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foreign securities and ADRs,
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futures and options contracts, and
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preferred stock.
The portion of the All America Fund invested to replicate the S&P 500 ® Index (the “Indexed Assets”) also may be invested in:
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money market instruments, and
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U.S. Government and U.S. Government agency obligations.
The Adviser may manage cash allocated to the Active Assets prior to investment in securities.
Mid Cap Value Fund: In addition to common stocks, the Mid Cap Value Fund may invest in:
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securities convertible into common stocks, including warrants and convertible bonds,
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bonds,
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money market instruments,
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U.S. Government and U.S. Government agency obligations,
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foreign securities and ADRs,
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futures and options contracts, and
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preferred stock.
Small Cap Value Fund: In addition to common stocks, the Small Cap Value Fund may invest in:
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securities convertible into common stocks, including warrants and convertible bonds,
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bonds,
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money market instruments,
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U.S. Government and U.S. Government agency obligations,
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foreign securities and ADRs,
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futures and options contracts, and
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preferred stock.
Small Cap Growth Fund: In addition to common stocks, the Small Cap Growth Fund may invest in:
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securities convertible into common stocks, including warrants and convertible bonds,
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bonds,
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money market instruments,
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U.S. Government and U.S. Government agency obligations,
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foreign securities and ADRs,
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futures and options contracts, and
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preferred stock.
Composite Fund: In addition to common stocks, the equity portion of the Composite Fund may be invested in:
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securities convertible into common stocks, including warrants,
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preferred stock,
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money market instruments,
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U.S. Government and U.S. Government agency obligations,
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foreign securities and ADRs, and
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futures and options contracts.
In addition to investment grade debt securities of the type described in the Prospectus, the fixed-income portion of the Composite Fund may be invested in:
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asset-backed securities,
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money market instruments,
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non-investment grade securities,
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foreign securities,
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options, futures contracts and options on futures contracts, and
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equipment trust certificates.
International Fund: In addition to common stocks, foreign securities and ADRs, and exchange traded funds, the International Fund may invest in:
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futures and options contracts, and
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money market instruments.
Bond Fund and Mid-Term Bond Fund (the “Bond Funds”): In addition to investment grade debt securities of the type described in the Prospectus, each Bond Fund may invest in:
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asset-backed securities,
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below-investment grade securities, for up to 20% of its assets,
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foreign securities,
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cash and money market instruments,
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stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached to fixed income securities,
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preferred stock,
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options, futures contracts and options on futures contracts, and
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equipment trust certificates.
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The Fund does not currently invest in foreign securities, although it is possible that such investments can be made in the future.
Money Market Fund: In addition to commercial paper and U.S. Treasury Bills, the Fund may invest in any of the following kinds of money market instruments, payable in United States dollars:
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securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality;
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negotiable certificates of deposit, bank time deposits, bankers’ acceptances and other short-term debt obligations of domestic banks and foreign branches of domestic banks and U.S. branches of foreign banks, which at the time of their most recent annual financial statements show assets in excess of $5 billion;
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certificates of deposit, time deposits and other short-term debt obligations of domestic savings and loan associations, which at the time of their most recent annual financial statements show assets in excess of $1 billion;
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repurchase agreements covering government securities, certificates of deposit, commercial paper or bankers’ acceptances;
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variable amount floating rate notes; and
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debt securities issued by a corporation.
The Money Market Fund may enter into transactions in options, futures contracts and options on futures contracts on United States Treasury securities.
Under the Money Market Fund’s investment policy, money market instruments and other short-term debt securities means securities that have a remaining term to maturity of 397 calendar days or less. The dollar-weighted average maturity of the securities held by the Money Market Fund will not exceed 60 days.
The securities in the Money Market Fund must meet the following quality requirements —
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All of the securities held by the Money Market Fund must have a remaining maturity of 397 calendar days or less; and
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All of the securities held by the Money Market Fund must have been determined by the Money Market Fund’s Board of Directors to present minimal credit risks to the fund. Such determination must include an analysis of the capacity of the security’s issuer or guarantor to meet its financial obligations, and such analysis must include, to the extent appropriate, consideration of the following factors with respect to the security’s issuer or guarantor: (A) Financial condition; (B) Sources of liquidity; (C) Ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and (D) Strength of the issuer or guarantor’s industry within the economy and relative to economic trends, and issuer’s or guarantor’s competitive position within its industry.
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The Adviser must provide an ongoing review of whether each security (other than any U.S. government security) continues to present minimal credit risks. Upon the occurrence of a default with respect to a portfolio security, a portfolio security ceasing to be an eligible security, or an event of insolvency with respect to the issuer of a security or the provider of any guarantee, then the Fund will sell any such securities as soon as practicable, unless the Board of Directors determines that sale of those securities would not be in the best interests of the Fund.
The Money Market Fund will not invest more than 5% of its total assets in securities of, or subject to puts from, any one issuer (other than U.S. government securities and repurchase agreements fully collateralized by U.S. government securities) provided that (a) the Fund may invest up to 10% of its total assets in securities issued or guaranteed by a single issuer with respect to which the Fund has purchased an unconditional put and (b) the Fund may invest up to 25% of its total assets in the securities of a single issuer for up to three business days, provided that it does so with respect to only one issuer at any time.
Retirement Funds: In addition to shares of other Funds of the Investment Company, the Retirement Funds may each invest in:
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securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality; and
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commercial paper and other short-term paper as defined in the 1940 Act.
Allocation Funds: In addition to shares of other Funds of the Investment Company, the Aggressive Allocation, Moderate Allocation and Conservative Allocation Funds may each invest in:
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securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality; and
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commercial paper and other short-term paper as defined in the 1940 Act.
Additional Investment Strategies

Lending of Securities
The Funds have the authority to lend their securities. The Funds will not lend any securities until the Investment Company’s Board of Directors approves a form of securities lending agreement. Refer to “Fundamental Investment Restrictions”, paragraph 9, and “Non-Fundamental Investment Policies”, paragraph 9, for descriptions of the fundamental and current restrictions on lending by the Funds.
Upon lending securities, a Fund must receive as collateral cash, securities issued or guaranteed by the United States Government or its agencies, or standby letters of credit, not issued by the Fund’s banking lending agent. The collateral amount at all times while the loan is outstanding must be maintained in amounts equal to at least 100% of the current market value of the loaned securities.
The Fund will continue to receive interest or dividends on the securities lent. In addition, it will receive a portion of the income generated by the short-term investment of cash received as collateral, or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. A Fund will have the right to terminate a securities loan at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights, such as voting rights or subscription rights.
Loans of securities will be made only to firms that the Adviser deems creditworthy. There are risks of delay in recovery and even loss of rights in the collateral, however, if the borrower of securities defaults, becomes the subject of bankruptcy proceedings or otherwise is unable to fulfill its obligations or fails financially.
Repurchase Agreements
The Funds have the authority to enter into repurchase agreements. A Fund may not invest more than 10% of its total assets in repurchase agreements or time deposits that mature in more than seven days. The Funds will not enter into any repurchase agreements until the Investment Company’s Board of Directors approves a form of repurchase agreement and authorizes entities as counterparties.
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Under a repurchase agreement, a Fund acquires underlying debt instruments for a relatively short period (usually not more than one week and never more than one year) subject to an obligation of the seller to repurchase (and the Fund to resell) the instrument at a fixed price and time, thereby determining the yield during the Fund’s holding period. This results in a fixed rate of return insulated from market fluctuation during such period. Accrued interest on the underlying security will not be included for purposes of valuing a Fund’s assets.
Repurchase agreements have the characteristics of loans by a Fund and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Fund retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement and requires the Fund’s seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement.
The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with dealers in U.S. Government securities whose creditworthiness has been reviewed and found satisfactory. Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the Funds may otherwise invest.
A seller of a repurchase agreement could default and not repurchase from a Fund the security that is the subject of the agreement. The Fund would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. There is a risk that if the issuer of the repurchase agreement becomes involved in bankruptcy proceedings, the Fund might be delayed or prevented from liquidating the underlying security or otherwise obtaining it for its own purposes, if the Fund did not have actual or book entry possession of the security.
When Issued and Delayed Delivery Securities
The Funds may from time to time in the ordinary course of business purchase fixed income securities on a when-issued or delayed delivery basis, which means that at the time of purchase the price and yield are fixed, but payment and delivery occur at a future date. Upon purchase of a when-issued or delayed delivery security, a Fund will record the transaction and include the security’s value in determining its net asset value and will segregate cash, cash equivalents or other liquid securities in an amount sufficient to pay the purchase price of the security upon delivery. When the security is delivered to the Fund, its market value may be more or less than the purchase price. A Fund will enter into commitments for when-issued or delayed delivery securities only when it intends to acquire the securities, but if it does sell securities before delivery, the Fund may have a capital gain or loss.
Rule 144A Investments, Section 4(2) Commercial Paper and Illiquid Securities
Each Fund, with respect to not more than 10% of its total assets, may purchase securities that are not readily marketable, or are “illiquid”. Repurchase agreements of more than seven days’ duration and variable and floating rate demand notes not requiring receipt of the principal note amount within seven days’ notice are considered illiquid. A Fund may incur higher transaction costs and require more time to complete transactions for the purchase and sale of illiquid securities than for readily marketable securities. When a Fund determines to sell an illiquid security within a relatively short time period, it may have to accept a lower sales price than if the security were readily marketable. Refer to “Non-Fundamental Investment Policies”, paragraph 10. The Adviser will make a factual determination as to whether securities with contractual or legal restrictions on resale purchased by a Fund are liquid, based on the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the marketplace, pursuant to procedures adopted by the Board of Directors of the Investment Company. Securities that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 (the 1933 Act) shall be considered liquid, provided the Adviser has not made a contrary determination regarding liquidity in
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accordance with the Board’s procedures. Rule 144A permits certain qualified institutional buyers to trade in securities even though the securities are not registered under the 1933 Act. In addition, commercial paper privately placed in accordance with Section 4(2) of the 1933 Act also will be considered liquid, provided the requirements set forth in the Board’s procedures are satisfied.
Options and Futures Contracts
Each of the Funds other than the Allocation Funds and the Retirement Funds may purchase and sell options and futures contracts, as described below. Refer to “Non-Fundamental Investment Policies” below, paragraph 1, for a description of the current restrictions on the Funds’ purchase of options and futures contracts.
Each Fund may sell a call option contract on a security it holds in its portfolio (called a covered call), and it may buy a call option contract on the security to close out a position created by the sale of a covered call.
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A call option is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period.
As consideration for writing a covered call option, a Fund (the seller) receives from the purchaser a premium, which the Fund retains whether or not the option is exercised. The seller of the call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period.
Each Fund may buy a put option contract on a security it holds in its portfolio, and it may sell a put option contract on the security to close out a position created by the purchase of the put option contract.
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A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, a Fund (the purchaser) pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of the put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid.
Each Fund may purchase and sell futures contracts, and purchase options on futures contracts, on fixed-income securities or on an index of securities, such as the Standard & Poor’s 100 ® Index, the Standard & Poor’s 500 ® Index or the New York Stock Exchange Composite Index.
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A futures contract on fixed income securities requires the seller to deliver, and the purchaser to accept delivery of, a stated quantity of a given type of fixed income security for a fixed price at a specified time in the future. A futures contract or option on a stock index provides for the making and acceptance of a cash settlement equal to the change in value of a hypothetical portfolio of stocks between the time the contract is entered into and the time it is liquidated, times a fixed multiplier. Futures contracts may be traded domestically only on exchanges which have been designated as “contract markets” by the Commodity Futures Trading Commission, such as the Chicago Board of Trade.
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An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a “long” position in the underlying futures contract (in the case of a call option on a futures contract), or a “short” position in the underlying futures contract (in the case of a put option on a futures contract), at a fixed price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties are subject to all of the risks associated with the trading of futures contracts, such as payment of margin deposits.
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A Fund does not pay or receive a payment upon its purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the Fund’s custodian in the broker’s name an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as “initial margin.”
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While a futures contract is outstanding, there will be subsequent payments, called “maintenance margin”, to and from the broker. These payments will be made on a daily or intraday basis as the price of the underlying instrument or stock index fluctuates making, the long and short positions in the futures contract more or less valuable. This process is known as “mark to market”. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s position in the futures contract and may require additional transaction costs. A final determination of margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.
A Fund may use futures contracts to protect against general increases or decreases in the levels of securities prices, in the manner described below.
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When a Fund anticipates a general decrease in the market value of portfolio securities, it may sell futures contracts. If the market value falls, the decline in the Fund’s net asset value may be offset, in whole or in part, by corresponding gains on the futures position.
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A Fund may sell futures contracts on fixed-income securities in anticipation of a rise in interest rates that would cause a decline in the value of fixed-income securities held in the Fund’s portfolio.
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A Fund may sell stock index futures contracts in anticipation of a general market wide decline that would reduce the value of its portfolio of stocks.
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When a Fund projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Fund may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired may be offset, in whole or in part, by gains on the futures position.
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Instead of purchasing or selling futures contracts, a Fund may purchase call or put options on futures contracts in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired.
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Purchases of options on futures contracts may present less risk in hedging a portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium paid for the option, plus related transaction costs.
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As in the case of purchases and sales of futures contracts, a Fund may be able to offset declines in the value of portfolio securities, or increases in the cost of securities acquired, through gains realized on its purchases of options on futures.
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The Funds also may purchase put options on securities or stock indexes for the same types of securities for hedging purposes. The purchase of a put option on a security or stock index permits a Fund to protect against declines in the value of the underlying security or securities in a manner similar to the sale of futures contracts.
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In addition, the Funds may write call options on portfolio securities or on stock indexes for the purpose of increasing their returns and/or to protect the value of their portfolios.
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When a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option, less related transaction costs, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the option may have been written.
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If the price of the security underlying the option moves adversely to the Fund’s position, the option may be exercised and the Fund will be required to sell the security at a disadvantageous price, resulting in losses which may be only partially offset by the amount of the premium.
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A call option on a security written by a Fund will be covered through ownership of the security underlying the option or through ownership of an absolute and immediate right to acquire such security upon conversion or exchange of other securities held in its portfolio.
Risks in futures and options transactions include the following:
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There may be a lack of liquidity, which could make it difficult or impossible for a Fund to close out existing positions and realize gains or limit losses.
The liquidity of a secondary market in futures contracts or options on futures contracts may be adversely affected by “daily price fluctuation limits,” established by the exchanges on which such instruments are traded, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the limit in a particular contract has been reached, no further trading in such contract may occur beyond such limit, thus preventing the liquidation of positions, and requiring traders to make additional variation margin payments. Market liquidity in options, futures contracts or options on futures contracts may also be adversely affected by trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity.
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The securities held in a Fund’s portfolios may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index, securities or debt obligation.
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A Fund purchasing an option may lose the entire amount of the premium plus related transaction costs.
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For options on futures contracts, changes in the value of the underlying futures contract may not be fully reflected in the value of the option.
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With respect to options and options on futures contracts, the Funds are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder.
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In writing a covered call option on a security or a stock index, a Fund may incur the risk that changes in the value of the instruments used to cover the position will not correlate precisely with changes in the value of the option or underlying the index or instrument.
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The opening of a futures position and the writing of an option are transactions that involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses.
Additional Information about Specific Types of Securities

Non-Investment Grade Securities
The Bond Funds may purchase non-investment grade debt securities. In addition, the Bond Funds and the other Funds that purchase debt securities may hold a security that becomes non-investment grade as a result of impairments of the issuer’s credit.
Fixed-income securities that are rated in the lower rating categories of the nationally recognized rating services (Ba or lower by Moody’s and BB or lower by Standard & Poor’s), or unrated securities of comparable quality, are commonly known as non-investment grade securities or “junk bonds”. Junk bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in non-investment grade securities involves substantial risk. Junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies, and are frequently issued in corporate restructurings, such as mergers and leveraged buy-outs. Such securities are particularly vulnerable to adverse changes in the issuer’s industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer’s bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders.
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Non-investment grade bonds tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed-income securities. Junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the non-investment grade bond market, and the market may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices that a Fund may receive for any non-investment grade bonds to be reduced, or might cause a Fund to experience difficulty in liquidating a portion of its portfolio.
U.S. Government and U.S. Government Agency Obligations
All of the Funds may invest in U.S. Government and U.S. Government agency obligations. Some of these securities also may be considered money market instruments. Some also may be mortgage-backed securities or zero coupon securities.
U.S. Government Obligations: These securities are issued and guaranteed as to principal and interest by the United States Government. They include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes at the time of issuance have maturities of two to ten years and Treasury bonds have a maturity of 30 years.
U.S. Government Agency Obligations: Agencies of the United States Government that issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Student Loan Marketing Association, Maritime Administration, Small Business Administration and the Tennessee Valley Authority.
Instrumentalities of the United States Government that issue or guarantee obligations include, among others Federal Farm Credit Banks, Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Banks for Cooperatives.
Some of the securities issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while others are supported only by the credit of the instrumentality that issued the obligation.
Money Market Instruments
All of the Funds may purchase money market instruments, which include the following.
Certificates of Deposit. Certificates of deposit are generally short term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.
Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate, for which no negotiable certificate is received.
Bankers’ Acceptance. A bankers’ acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.
Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.
Variable Amount Floating Rate Notes. Variable floating rate notes are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a weekly basis.
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Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.
Treasury Bills. See “U.S. Government and U.S. Government Agency Obligations” above.
Because the Money Market Fund and the other Funds generally will purchase only money market instruments that are rated high quality and have short terms to maturities, these money market instruments are considered to have low levels of market risk and credit risk.
Zero Coupon Securities and Discount Notes; Redeemable Securities
The Bond Funds and the fixed income portion of the Composite Fund may invest in discount notes and zero coupon securities. Discount notes mature in one year or less from the date of issuance. Zero coupon securities may be issued by corporations or by certain U.S. Government agencies.
Discount notes and zero coupon securities do not pay interest. Instead, they are issued at prices that are discounted from the principal (par) amount due at maturity. The difference between the issue price and the principal amount due at maturity (or the amount due at the expected redemption date in some cases if the securities are callable) is called “original issue discount”. A Fund must accrue original issue discount as income, even if the Fund does not actually receive any payment under the security during the accrual period. The purchase price paid for zero coupon securities at the time of issuance, or upon any subsequent resale, reflects a yield-to-maturity required by the purchaser from the purchase date to the maturity date (or expected redemption date).
Zero coupon securities and discount notes may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes in the economy than comparable securities that pay interest in cash at regular intervals. The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Fund may lose more investment capital if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.
Foreign Securities and American Depository Receipts (ADRs)
In addition to investing in domestic securities, each of the Funds other than the Money Market Fund and the Allocation Funds may invest in securities of foreign issuers, including securities traded outside the United States. Foreign issues guaranteed by domestic corporations are considered to be domestic securities.
ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.
The Investment Company has a non-fundamental investment policy that limits foreign securities, including foreign exchange transactions, and ADRs to 25% of a Fund’s total assets, except that this policy does not apply to the International Fund. (See “Non-Fundamental Investment Policies”, paragraph 2.) The Investment Company currently anticipates that no Fund, except for the International Fund, will invest more than 10% of its total assets in foreign securities or foreign exchange transactions.
The Investment Company will consider special factors before investing in foreign securities and ADRs. These include:
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changes in currency rates or currency exchange control regulations,
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the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards,
•
less liquidity and more volatility in foreign securities markets (not applicable to ADRs),
•
the impact of political, social or diplomatic developments, and
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the difficulty of assessing economic trends in foreign countries.
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The Funds could encounter greater difficulties in bringing legal processes abroad than would be encountered in the United States. In addition, transaction costs in foreign securities may be higher.
Exchange Traded Funds
An exchange traded fund (ETF) is a type of investment company that is similar to an index fund in that it primarily invests in securities of companies that are included in a particular market index. The shares of ETFs are traded on an exchange, similar to shares of stocks. The Equity Index Fund, Small Cap Equity Index Fund, Mid-Cap Equity Index Fund, Catholic Values Index Fund, and the passive portion of the All America Fund may invest in ETFs that track the index to invest available cash to attempt to efficiently and cost effectively keep the Fund fully invested on a daily basis in an attempt to minimize deviation from the performance of its respective index. The International Fund may invest in ETFs that reflect, replicate or closely follow the holdings in the MSCI EAFE Index. As described in the Prospectus, the International Fund’s ability to invest in underlying ETFs will be severely constrained unless the underlying ETFs have received exemptive orders from the SEC permitting such investments in excess of the limitations set forth in the 1940 Act and both the underlying ETFs and the International Fund take all appropriate measures to comply with the terms and conditions of such orders. Other risks associated with investments in ETFs are described in more detail in the Prospectus.
Convertible Securities
The Bond Funds and the fixed income portion of the Composite Fund may invest in convertible securities. Convertible securities can be converted by the holder into common stock of the issuer, at the price and on the terms set forth by the issuer when the convertible securities are initially sold. Convertible securities normally provide a higher yield than the underlying stock but a lower yield than a fixed-income security without the convertibility feature. The price of the convertible security normally will vary to some degree with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. The price of the convertible security also will vary to some degree inversely with interest rates.
Equipment Trust Certificates
The Bond Funds and the fixed income portion of the Composite Fund may invest in equipment trust certificates. The proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serve as collateral for the related issue of certificates.
The equipment subject to a trust generally is leased by a railroad, airline or other business, and rental payments provide the projected cash flow for the repayment of the equipment trust certificates. Holders of equipment trust certificates must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates.
The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 5% of its total assets in equipment trust certificates.
Asset-Backed Securities
The Bond Funds and the fixed income portion of the Composite Fund may invest in securities backed by consumer or credit card loans or other receivables or may purchase interests in pools of such assets.
Changes in interest rates may significantly affect the value of these securities, and prepayment rates will impact the yield and price of the securities. A decline in interest rates may result in increases in prepayment, and a Fund will have to invest prepayment proceeds at the prevailing lower interest rates. Asset-backed securities generally are not expected to prepay to the same extent as mortgage-backed securities in such circumstances. An increase in interest rates may result in prepayment at a rate slower than was assumed when the security was purchased. The creditworthiness of an issuer of asset-backed securities also may impact the value of the securities.
The Investment Company currently has a non-fundamental investment policy that no Fund will:
•
invest more than 10% of its total assets in asset-backed securities,
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•
invest in interest-only strips or principal-only strips of asset-backed securities, or
•
purchase the most speculative series or class of asset-backed securities issues.
Mortgage-Backed Securities
The Bond Funds and the fixed income portion of the Composite Fund may invest in mortgage-backed securities. You should refer to the discussion of Mortgage-Backed Securities in the Prospectus under “Description of Principal Risks”.
The Investment Company currently has a non-fundamental investment policy that no Fund will:
•
if the Fund invests primarily in fixed income securities, invest more than 10% of its total assets in mortgage-backed securities that are not also considered to be U.S. Government or U.S. Government agency securities,
•
if the Fund invests primarily in equity securities, invest in mortgage-backed securities unless they are also considered to be U.S. Government Securities,
•
invest in interest-only strips or principal-only strips of mortgage-backed securities, or
•
purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues.
Warrants
The Bond Funds and the fixed income portion of the Composite Fund may acquire warrants. A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrantholder generally may pay cash for the common stock to be purchased or may surrender principal amount of the related debt security the warrantholder owns equal to the purchase price for the stock.
The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.
The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 5% of its assets in warrants.
Preferred Stock
The Bond Funds and the fixed income portion of the Composite Fund may purchase preferred stock. A corporation may issue a form of equity security called preferred stock. Compared to common stock, preferred stock has advantages in the receipt of dividends and in the receipt of the corporation’s assets upon liquidation. Preferred stockholders, however, usually do not have voting rights at meetings of the corporation’s shareholders.
An issuer of preferred stock must pay a dividend to holders of preferred stock before it distributes a dividend to holders of common stock. When a corporation issues preferred stock, it sets a dividend rate, or a formula to determine the rate. If a corporation does not have sufficient earnings to pay the specified dividend to preferred stockholders, the unpaid dividend may accrue (cumulate) and become payable when the corporation’s earnings increase. Bondholders, in contrast, are entitled to receive interest and principal due, regardless of the issuer’s earnings.
Some issues of preferred stock give the holder the right to convert the preferred stock into shares of common stock, when certain conditions are met. A holder of preferred stock that is not convertible, or of preferred stock that is convertible but has not met the conditions for conversion, does not share in the earnings of the issuer other than through the receipt of dividends on the preferred stock. The market value of convertible preferred stock generally fluctuates more than the market value of nonconvertible preferred stock, because the value of the underlying common stock will affect the price of the convertible stock.
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Preferred stock has the risk that a corporation may not have earnings from which to pay the dividends as they become due. Even if a corporation is paying dividends, if the dividend rate is fixed (and not variable), changes in interest rates generally will affect the market value of the preferred stock in the same manner as for debt obligations.
The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 10% of its assets in preferred stock.

INSURANCE LAW RESTRICTIONS
Insurance laws and regulations in States where the Insurance Companies operate govern investments by Separate Accounts. If necessary in order for shares of the Investment Company’s Funds to remain eligible investments for the Separate Accounts, a Fund may from time to time limit the amount of its investments in certain types of securities, such as foreign securities and debt or equity securities of certain issuers.
Restrictions on the Use of Futures Contracts and Options
Each non-money market fund may enter into futures contracts, options, options on futures contracts, or swap agreements as permitted by its investment policies and the Commodity Futures Trading Commission (CFTC) rules. The Advisor to each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, the Advisor is not subject to registration or regulation as commodity pool operator under that Act with respect to its provision of services to each Fund.
The CFTC recently adopted certain rule amendments that, once effective, may impose additional limits on the ability of the Funds to invest in futures contracts, options on futures, swaps, and certain other commodity interests if its investment advisor does not register with the CFTC as a “commodity pool operator” with respect to such Fund. It is expected that the Funds will be able to execute their investment strategies within the limits adopted by the CFTC’s rules. As a result, the Advisor does not intend to register with the CFTC as a commodity pool operator on behalf of any of the Funds. In the event that one of the Funds engages in transactions that necessitate future registration with the CFTC, the Advisor will register as a commodity pool operator and comply with applicable regulations with respect to that Fund.
To the extent required by law, each Fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FUNDAMENTAL INVESTMENT RESTRICTIONS
The following investment restrictions are fundamental policies. The Funds may not change these policies unless a majority of the outstanding voting shares of each affected Fund approves the change. A majority of the outstanding voting shares means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. No Fund will:
1.
underwrite the securities issued by other companies, except to the extent that the Fund’s purchase and sale of portfolio securities may be deemed to be an underwriting;
2.
purchase physical commodities or contracts involving physical commodities;
3.
based on its investments in individual issuers, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the United States Government or its agencies or instrumentalities (“U.S. Government Securities”), and (ii) securities of other registered investment companies; in addition the Money Market Fund will not invest in any securities that would cause it to fail to comply with applicable diversification requirements for money market funds under the 1940 Act and rules thereunder, as amended from time to time;
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4.
based on its investment in an issuer’s voting securities, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies, and imposes additional restrictions on the Money Market Fund;
5.
issue senior securities, except as permitted under the 1940 Act and the rules thereunder as amended from time to time;
6.
invest more than 25% of its assets in the securities of issuers in one industry, other than U.S. Government Securities, except that the Money Market Fund may invest more than 25% of its total assets in the financial services industry. For Funds that invest in other Funds and/or exchange traded funds, the Fund will look through to the underlying Funds and/or exchange traded funds to ensure compliance with this policy;
7.
purchase real estate or mortgages directly, but a Fund may invest in mortgage-backed securities and may purchase the securities of companies whose businesses deal in real estate or mortgages, including real estate investment trusts;
8.
borrow money, except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund’s borrowing to 33 1∕3% of total assets (including the amount borrowed) minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three business days; or
9.
lend assets to other persons (with a Fund’s entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan), except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund’s lending to 33 1∕3% of its total assets, or pursuant to any exemptive relief granted by the SEC.
Current 1940 Act provisions applicable to fundamental investment restriction #3 above: The 1940 Act and rules thereunder currently restrict a Fund, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the United States Government or its agencies or instrumentalities (“U.S. Government Securities”), and (ii) securities of other registered investment companies;
With respect to fundamental investment restriction #3 above: The Equity Index Fund and Catholic Values Index Fund will be diversified in approximately the same proportion as the index each Fund tracks is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s respective benchmark index.
Current 1940 Act provisions applicable to fundamental investment restriction #4 above: The 1940 Act and rules thereunder currently restrict a Fund, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies, and imposes additional restrictions on the Money Market Fund.
With respect to fundamental investment restriction #6 above: The Money Market Fund does not invest more than 25% of its total assets in the financial services industry. At the time of the next shareholder vote, the Fund will seek approval of the shareholders to remove from fundamental investment restriction #6 the language stating “except that the Money Market Fund may invest more than 25% of its total assets in the financial services industry.”
With respect to fundamental investment restriction #6 above: The Equity Index Fund, Small Cap Equity Index Fund, Mid-Cap Equity Index Fund and Catholic Values Index Fund will be concentrated to the same degree as the index each Fund tracks.
With respect to fundamental investment restriction #6 above: The International Fund will look through to the investments of the underlying funds to determine the Fund’s concentration.
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Current 1940 Act provisions applicable to fundamental investment restriction #8 above: The 1940 Act and rules thereunder currently limit a Fund’s borrowing to 33 1∕3% of total assets (including the amount borrowed) minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three days (excluding Sundays and holidays).
Current 1940 Act provisions applicable to fundamental investment restriction #9 above: The 1940 Act and rules thereunder currently limit a Fund’s lending to 33 1∕3% of its total assets, with a Fund’s entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan for this purpose.

NON-FUNDAMENTAL INVESTMENT POLICIES
The following investment restrictions are not fundamental policies. They may be changed without shareholder approval by a vote of the Board of Directors of the Investment Company, subject to any limits imposed by the 1940 Act or applicable regulatory authorities and subject to each Fund’s investment objectives and permitted investments. No Fund will:
1.
purchase or sell options or futures contracts or options on futures contracts unless the options or contracts relate to U.S. issuers or U.S. stock indexes and are not for speculation, and in addition (i) a Fund may write only covered call options and may buy put options only if it holds the related securities, (ii) a Fund may invest in futures contracts to hedge not more than 20% of its total assets, and (iii) premiums paid on outstanding options contracts may not exceed 5% of the Fund’s total assets;
2.
with the sole exception of the International Fund, invest in foreign exchange nor invest more than 25% of its total assets in securities of foreign issuers and American Depository Receipts (ADRs);
3.
invest for the purpose of exercising control over management of an issuer (either separately or together with any other Funds);
4.
make short sales, except when the Fund owns or has the right to obtain securities of equivalent kind and amount that will be held for as long as the Fund is in a short position;
5.
if its investment policy is to invest primarily in equity securities, purchase mortgage-backed securities unless they are also U.S. Government Securities, or if its investment policy is to invest primarily in fixed income securities, invest more than 10% of its total assets in mortgage-backed securities that are not also U.S. Government Securities;
6.
invest in the securities of any registered investment company except as permitted under the Investment Company Act of 1940 and the rules thereunder, as amended from time to time, or by any exemptive relief granted by the SEC, except that the Funds other than the Allocation Funds and the Retirement Funds may not acquire any securities of registered open-end investment companies in reliance on the provisions of Section 12(d)(1)(F) or (G) of the 1940 Act;
7.
purchase securities on margin, except that credits for the clearance of portfolio transactions and the making of margin payments for futures contracts and options on futures contracts shall not constitute the purchasing of securities on margin;
8.
borrow money except for temporary or emergency purposes (not for investment or leveraging) or under any reverse repurchase agreement, provided that a Fund’s aggregate borrowings may not exceed 10% of the value of the Fund’s total assets and it may not purchase additional securities if its borrowings exceed that limit;
9.
lend more than 10% of its assets;
10.
invest more than 10% of its total assets (5%, in the case of the Money Market Fund) in securities that are considered to be illiquid because they cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment or are otherwise not readily marketable, including repurchase agreements and time deposits that do not mature within seven days but excluding Rule 144A securities and other restricted securities that are determined to be liquid pursuant to procedures adopted by the Board of Directors;
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11.
invest more than 5% of its total assets in equipment trust certificates;
12.
invest more than 10% of its total assets in asset-backed securities or purchase the most speculative series or class of asset-backed securities issues;
13.
purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues;
14.
invest in interest-only strips or principal only strips of asset-backed securities, mortgage-backed securities or other debt securities;
15.
invest more than 5% of its assets in warrants; or
16.
invest more than 10% of its assets in preferred stock.
A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, which may cause the Fund to not achieve its investment objective. Should a Fund takes a temporary defensive position, it may change its allocation among the asset classes in which the Fund invests, including by increasing the percentage of cash held by the Fund.
The International Fund’s portfolio turnover rate in 2021 was higher than that reported in the last fiscal year because the Adviser transitioned the International Fund from investing in ETFs to investing directly in the stocks of companies represented in the MSCI EAFE Index, except to the extent that it is permissible to invest in ETFs within the general limitations in the 1940 Act.

DISCLOSURE OF PORTFOLIO SECURITIES INFORMATION
The policies and procedures of the Investment Company with respect to disclosure of portfolio securities information are set forth in its compliance manual, which has been approved and adopted by the Board of Directors. The Board has also approved the Principal Underwriter’s, Adviser’s and other service providers’ written compliance policies and procedures, which contain their policies and procedures with respect to disclosure of portfolio securities information. The Investment Company posts its top 10 holdings on its website each month at mutualofamerica.com/IC/TopTenHoldings. Typically the information is five to ten calendar days old when posted. The Investment Company discloses to shareholders and others only information that is made available to the public, on a quarterly basis. With the sole exception of certain disclosures to certain parties (“Recipients”) that are for legitimate business purposes and beneficial to the Investment Company, such as providing information reasonably requested by regulatory authorities, by consultants and rating services, no information on portfolio securities will be disclosed to any party until it has first been made available to the public on the Investment Company’s website. Requests by Recipients will be reviewed on a case-by-case basis, and aside from the agreements described below, there are no ongoing arrangements for disclosing information to Recipients. Any disclosures to Recipients may be made only with advance approval of the Chief Executive Officer (“CEO”), Chief Compliance Officer (“CCO”) and counsel, must contain limitations on use, and, if the requested disclosure should include information not already available to the public as stated above, it must be covered by a confidentiality and nondisclosure agreement which includes an agreement not to use the information to make trading decisions on behalf of the Recipient or others.
With respect to the Money Market Fund, the Money Market Fund makes certain portfolio holdings information pursuant to Rule 2a-7 of the Investment Company Act of 1940 available monthly on Mutual of America Life Insurance Company’s public website by posting the required information as of the last business day of the previous month, no later than the 5th business day of the month. This information will be maintained on the website for 6 months after posting, and a link is provided to the Fund information on the SEC website. Additionally the Fund provides the SEC with more detailed portfolio holdings information pursuant to Rule 2a-7 via a monthly electronic filing on Form N-MFP. Such information will be submitted electronically to the SEC as of the last business day of the prior month within 5 business days after the end of each month, in an eXtensible Markup Language (“XML”) tagged data format. A link to the Form N-MFP filings is provided on Mutual of America Life Insurance Company’s public website. As of April 14, 2016, pursuant to Rule 2a-7 of the
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Investment Company Act of 1940, the Money Market Fund made certain portfolio holdings information available daily on Mutual of America Life Insurance Company’s public website by posting the required information each business day as of the end of the preceding business day. The website includes information for each day of the preceding six months, and a link is provided to the Fund information on the SEC website.
Recipients at the present time include third-parties that calculate information derived from holdings for use by the Adviser, a third-party that assists with the administration of the codes of ethics, third parties that supply analyses of holdings, and may include reputable ratings and ranking organizations. Entities receiving this information must agree to: reasonably ensure that the holdings information will be kept confidential, prevent employee use of the information for their personal benefit, and restrict the nature and type of information that they may disclose to third-parties. Primary reliance is placed on the reputation and experience of the third party in properly handling confidential information and non-disclosure agreements when determining that disclosure is not likely to be harmful to a fund.
At this time, the entities receiving information described in the prior paragraph under agreements containing confidentiality obligations are: ICE Data Services (provides fixed income security pricing and fair value equity security pricing for the purposes of NAV calculation, full or partial fund holdings daily, with no lag time); Factset Research Systems Inc. (equity and fixed income quantitative analytical application that provides attribution analysis for the portfolios, full or partial fund holdings daily, no lag time); Bloomberg Finance, L.P., (provides a trading platform for fixed income and equity securities, provides a comprehensive listing of portfolio security holdings and provides fixed income portfolio analytics, full or partial fund holdings daily, no lag time); Morningstar (provides statistics and rankings, full or partial fund holdings daily, with no lag time); Reuters (provides equity security pricing for the purposes of NAV calculation and provides fixed income portfolio analytics, full or partial fund holdings daily, no lag time); Brown Brothers Harriman & Co. (performs fund accounting and calculates daily NAV, no lag time); Clearwater, LLP (provides analytics and calculates daily shadow NAV, no lag time); Bondedge (provides fixed income quantitative analytical application, full or partial holdings daily, no lag time); GT Analytics (provides best execution analysis, on a quarterly basis transactions are sent to GT, several days after the end of each quarter); Institutional Shareholder Services (provides proxy voting services and class action filing services for portfolio holdings, daily feed of custodial holdings, no lag time); and Compliance Science (used to monitor persons subject to the codes of ethics for their compliance with the codes of ethics including black-out periods, is provided equity and fixed income transaction data daily, with no lag time). Mutual of America Capital Management LLC as Adviser manages the portfolio and is therefore aware of all portfolio holdings information whether public or non-public on a daily basis.
Since there has been no disclosure to other Recipients of information which is not otherwise publicly available, there are no other confidentiality agreements in effect as of May 1, 2022 for Recipients. Because of this strict policy on disclosure, the potential for conflict of interest is very low, and the prior approval of the CEO and CCO for disclosure to Recipients, in part, seeks to determine and eliminate such conflicts as may arise and to assure that disclosure of information to Recipients is in the best interests of the Fund’s shareholders. Aside from the above listed agreements, there are no special or routine arrangements to permit disclosure of portfolio securities information that is not already available to the public. Further, it is the Investment Company’s policy that neither the Investment Company, nor the Adviser, nor any other party receives any compensation for any disclosure of portfolio securities information by the Investment Company.

MANAGEMENT OF THE INVESTMENT COMPANY
Directors and Officers
The tables below show information about the Directors and officers of the Investment Company. The Directors of the Investment Company consist of eight individuals, seven of whom are not “interested persons” of the Investment Company as defined in the 1940 Act (“Independent Directors”). There is currently one vacancy among the Independent Directors due to the retirement of Patrick J. Waide, Jr. on April 20, 2020. The Directors
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are responsible for the overall supervision of the Investment Company’s operations and perform the various duties imposed on the directors of investment companies by the 1940 Act and the laws of Maryland. The Directors elect officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022-6839.
The Investment Company does not hold annual meetings of shareholders, and each Director, except for Mr. Roth and Mr. Grayson who were appointed by the Board of Directors, has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or the Insurance Company with the exception of serving on the Board of Directors of Mutual of America Variable Insurance Portfolios, Inc. (“Variable Insurance Portfolios” or “MOAVIP”), an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. James J. Roth serves as director of another investment company advised by or affiliated with the Adviser, Variable Insurance Portfolios.
Currently, the Chairman of the Board is an interested person of the Fund and is also the Chief Executive Officer. The Board has an Audit Committee consisting entirely of the independent directors. The Audit Committee serves as the Nominating Committee as and when required. The Board has determined that the Board’s current structure, with an interested person as Chairman of the Board is satisfactory given the characteristics of the Corporation and its business and the Board considered the potential for conflicts of interest, in its determination with regard to the interested Chairman of the Board. The Board has determined that the Chairman of the Audit Committee has historically functioned as the Lead Director of the disinterested members of the Board of Directors. The Board has determined that the Disinterested Director serving at any given time as Chair of the Audit Committee shall also be the Lead Director who shall preside at separate meetings of the Disinterested Directors, communicate concerns and issues raised by the Disinterested Directors to management and others as appropriate, preside at the annual Board Self-Assessment and whenever appropriate, shall be the spokesperson for the Disinterested Directors. The Fund’s bylaws have been amended to reflect this determination. Currently the acting Audit Committee Chairman and Lead Director is John W. Sibal. Mr. Waide served as Audit Committee Chairman and Lead Director prior to his retirement.
Board oversight of risk is carried out through Board reports and Audit Committee reports. The Board receives directly detailed reports at each quarterly meeting on the financial situation of the Corporation, the performance of the Corporation’s funds, portfolio management matters, a Chief Compliance Officer Report covering the Corporation’s Codes of Ethics, Compliance Policy and other matters, a Frequent Trading report, reports confirming compliance with Rule 2a-7, procedures, valuation procedures, and the trading policy of the Corporation, and regulatory updates. In addition, on a periodic basis the Board directly receives reports on the annual Compliance Report, proxy voting of the Funds’ securities, the Investment Advisory and Distribution Agreements, the Corporation’s Fidelity Bond and annual updates to the Corporation’s registration statement. The independent directors making up the Audit Committee receive quarterly reports from the inside and independent auditors, review annual Audit Reports, review the Corporation’s insurance coverages and examine the quarterly and annual financial statements in detail.
The Board is made up of persons possessing a variety of skills and experience that, at this time, support the conclusion that they should serve on the Board. A brief description of such skills and experience for each Director follows:
•
James J. Roth. Mr. Roth is the Senior Executive Vice President and General Counsel of Mutual of America Life Insurance Company, a position he has held since March 2013. Prior to that date, Mr. Roth was the Executive Vice President and General Counsel since April 2009, and prior to that, the Executive Vice President and Deputy General Counsel, and prior to that, the Executive Vice President and Chief Compliance Officer of Mutual of America Life Insurance Company. Mr. Roth is also Chairman, President and CEO of Mutual of America Investment Corporation, and Mutual of America Variable Insurance Portfolios, Inc., and was elected to the Mutual of America Life Insurance Company Board of Directors as of March 3, 2016. Prior to joining Mutual of America in January 2006, Mr. Roth was a Regional Compliance Officer for AmeriChoice, a health insurer. Mr. Roth previously served as a Special Agent of
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the Federal Bureau of Investigation for 25 years, serving as Chief Counsel of the Bureau’s New York Office for almost 13 years prior to his retirement. He received a B.A. (1971) and an M.A. (1975) in economics from Fordham University and a J.D. from Fordham University School of Law in 1983. Mr. Roth also currently serves on the Board of the Mutual of America Foundation, serves on the Lawyers Committee for the Inner-City Scholarship Fund, and was an Adjunct Professor of Law at Fordham University School of Law from 2001-2016. Mr. Roth brings many years of legal and industry experience and knowledge to the Board.
•
Carolyn N. Dolan. Ms. Dolan is an Executive Vice President, Head of Direct Client Investments at Fiera Capital Inc. in New York City. Prior thereto she was Managing Principal and Portfolio Manager of Samson Capital Advisors, L.L.C. in New York City, where she served as a member of the Advisory Committee, Investment Committee and Management Committee. She was a co-founder of OFFITBANK, which was merged with Wachovia in 2002, and she remained after the merger as Managing Director of Wachovia’s Offit Investment Group. Prior to that, she was employed by Julius Baer Securities, Oppenheimer Capital Corporation and Equitable Life Insurance, in capacities ranging from portfolio manager to analyst. She is a Chartered Financial Analyst (CFA), and received her undergraduate degree from Marymount College, followed by a Master’s degree from the Columbia School of Social Work and a Master’s degree from Columbia University Business School. She is a trustee of Fordham University where she serves as on the Audit and Finance/Investment Committees. In June 2014, Ms. Dolan was elected as a trustee of the Board of Trustees of Market Street Trust Company, where she serves on the Audit and Compensation Committees. She is a member of the Economic Club of New York. She has been a member of the Board of the Investment Company since April 2011, and a Board Member of Variable Insurance Portfolios since November 2019. She brings deep investment advisory and portfolio structuring experience to the Board.
•
Stanley E. Grayson. Mr. Grayson, currently retired, most recently served as the Vice Chairman and Chief Operating Officer at M.R. Beal & Company, until the firm was acquired by Blaylock Robert Van LLC. Prior thereto, he served as the Managing Director and Manager of the Public Finance Department at Prudential Securities, Inc. That position was preceded by his service as a Vice President at Goldman, Sachs & Co. in the Municipal Bond Department, Fixed Income Division. Prior to his career in investment banking, he held several senior positions within the government of the City of New York under the administration of Former Mayor Edward J. Koch, including Deputy Mayor for Finance and Economic Development. Prior thereto, he served as an attorney in the Law Department of Metropolitan Life Insurance Company in New York City. He is a director of TD Bank, N.A., and serves on its Audit Committee and HR/Compensation Committee. He is also a director of the YMCA of Greater New York and serves as the Chair of the Public Policy Committee and is a Member of the Finance Committee. He serves on the Board of Trustees for the College of the Holy Cross. Mr. Grayson received his Bachelor of Arts in Economics from the College of the Holy Cross, followed by earning a Juris Doctorate from University of Michigan Law School, and is a retired member of the New York State Bar Association. He has been a member of the Board of Investment Corporation since November 2017, and a member of the Board of Variable Insurance Portfolios since November 2019. He brings investment banking and public finance experience, and legal expertise to the Board.
•
LaSalle D. Leffall, III. Mr. Leffall currently is the President and Founder of LDL Financial, LLC, a corporate advisory and investment firm with an emphasis on real estate and financial services. Prior thereto, he served as Acting Chief Executive Officer of The NHP Foundation, which owned thousands of affordable housing units in 14 states, and had also served as President, Chief Operating Officer and Chief Financial Officer of that firm. This experience was preceded by six years as a mergers and acquisitions investment banker, first at Credit Suisse First Boston, and then at UBS, where he handled complex commercial and financial transactions, including debt, equity and merger and acquisition matters. Prior to his career in investment banking, Mr. Leffall spent four years at the law firm of Cravath, Swaine & Moore. Mr. Leffall is a member of the Economic Club of Washington, D.C. He is an Advisory Board member for Cabot Properties, an industrial real estate company with assets in the U.S., U.K., continental Europe, and Australia. He was a director of the Federal Home Loan Bank of Atlanta, where he previously served as chair of the Finance Committee and a member of the Audit and Enterprise Risk and Operations Committees. Mr. Leffall received his Bachelor of Arts in History Magna Cum Laude from
21

Harvard University, followed by simultaneously earning a Juris Doctorate from Harvard Law School Cum Laude and a Master’s in Business Administration with second year honors from Harvard Business School. Mr. Leffall is admitted to the bars of New York and Washington, D.C. He was elected to the Investment Company Board in April 2011, and has been a Board Member of Variable Insurance Portfolios since November 2019. He brings a wealth of financial and legal expertise to the Board from his over 20 years of intensive work in the finance and business sector, including experience in mergers and acquisitions.
•
John W. Sibal. Mr. Sibal currently serves as a Director, President and Chief Executive Officer of Eustis Commercial Mortgage Corporation, a commercial mortgage company in New Orleans, Louisiana. Prior thereto, he served as a Vice President and Treasurer at a New Orleans based savings bank. That experience was preceded by working his way up from Economic Analyst to Assistant Treasurer for a multinational energy company, concentrating in economic analysis, finance and corporate planning. Mr. Sibal serves as a Senior Warden and Vestry member of Christ Church Cathedral in New Orleans. Mr. Sibal received a Bachelor of Arts in Economics from Harvard University. He was elected to the Investment Company board in April 2011, and has been a Board Member of Variable Insurance Portfolios since November 2019. He brings to the Board over 40 years of financial and business experience, with a focus on economic analysis, including over 25 years in the commercial mortgage field.
•
Margaret M. Smyth. Ms. Smyth is currently a Senior Adviser at Global Infrastructure, an ESG-themed infrastructure investment company, and a member of Deloitte's Finance Advisory Council. She was formerly US Chief Financial Officer at National Grid. Previously, she was Vice President of Finance at Con Edison and prior thereto, she was the Chief Financial Officer and Vice President, Finance of Hamilton Sundstrand, in Windsor Locks, Connecticut, a United Technologies company. Prior to that, she was Vice President and Controller of United Technologies Corporation, Vice President and Chief Accounting Officer of 3M Company and Managing Partner at Deloitte Touche. Prior to joining Deloitte Touche, she was Partner in Charge of the North America Media Practice for Arthur Andersen. Ms. Smyth is a Certified Public Accountant (C.P.A.) with a Bachelor’s degree in economics from Fordham University and a Master’s degree in Accounting from New York University. She serves as a member of the Board of Trustees and the Audit Committee of Concern Worldwide and is a member of the Executive Committee of Fordham University President’s Council and a Director at Lilium, Remitly, Frontier Communications, Etsy, and CenTrio. Ms. Smyth has been a member of the Board of the Investment Company since 2007, and has been member of the Board of Variable Insurance Portfolios since November 2019. Ms. Smyth currently serves as the Financial Expert for the Audit Committees for Investment Corporation and Variable Insurance Portfolios. Ms. Smyth brings to the Board intensive accounting and financial experience gained through public accounting practice and serving at the highest levels of large public companies.
•
William E. Whiston. Mr. Whiston is currently the Chief Financial Officer for the Archdiocese of New York, where he is responsible for the oversight of the Financial Office and financial operations of various organizations that are directly responsible to the Archdiocese. Prior to joining the Archdiocese, Mr. Whiston was Executive Vice President and member of the United States Management Board at Allied Irish Bank. In his 29 years at Allied Irish Bank, he handled many key functions, including head of acquisitions and brand development, head of e-commerce and information technology head of church and non-profit financial consulting services and head of operations. Mr. Whiston holds an undergraduate degree from Pace University and a Master’s in Business Administration from New York University. He is currently a trustee and Treasurer of the Trustees of St. Patrick’s Cathedral in New York City and a Trustee of St. Joseph’s Seminary. Mr. Whiston is a director of Sterling National Bank. He has also been honored by the Catholic Church by being named a Knight of the Holy Sepulchre and a member of the Pontifical Equestrian Order of St. Gregory the Great. Mr. Whiston was appointed to fill a vacancy on the Investment Company Board in November 2010, effective February 17, 2011, and has been a Board Member of Variable Insurance Portfolios since November 2019. Mr. Whiston brings to the Board a varied financial background with strong experience in finance issues of non-profits.
22

Independent Directors

Name and Age	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Carolyn N. Dolan, age 75	Director	since April 2011	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	53	Director, Market Street Trust Company; Trustee, Fordham University; Mutual of America Variable Insurance Portfolios, Inc.
Stanley E. Grayson, age 71	Director	since November 2017	Vice Chairman and Chief Operating Officer, M.R. Beal & Company (Retired 2014)	53	Director, TD Bank, N.A.; Director, YMCA of Greater New York; Trustee, College of the Holy Cross; Director, Mother Cabrini Health Foundation; Mutual of America Variable Insurance Portfolios, Inc.
LaSalle D. Leffall, III, age 59	Director	since April 2011	President and Founder of LDL Financial, LLC	53	Advisory Board member, Cabot Properties; Mutual of America Variable Insurance Portfolios, Inc.
John W. Sibal, age 69	Director	since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	53	Director, Eustis Commercial Mortgage Corporation; Director, New Orleans Recreation Development Foundation; Mutual of America Variable Insurance Portfolios, Inc.
23

Name and Age	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Margaret M. Smyth, age 58	Director	since February 2007	U.S. Chief Financial Officer, National Grid until 2021; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	53
Director, Lilium
N.V.; Director,
Remitly, Inc.;
Director, Frontier
Communications;
Director, Etsy, Inc.;
Director, CenTrio;
Board of Trustees,
Concern
Worldwide, USA;
Executive
Committee,
Fordham
University
President's
Council; Mutual of
America Variable
Insurance
Portfolios, Inc.

William E. Whiston, age 68	Director	since February 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	53	Director, Sterling National Bank; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Variable Insurance Portfolios, Inc.
James J. Roth, age 72	Chairman President, and Chief Executive Officer	since August 2015	Senior Executive Vice President and General Counsel of Mutual of America since March 2013; Chairman, President and CEO of Mutual of America Investment Corporation since August 2015, of Mutual of America Variable Insurance Portfolios, Inc. since April 2019, and of Mutual of America Institutional Funds, Inc. until July 2020	53	Mutual of America Life Insurance Company; Mutual of America Variable Insurance Portfolios, Inc.; Mutual of America Holding Company LLC; Mutual of America Foundation
Mr. Roth is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.
24

Officers

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)
Chris W. Festog, age 60	Senior Executive Vice President, Chief Financial Officer and Treasurer	since April 2013	Senior Executive Vice President and Chief Financial Officer, Mutual of America since March 2017; prior thereto Executive Vice President and Chief Financial Officer, Mutual of America since March 2015; prior thereto Executive Vice President and Deputy Treasurer, Mutual of America	53	Mutual of America Holding Company LLC; Mutual of America Securities LLC
Vincent R. FitzPatrick III, age 49	Vice President, Associate General Counsel and Corporate Secretary	since April 2021	Vice President, Associate General Counsel and Corporate Secretary Mutual of America Investment Corporation and Mutual of America Variable Insurance Portfolios since 2021; prior thereto Vice President, Associate General Counsel and Assistant Corporate Secretary, Mutual of America since 2019; prior thereto Vice President, Associate General Counsel, Mutual of America	53	None
25

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)
Kathryn A. Lu, age 61	Executive Vice President and Chief Compliance Officer	since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation, and Mutual of America Variable Insurance Portfolios, Inc., and Executive Vice President and Chief Compliance Officer, Mutual of America Institutional Funds, Inc. until July 2020	53	None
Christopher M. Miseo, age 66	Senior Vice President and Chief Accounting Officer	since March 2013	Senior Vice President and Director of Accounting & Financial Reporting, Mutual of America	53	None
26

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)
Michelle A. Rozich, age 48	Executive Vice President, Enterprise Risk Management and Internal Auditor	since March 2018	Executive Vice President, Enterprise Risk Management and Internal Auditor as of November 2020; prior thereto Senior Vice President and Internal Auditor, Mutual of America as of March 2018; Senior Vice President and Internal Auditor, Mutual of America Investment Corporation, and Mutual of America Variable Insurance Portfolios, Inc., and Senior Vice President and Internal Auditor, Mutual of America Institutional Funds, Inc. until July 2020; formerly Audit Senior Manager, KPMG LLP	53	None

(1)The address of each director and officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022-6839.
Officers and Directors who are participants under group or individual variable accumulation annuity or life insurance contracts issued by the Insurance Company or Wilton Re, may allocate portions of their account balances to one or more of the Investment Company’s Funds. The following table shows the amounts allocated to each Fund under contracts owned by each director of the Investment Company as of December 31, 2021.
Fund	Dollar Range of Equity Securities in the Funds
	James J. Roth	Carolyn N. Dolan	Stanley E. Grayson	LaSalle D. Leffall	John W. Sibal	Margaret M. Smyth	William E. Whiston
Equity Index	[Over $100,000]	None	None	None	None	None	None
All America	None	None	None	None	None	None	None
Small Cap Value	None	None	None	None	None	None	None
Small Cap Growth	None	None	None	None	None	None	None
Mid Cap Value	None	None	None	None	None	None	None
Mid-Cap Equity Index	[Over $100,000]	None	None	None	None	None	None
Composite	None	None	None	None	None	None	None
International	None	None	None	None	None	None	None
Money Market	None	None	None	None	None	None	None
Catholic Values Index	None	None	None	None	None	None	None
27

Fund	Dollar Range of Equity Securities in the Funds
	James J. Roth	Carolyn N. Dolan	Stanley E. Grayson	LaSalle D. Leffall	John W. Sibal	Margaret M. Smyth	William E. Whiston
Mid-Term Bond	None	None	None	None	None	None	None
Bond	None	None	None	None	None	None	None
Retirement Income	None	None	None	None	None	None	None
2015 Retirement	None	None	None	None	None	None	None
2020 Retirement	None	None	None	None	None	None	None
2025 Retirement	None	None	None	None	None	None	None
2030 Retirement	None	None	None	None	None	None	None
2035 Retirement	None	None	None	None	None	None	None
2040 Retirement	None	None	None	None	None	None	None
2045 Retirement	None	None	None	None	None	None	None
2050 Retirement	None	None	None	None	None	None	None
2055 Retirement	None	None	None	None	None	None	None
2060 Retirement	None	None	None	None	None	None	None
2065 Retirement	None	None	None	None	None	None	None
Conservative Allocation	None	None	None	None	None	None	None
Moderate Allocation	None	None	None	None	None	None	None
Aggressive Allocation	None	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in the Funds:	[Over $100,000]	None	None	None	None	None	None
The officers and directors of the Investment Company own none of its outstanding shares directly, but as shares of separate accounts of the Insurance Company and the American Separate Accounts.
The Investment Company has an Audit Committee consisting of all the independent directors, which meets four times per year prior to each and every quarterly Board meeting. The purposes of the Committee are to assist the Board with its oversight of management and the Investment Company’s auditors regarding corporate accounting, financial reporting practices, and the quality and integrity of the Investment Company’s financial reports, including the Investment Company’s compliance with legal and regulatory requirements, the independent auditors’ qualifications and independence, the performance of the Investment Company’s internal audit function and of its independent auditors, and the preparation of all reports required by SEC rules. The Audit Committee met four times in 2021. Mr. Sibal is the Chairman of the Audit Committee.
The Investment Company has formed a Nominating Committee consisting of all the independent directors, which meets on an as-needed basis. The purposes of the Nominating Committee are to assist the Board, as necessary by identifying individuals qualified to become Board members; to recommend to the Board the director nominees if any are to be voted on at the next annual meeting of shareholders; to assist the Board in the event of any vacancy on the Board by identifying individuals qualified to become Board members, and to recommend to the Board qualified individuals to fill any such vacancy; and to recommend to the Board director nominees for each Board committee. The Nominating Committee will review and consider nominations from shareholders of record that are made in writing to the Secretary of the Investment Corporation at the time that there is a Board vacancy requiring a shareholder vote. The Nominating Committee did not meet in 2021.
The Insurance Company, through its Separate Accounts, owns 99.9% of the shares of the Funds.
Set forth below is a table showing compensation paid to the Independent Directors during 2021. The directors and officers as a group own less than 1% of the shares of the Fund.
Name of Director	Aggregate Compensation from Investment Company(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Total Compensation from Investment Company and Other Investment Companies in Complex(2)
Carolyn N. Dolan	$98,980	None	None	$101,000
Stanley E. Grayson	$98,980	None	None	$101,000
28

Name of Director	Aggregate Compensation from Investment Company(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Total Compensation from Investment Company and Other Investment Companies in Complex(2)
LaSalle D. Leffall, III	$98,980	None	None	$101,000
John W. Sibal	$100,940	None	None	$103,000
Margaret M. Smyth	$100,940	None	None	$103,000
William E. Whiston	$98,980	None	None	$101,000

(1)Directors who are not “interested persons” of the Investment Company receive from the Investment Company an annual retainer of $80,000, which was increased to $90,000 as of September 2021. The Directors who are not “interested persons” also receive a fee of $2,000 for each Board or Committee meeting they attend. In addition, they receive business travel and accident insurance and life insurance coverage of $75,000. The Audit Committee Chairman and Audit Committee Financial Expert receive an additional $500 for each committee meeting they attend. The total retainer, meeting fees and other expenses are allocated proportionately to the Investment Company, and Mutual of America Variable Insurance Portfolios, as all the Directors serve on the Boards of these Funds.
(2)
Directors who are not interested persons of the Investment Company also serve as directors of Mutual of America Variable Insurance Portfolios, an affiliated registered investment company in the same complex as the Investment Company.

INVESTMENT ADVISORY ARRANGEMENTS
Investment Adviser. The Investment Company’s investment adviser is Mutual of America Capital Management LLC (the “Adviser” or “Capital Management”), an indirect wholly-owned subsidiary of the Insurance Company. The Adviser’s address is 320 Park Avenue, New York, New York 10022-6839. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940.
Capital Management has served as Adviser since November 1993, when it assumed investment management obligations for the Investment Company from the Insurance Company. The Adviser provides investment management services to the Investment Company, Mutual of America Variable Insurance Portfolios, Inc., the General Account of the Insurance Company and unaffiliated entities.
The Adviser provides advisory services for the Investment Company’s Funds, in accordance with the Funds’ investment policies, objectives and restrictions as set forth in the Prospectus and this Statement of Additional Information. The Adviser’s activities are subject at all times to the supervision and approval of the Investment Company’s Board of Directors.
Under the Investment Advisory Agreement, the Adviser agrees to provide investment management services to the Investment Company. These services include:
•
performing investment research and evaluating pertinent economic, statistical and financial data;
•
consultation with the Investment Company’s Board of Directors and furnishing to the Investment Company’s Board of Directors recommendations with respect to the overall investment plan;
•
implementation of the overall investment plan, including carrying out decisions to acquire or dispose of investments;
•
management of investments;
•
reporting to the Investment Company’s Board of Directors on a regular basis on the implementation of the investment plan and the management of investments;
•
maintaining all required records;
•
making arrangements for the safekeeping of assets; and
•
providing office space facilities, equipment, material and personnel necessary to fulfill its obligations.
29

The Adviser is responsible for all expenses incurred in performing the investment advisory services, including compensation of officers and payment of office expenses, and for providing investment management services.
The Adviser has entered into an arrangement with the Insurance Company for the provision of investment accounting and recordkeeping, legal and certain other services required by the Adviser to fulfill its responsibilities under the Investment Advisory Agreement.
Advisory Fees. As compensation for its services to each of the Funds of the Investment Company, the Funds pay the Adviser a fee at the following annual rates of net assets, calculated as a daily charge:
Equity Index, Mid-Cap Equity Index, and Small Cap Equity Index Funds — .075%
All America, Composite and Mid-Term Bond Funds — .40%
Bond Fund — .39%
Small Cap Growth Fund — .75%
Small Cap Value Fund — .75%
Mid Cap Value Fund — .55%
Catholic Values Index Fund — .15%
International Fund — .075%
Money Market Fund — .15%
Allocation Funds — .00%
Retirement Funds — .05%
Investment Advisory Fees Paid by Funds to Adviser For Past Three Years
Fund	2021	2020	2019
Equity Index	$3,292,400	$2,442,682	$2,298,809
All America	$1,413,859	$1,105,923	$1,186,363
Small Cap Value	$4,092,184	$2,988,814	$3,580,011
Small Cap Growth	$5,160,123	$4,143,040	$4,178,763
Small Cap Equity Index	$102,234	$35,368	$19,309
Mid Cap Value	$626,699	$447,573	$502,670
Mid-Cap Equity Index	$1,500,838	$1,114,109	$1,127,749
Composite	$826,220	$719,182	$736,622
International	$829,997	$540,011	$453,298
Catholic Values Index	$5,811	$1,196(1)	N/A
Money Market	$222,276	$204,909	$290,472
Bond	$3,266,362	$6,670,579	$5,689,024
Mid-Term Bond	$7,720,703	$2,910,345	$2,513,361
Retirement Income	$101,593	$76,883	$55,761
2010 Retirement(3)	$0	$7,846	$12,766
2015 Retirement	$70,374	$67,619	$72,113
2020 Retirement	$305,161	$280,783	$284,212
2025 Retirement	$555,358	$456,553	$411,102
2030 Retirement	$554,326	$420,640	$365,605
2035 Retirement	$486,977	$353,585	$304,855
2040 Retirement	$411,678	$292,915	$248,965
2045 Retirement	$425,120	$302,817	$261,584
2050 Retirement	$316,147	$216,237	$176,276
2055 Retirement	$138,092	$81,554	$51,587
2060 Retirement	$49,940	$22,772	$6,973
2065 Retirement	$4,849	$320(2)	N/A
Total Fees	$32,479,321	$25,904,255	$24,828,250

30

(1)
For the period September 30, 2020 (commencement of operations) to December 31, 2020.
(2)
For the period August 3, 2020 (commencement of operations) to December 31, 2020.
(3)
Assets transferred into the Retirement Income Fund on July 31, 2020.
Other Fund Expenses. Each Fund is responsible for paying its advisory fee and other expenses incurred in its operation, including:
•
brokers’ commissions, transfer taxes and other fees relating to the Fund’s portfolio transactions,
•
directors’ fees and expenses,
•
fees and expenses of its independent registered public accountants,
•
all legal and compliance costs incurred by the Fund in its operations, including as a registered investment company under the Investment Company Act of 1940,
•
the cost of the printing and mailing semi-annual reports to shareholders, Proxy Statements, Prospectuses, Prospectus Supplements and Statements of Additional Information,
•
the cost of preparation and filing registration statements and amendments thereto,
•
bank transaction charges and custodian’s fees,
•
any proxy solicitors’ fees and expenses,
•
SEC filing fees,
•
any federal, state or local income or other taxes,
•
any membership or licensing fees of the Investment Company Institute and similar organizations,
•
fidelity bond and directors’ liability insurance premiums,
•
accounting and recordkeeping services, and
•
any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.
Certain of the expenses are for services not included in the Investment Advisory Agreement that are provided to the Funds by the Adviser and are allocated to the Funds by the Adviser or an affiliate of the Adviser.
Portfolio Manager Compensation — Adviser
This description of the structure of, and the method used to determine the compensation of, the portfolio managers applies to all portfolio managers of the Adviser and the person overseeing the index Funds of the Investment Company.
All portfolio managers of the Adviser receive a fixed base annual salary and may qualify for an annual incentive compensation award, or bonus. The bonus is based upon the pre-tax annual performance of the portions or segments (“portfolio”) of Funds managed by the portfolio manager relative to the appropriate nationally recognized benchmarks which have been selected for each portfolio, which can be adjusted by a factor related to the performance of the Insurance Company. The portfolio benchmarks consist of well-recognized indices such as the Standard and Poor’s® 500 Index, and the Russell 2000® Index, which vary by portfolio and are more specifically described by portfolio in the Prospectus and this SAI.
All employees of the Adviser are entitled to health insurance, group life insurance and group disability coverage, a non-contributory defined benefit pension plan, and an employer-matched 401(k) plan. Certain senior management employees are also eligible for a long term performance-based incentive compensation plan. Under the plan, shares are granted each year and generally vest over a three-year period. The value of such shares is based upon increases in the Insurance Company’s General Account statutory surplus and the maintenance of certain financial ratios. No relocation plan applies to the portfolio managers.
31

Name	Title	Portfolios Managed/Overseen	Incentive Compensation Benchmark
Joseph R. Gaffoglio	President	Large Cap (All America Fund) Large Cap Core (Composite Fund) Retirement Funds Allocation Funds	S&P 500® S&P 500® S&P 500® Bloomberg U.S. Aggregate Bond
Stephen J. Rich	Chief Executive Officer	Small Cap Value (All America Fund) Small Cap Value Fund Mid Cap Value (All America Fund) Mid Cap Value Fund	Russell 2000® Value Russell 2000® Value Russell Midcap® Value Russell Midcap® Value
Jacqueline Sabella	Senior Vice President, Fixed Income	Bond Fund Fixed Income (Composite Fund) Mid-Term Bond Fund	Bloomberg U.S. Aggregate Bond Bloomberg U.S. Aggregate Bond Bloomberg Intermediate U.S. Government/Credit Bond*
Marguerite Wagner	Executive Vice President, Portfolio Manager	Small Cap Growth (All America Fund) Small Cap Growth Fund Mid Cap Core (All America Fund)	Russell 2000® Growth Russell 2000® Growth
Erik Wennerstrum	Second Vice President, Portfolio Manager	Equity Index Fund Small Cap Equity Index Fund Mid-Cap Equity Index Fund Equity Index (All America Fund) Catholic Values Index Fund	S&P 500® S&P 600® S&P 400® S&P 500® S&P 500® Catholic Values Index
Jamie A. Zendel	Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration	Equity Index Fund Small Cap Equity Index Fund Mid-Cap Equity Index Fund Equity Index (All America Fund) Catholic Values Index Fund International Fund Retirement Funds Allocation Funds	S&P 500® S&P 600® S&P 400® S&P 500® S&P 500® Catholic Values Index MSCI EAFE S&P 500® Bloomberg U.S. Aggregate Bond

*The benchmark index for the Mid-Term Bond Fund was changed in May 2011 from the Citigroup Bond Index to the Bloomberg U.S. Intermediate Government/Credit Bond Index. The reason for this change is that the Bloomberg U.S. Intermediate Government/Credit Bond Index is more closely aligned with the Fund’s effective duration and average life of the Fund’s portfolio and is expected to be more consistent with the Fund’s investment objective and strategies than the previous index.
Other Information — Adviser
The Adviser’s portfolio managers do not manage funds or portfolios for entities other than clients of the Adviser. In addition to unaffiliated entities, the Adviser manages funds of the Investment Company, Mutual of America Variable Insurance Portfolios, Inc. (“Variable Insurance Portfolios”), and a few individually managed pension plans holding contracts with the Insurance Company, all of which are identified below. In regard to possible conflicts, if a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these
32

situations, the Funds have adopted procedures for allocating portfolio transactions across multiple Funds and accounts. The following information concerning the portfolio managers and the person overseeing the index Funds is in addition to that provided in the Prospectus under the heading, “Portfolio Managers”. The Allocation Funds are not specified because they are simply groupings of other select Investment Company Funds.
The section under each Portfolio Manager’s name entitled “Ownership of Securities” sets forth the dollar range of equity securities in the Investment Company Funds beneficially owned by the Portfolio Manager. The access persons of the Adviser are subject to restrictions contained in the Code of Ethics adopted by the Adviser in accordance with Rule 204A-1 under the Investment Advisers Act of 1940, which addresses conflicts of interest between access persons and a Fund. Trades are allocated pro rata among clients. The information is presented in tabular format followed by more detailed explanatory text.
Portfolio Manager	Registered Investment Companies [Assets as of 12/31/21]	Other Pooled Investment Vehicles [Assets as of 12/31/21]	Other Accounts [Assets as of 12/31/21]	Ownership of Securities
Joseph R. Gaffoglio	30 Funds [$8,920.3 million]	0	0	IC Composite Fund [Over $100,000] IC Equity Index [$50,001-100,000] IC Mid- Cap Equity Index Fund [$50,001-100,000] IC Small Cap Value Fund [$10,001-50,000]
Stephen Rich	8 Funds [$799.3 million]	0	2 other accounts: [$28.5 million]	IC Small Cap Value Fund [over $100,000] IC Mid Cap Value Fund [$50,001-$100,000]
Jacqueline Sabella	5 Funds [$3,043.5 million]	0	7 other accounts: [8,894.9 million]	IC 2045 Retirement Fund [$50,001-$100,000]
Marguerite Wagner	6 Funds [$776.3 million]	0	2 other accounts: [$22.2 million]	IC Mid- Cap Equity Index Fund [over $100,000] IC Small Cap Growth Fund [$50,001-100,000] MOAIC Equity Index Fund [$10,001-$50,000]
33

Portfolio Manager	Registered Investment Companies [Assets as of 12/31/21]	Other Pooled Investment Vehicles [Assets as of 12/31/21]	Other Accounts [Assets as of 12/31/21]	Ownership of Securities
Erik Wennerstrum	9 Funds [$7,675.7 million]	0	4 other accounts [130.7 million]
MOAIC Mid-Cap
Equity Index Fund
[$1,001-$10,000]
MOAIC Small Cap
Equity Index Fund
[$1,001-$10,000]
MOAIC Mid Cap
Value Fund
[$1,001-$10,000]
MOAIC Small Cap
Growth Fund
[$1,001-$10,000]
MOAIC Small Cap
Value Fund
[$1,001-$10,000]

Jamie A. Zendel	11 Funds [$8,892.1 million]	0	4 other accounts [130.7 million]	IC Equity Index [$50,001-100,000] IC Mid- Cap Equity Index Fund [over $100,000] IC Small Cap Growth Fund [$10,001-50,000] IC Small Cap Value Fund [$50,001-$100,000]

Joseph R. Gaffoglio — President
•Length of Service:	16 years at Adviser, 27 years in the investment management field
•Role:
Focus on quantitative research and risk management, and responsible for rebalancing and reallocation of the investments of the Investment Corporation
Retirement Funds and Allocation Funds, and the Variable Insurance Portfolios
Retirement Portfolios and Allocation Portfolios, and for managing large cap portfolios for Investment Corporation and Variable Insurance Portfolios

•Education:	Undergraduate, Fordham University; MBA New York University; CFA; CPA
Stephen J. Rich — Chief Executive Officer
•Length of Service:	18 years at Adviser; 30 years investment experience
•Role:
Portfolio Manager for the Investment Corporation Small Cap Value Fund, Mid Cap
Value Fund and the small cap and mid-cap value segments of the Investment
Corporation All America Fund; and for the Variable Insurance Portfolios Small Cap
Value Portfolio, Mid Cap Value Portfolio and the small and mid-cap value segments of the Variable Insurance Portfolios All America Portfolio

•Education:	Undergraduate, Princeton University; MBA, New York University
Jacqueline Sabella — Senior Vice President
•Length of Service	22 years at Adviser, 25 years investment experience
34

•Role	Manager of mortgage-backed securities portfolio of fixed income funds and portfolios for the Investment Corporation and Variable Insurance Portfolios
•Education	Undergraduate, Marymount Manhattan College
Marguerite Wagner — Executive Vice President and Portfolio Manager
•Length of Service:	17 years at Adviser; 39 years investment experience
•Role:
Portfolio manager for the Investment Corporation Small Cap Growth Fund and the
small cap and mid-cap growth segments of the Investment Corporation All America
Fund; and for the Variable Insurance Portfolios Small Cap Growth Portfolio and the
small cap and mid-cap growth segments of the Variable Insurance Portfolios All
America Portfolio

•Education:	Undergraduate, Penn State University; MBA New York University
Erik Wennerstrum – Second Vice President and Portfolio Manager
•Length of Service:	2 years at Adviser; 7 years investment experience
•Role:	Works with the Adviser’s quantitative research group and serves as a portfolio manager of the Investment Corporation and Variable Insurance Portfolios equity index funds and portfolios.
•Education:	Undergraduate, James Madison University; CPA
Jamie A. Zendel — Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration
•Length of Service:	15 years at Adviser, 24 years investment experience
•Role:
Portfolio manager for the Investment Corporation and Variable Insurance Portfolios
index funds and portfolios, and Retirement and Allocation funds and portfolios, and portfolio manager of Investment Corporation International Fund and Variable
Insurance Portfolios International Portfolio

•Education:	Undergraduate, University of Wisconsin — Madison; FRM
Subadvisory Fees. There were no Subadvisory fees paid during 2021, 2020 or 2019.
Codes of Ethics. The Investment Company, the Adviser, and the Insurance Company have adopted codes of ethics under Rule 17j-1 of the 1940 Act. Persons subject to these codes (generally, persons with access to information about the investment programs of the Funds) may not purchase securities in which the Investment Company’s Funds may invest unless their purchases have been precleared in accordance with the codes and do not occur within certain black-out periods imposed under the codes. The Investment Company has also adopted a code of ethics applicable to its chief executive officer and principal financial and accounting officers as disclosed in its shareholder reports.
The Adviser has adopted a code of ethics that meets the requirements of Rule 204A-1 under the Investment Advisers Act of 1940.

PORTFOLIO TRANSACTIONS AND BROKERAGE
Selection of Brokers and Dealers

The Adviser is responsible for decisions to buy and sell securities for the Funds of the Investment Company for which it provides services as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid.
35

•
The Adviser selects broker-dealers which, in its best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates.
•
The Adviser may select broker-dealers that provide it with research services and may cause a Fund to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.
•
When purchasing or selling securities trading on the over-the-counter market, the Adviser will generally execute the transaction with a broker engaged in making a market for such securities.
•
The Adviser may place certain orders with their affiliates, subject to the requirements of the 1940 Act.
•
No transactions may be effected by a Fund with an affiliate of the Adviser acting as principal for its own account.
Brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made. Some brokerage firms routinely provide research and statistical data to their customers, and some firms customarily provide research reports on particular companies and industries to customers that place a certain volume of trades with them.
The Adviser will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. The Adviser uses these services in connection with all investment activities, and some of the data or services obtained in connection with the execution of transactions for the Investment Company may be used in managing other investment accounts. Conversely, data or services obtained in connection with transactions in other accounts may be used by the Adviser in providing investment advice to the Investment Company. To the extent that the Adviser uses research and statistical data services so obtained, its expenses may be reduced and such data has therefore been and is one of the factors considered by the Adviser in determining its fee for investment advisory services.
At times, transactions for the Investment Company may be executed together with purchases or sales of the same security for other accounts of the Adviser. When making concurrent transactions for several accounts, an effort is made to allocate executions fairly among them. Transactions of this type are executed only when the Adviser believes it to be in the best interests of the affected Fund(s), as well as any other accounts involved. However, the possibility exists that concurrent executions may work out to the disadvantage of the Fund(s) involved.
The Investment Company paid aggregate brokerage commissions of $2,257,053 in 2021, $2,058,378 in 2020 and $1,679,763 in 2019.
Commissions to Affiliated Brokers

For the years 2021, 2020, and 2019 no commissions were paid to affiliated brokers.
Portfolio Turnover

The Adviser does not consider portfolio turnover rate to be a limiting factor when the Adviser deems it appropriate to purchase or sell securities for a Fund. The portfolio turnover rate for a Fund in any year will depend on market conditions, and the rate may increase depending on market conditions or if a new portfolio manager for a Fund restructures its holdings. The Separate Accounts do not pay taxes on the dividends and other distributions they receive from the Funds. As a consequence, the Adviser does not consider how long a Fund has held a security, or how capital gain upon sale would be characterized, in deciding whether to sell that security.
The Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Equity Index Fund, and Catholic Values Index Fund each attempt to duplicate the investment results of an S&P Index. As a result, the Adviser anticipates that these Funds will hold investments generally for longer periods than actively managed funds.
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PURCHASE, REDEMPTION AND PRICING OF SHARES
Calculation of Net Asset Value

A shareholder (including a Separate Account) purchases or redeems shares of a Fund at net asset value. A Fund’s net asset value is equal to:
•
the sum of the value of the securities the Fund holds,
•
plus any cash or other assets, including interest and dividends accrued, and
•
minus all liabilities, including accrued expenses.
The net asset value of each Fund is determined once daily immediately after the declaration of dividends, if any, and is determined as of the time of the close of the regular trading session on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each day the Exchange is open for trading (a Valuation Day). A Valuation Period for calculation of a Fund’s net asset value per share is the period after the close of a Valuation Day and ending at the close of the next Valuation Day.
A Fund’s net asset value per share is equal to the Fund’s net asset value divided by the number of Fund shares outstanding.
Pricing of Securities Held by the Funds

In determining a Fund’s net asset value, the Adviser must value the securities and other assets the Fund owns.
1)
If market quotations are readily available for an investment, the Adviser uses market value as follows:
•
An equity security will be valued at the last sale price for the security on the principal exchange on which the security is traded, or at the last bid price on the principal exchange on which such security is traded if such bid price is of a more recent day than the last sale price.
•
For any equity security not traded on an exchange but traded in the over-the-counter market, the value will be the last sale price available, or if no sale, at the latest available bid price.
•
Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.
2)
If there are any portfolio securities or assets for which market quotations are not readily available, or for other reasons set forth in the Prospectus, the Adviser will use fair value pricing, as determined in good faith by or under the direction of the Board of Directors of the Investment Company. See “Pricing of Fund Shares” in the Prospectus.
3)
If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value, as follows:
•
A security is initially valued at cost on the date of purchase (or at market value on the 61st day prior to maturity if the security had more than 60 days remaining to maturity at date of purchase by a Fund), and the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium.
•
The maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted.
•
Market value will be used instead if the amortized cost value is materially different from the actual market value of the security.
4)
For stock options and futures contracts, these valuations apply:
37

•
Stock options written by a Fund are valued at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on that exchange.
•
When a Fund writes a call option, the amount of the premium is included in the Fund’s assets and the market value of the call is included in its liabilities and adjusted thereafter to current market value.
•
If a call expires or if the Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished.
•
If a call is exercised, the Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.
•
A premium a Fund pays on the purchase of a put will be deducted from a Fund’s assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put.
•
Futures contracts, and options thereon, traded on commodities exchanges are valued at their official settlement price as of the close of such commodities exchanges.
5)
For Funds that invest in underlying investment companies:
•
For any portion of a Fund’s assets that are invested in an underlying investment company, that Fund’s net asset value is calculated based on the net asset values of the investment company in which the Fund has invested except for investments in ETFs, which are based on the market value of the ETFs.
Frequent Transfers

The Prospectus discloses the Investment Company’s policy on frequent transfers.
The Investment Company has no arrangements with any person or entities to permit frequent transfers and no such arrangements are permitted.

TAXATION OF THE FUNDS
Taxes on Funds’ Investment Earnings and Income

Each Fund has in the past qualified for the special tax treatment afforded a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and each Fund intends to continue to qualify for treatment under Subchapter M. A Fund will not owe Federal income tax on the ordinary income and net realized capital gains that it distributes to shareholders, if it qualifies as a regulated investment company.
If any Fund were to fail to qualify for treatment as a regulated investment company, it would be subject to Federal income tax on its ordinary income and net realized capital gains, whether or not it distributes the income and gains to shareholders. If a Fund were to pay Federal income tax, its investment performance would be negatively affected.
To qualify or continue to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”); and (2) at the close of
38

each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. Government Securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, “RIC Diversification Requirements”).
If any Fund failed to qualify for treatment as a RIC for any taxable year, then for Federal tax purposes it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment. Most importantly, each Separate Account invested therein would fail to satisfy the diversification requirements of section 817(h), with the result that the variable annuity contracts and variable life policies supported by that account would no longer be eligible for tax deferral.
Generally, Section 4982 of the Code imposes an excise tax of 4% on a regulated investment company that does not make a “required distribution” to shareholders of 98% of its ordinary income for each calendar year and 98% of its capital gain income for the one year period ending October 31 of each year, plus certain undistributed income from the previous years. However, under Code Section 4982(f), the 4% excise tax does not apply to a segregated asset account of a life insurance company held in connection with variable contracts (unless “seed money” exceeds $250,000).
The tax treatment of the Insurance Companies and the Separate Accounts and the tax implications of an investment in any Contract are described in the prospectus or brochure for the Contract.

DISTRIBUTION ARRANGEMENTS
The Investment Company sells shares of its Funds on a continuous basis, and it sells to the Separate Accounts of the Insurance Companies and to retirement plans through financial intermediaries. The shares are sold at their respective net asset values, without the imposition of a sales charge. The Investment Company has entered into a Distribution Agreement with Mutual of America Securities LLC ( “Securities LLC”), as principal underwriter, for the distribution of the Funds’ shares. The address of Securities LLC is 320 Park Avenue, New York, New York 10022. Securities LLC is a registered broker-dealer with the Financial Industry Regulatory Authority (“FINRA”). The registered representatives are salaried employees of Mutual of America Life Insurance Company (the “Insurance Company”) and are eligible to receive a yearly cash incentive payment based in part on aggregate sales by all representatives in the representative’s office compared to sales targets established for the office in that year. Representatives and certain staff from the top five regional offices will receive a trip to a conference site to attend a sales meeting. From time to time representatives and certain staff from other regional offices may receive a trip to a conference site to attend a sales meeting upon the attainment of goals set by the Insurance Company. The Adviser is an indirect, wholly-owned subsidiary of the Insurance Company.

YIELD AND PERFORMANCE INFORMATION
Performance information is computed separately for each Fund in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there can be no assurance that any historical results will continue.
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Yield of the Money Market Fund. The Money Market Fund calculates a seven-day “current yield” (eight days when the seventh prior day has no net asset value because the Investment Company is closed on that day) based on a hypothetical shareholder account containing one share at the beginning of the seven-day period. The return is calculated for the period by determining the net change in the hypothetical account’s value for the period, excluding capital changes. The net change is divided by the share value at the beginning of the period to give the base period return. This base period return is then multiplied by 365/7 to annualize the yield figure, which is carried to the nearest one-hundredth of one percent.
Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the Money Market Fund are included in the hypothetical account for the beginning of the period but changes in these items during the period are not included in the value for the end of the period. Income other than investment income is excluded for the period. Values also reflect asset charges (for advisory fees) as well as brokerage fees and other expenses.
Current yields will fluctuate daily. Accordingly, yields for any given seven-day period do not necessarily represent future results. It should be remembered that yield depends on the type, quality, maturities and rates of return of the Money Market Fund’s investments, among other factors. The Money Market Fund yield does not reflect the cost of insurance and other insurance company separate account charges. It also should not be compared to the yield of money market funds made available to the general public because they may use a different method to calculate yield. In addition, their yields are usually calculated on the basis of a constant one dollar price per share and they pay out earnings and dividends which accrue on a daily basis.
The following is an example of the calculation of the Money Market Fund’s current yield of -0.70% for the seven-day period ended December 31, 2021. Yields may fluctuate substantially from the example shown.
1.	Value for December 24, 2021 (after adjustments for dividends)………$ 11.827913
2.	Value for December 31, 2021 (exclusive of capital changes and any non-investment income, but after adjustments for dividends)………$ 11.826316
3.	Net change equals Line 1 subtracted from Line 2………$ (0.001597)
4.	Base period return equals Line 3 divided by Line 1………$ (0.000135)
5.	Current yield equals Line 4 annualized (multiplied by 365/7)………-0.70%
The Money Market Fund calculates effective yield by following steps 1 - 4 above to obtain a base period return, then compounding the base period return as follows:
Effective Yield = [(Base Period Return + 1) 365/7] –1……… [(-0.000134983 + 1)365/7 –1] = -0.70%
Calculation of Total Return and Average Annual Total Return. Total Return reflects changes in the price of a Fund’s shares and assumes that any dividends or capital gain distributions are reinvested in that Fund’s shares immediately rather than paid to the investor in cash.
Average Annual Total Return is calculated by finding the average annual compounded rates of return of a hypothetical investment over the periods shown, according to the following formula (Total Return is then expressed as a percentage):
T = (ERV/P)1/n -1
Where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value. ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.
40

Average Annual Total Returns
For the Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Equity Index	28.50%	18.28%	16.36%		02/05/93
All America	27.07%	15.82%	14.61%		01/01/85
Small Cap Value	32.29%	6.94%	9.80%		07/01/05
Small Cap Growth	10.38%	16.72%	13.66%		07/01/05
Small Cap Equity Index	26.56%	NA	NA	10.74%	07/02/18
Mid Cap Value	34.35%	11.62%	12.11%		07/01/05
Mid-Cap Equity Index	24.56%	12.89%	14.01%		05/03/99
Composite	16.48%	11.25%	10.14%		01/01/85
International	10.37%	9.27%	7.79%		11/05/07
Catholic Values Index	28.99%	NA	NA	34.27%	09/30/20
Retirement Income	5.77%	6.16%	5.84%		11/05/07
2015 Retirement	8.11%	7.57%	7.78%		11/05/07
2020 Retirement	9.80%	8.74%	8.84%		11/05/07
2025 Retirement	11.96%	9.91%	10.02%		11/05/07
2030 Retirement	15.29%	11.23%	11.11%		11/05/07
2035 Retirement	17.84%	12.22%	11.90%		11/05/07
2040 Retirement	19.89%	12.79%	12.26%		11/05/07
2045 Retirement	20.57%	12.90%	12.31%		11/05/07
2050 Retirement	20.82%	12.93%	NA	11.98%	10/01/12
2055 Retirement	21.11%	13.03%	NA	13.22%	10/01/16
2060 Retirement	21.60%	NA	NA	13.24%	07/02/18
2065 Retirement	21.73%	NA	NA	29.37%	08/03/20
Conservative Allocation	7.82%	7.46%	6.56%		05/20/03
Moderate Allocation	14.19%	10.55%	9.56%		05/20/03
Aggressive Allocation	18.21%	12.32%	11.59%		05/20/03
Money Market	-0.17%	0.90%	0.41%		01/01/85
Mid-Term Bond	-2.02%	2.35%	2.18%		02/05/93
Bond	-2.45%	2.99%	3.11%		01/01/85
Yield of the Bond Funds. Yield of the shares of the Bond Funds will be computed by annualizing net investment income, as determined by the Commission’s formula, calculated on a per share basis, for a recent one-month or 30-day period and dividing that amount by the net asset value per share of the Fund on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Yield of the Fund will vary from time to time depending upon market conditions, the composition of the portfolio and operating expenses allocated to the Fund.
Performance Comparisons. Each Fund may from time to time include the Total Return, the Average Annual Total Return and Yield of its shares in advertisements or in information furnished to shareholders. The Money Market Fund may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Any statements of a Fund’s performance will also disclose the performance of the respective separate account issuing the Contracts.
Each Fund may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (“Lipper”), or by similar services that monitor the performance of mutual funds as having the same or similar investment objectives. Each Fund may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis or compiled by similar services that monitor performance.
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Advertisements or information the Investment Company furnishes to current or prospective investors also may include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized. These publications may include Barron’s, Business Week, CDA Technologies, Inc., Changing Times, Dow Jones Industrial Average, Financial Planning, Financial World, Forbes, Fortune, Hulbert’s Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Stanger’s Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.
In reports or other communications to shareholders, the Investment Company also may describe general economic and market conditions affecting the Funds and may compare the performance of the Funds with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue’s Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by the Adviser derived from such indices or averages.
Comparative Indices for the Funds

The Investment Company compares the performance of each Fund (other than the Money Market Fund) against a widely recognized index or indices for stock or bond market performance, based on the type of securities the Fund purchases. The annual and semi-annual financial reports that the Investment Company prepares will contain graphs with the Funds’ performances compared to their indices.
It is not possible for an investor to directly invest in an unmanaged index. Performance comparisons to indices are for informational purposes and do not reflect any actual investment. The Funds pay investment advisory and other expenses that are not applicable to unmanaged indices.
Equity Index Fund and All America Fund: Performance of each of these Funds is compared to the Standard & Poor’s 500 ® Composite Stock Index (the “S&P 500 ® Index”).
The S&P 500 ® Index is designed to measure the performance of 500 top companies in the leading industries of the U.S. economy, and is meant to reflect the risk and return characteristics of the large cap universe. The S&P 500 ® is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43.
Mid Cap Value Fund: Performance is compared to the Russell Midcap ® Value Index.
The Russell Midcap ® Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Index selects from the bottom 80% of the Russell 1000 ® Index, screening on value factors. The Russell 1000 ® Index is a stock market Index that represents the 1,000 largest stocks in the Russell 3000 ® Index. The Russell 1000 ® Index comprises over 90% of the total market capitalization of all listed U.S. stocks.
Mid-Cap Equity Index Fund: Performance is compared to the Standard & Poor’s MidCap 400 ® Index (the “S&P MidCap 400 ® Index”).
The S&P MidCap 400 ® Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.
Small Cap Value Fund: Performance is compared to the Russell 2000 ® Value Index.
The Russell 2000 ® Value Index measures the performance of those Russell 2000 ® companies with lower price-to-book ratios and lower forecasted growth values.
Small Cap Growth Fund: Performance is compared to the Russell 2000 ® Growth Index.
The Russell 2000 ® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 ® is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000 (a broad index representing approximately 98% of the entire U.S. stock market).
Small Cap Equity Index Fund: Performance is compared to the Standard & Poor’s SmallCap 600 ® Index (the “S&P SmallCap 600 ® Index”).
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The S&P SmallCap 600 ® Index is designed to measure the performance of 600 small sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.
Composite Fund: Performance is compared to the S&P 500 ® Index, the Bloomberg U.S. Aggregate Bond Index and the 90-day Treasury bill rate. (See “Equity Index Fund and All America Fund” above and “Bond Fund” below).
These three indices represent the three asset allocation categories in which the Composite Fund invests.
Catholic Values Index Fund: Performance is compared to the Standard & Poor’s 500 ® Catholic Values Index (the “S&P 500 ® Catholic Values Index”).
The S&P 500 ® Catholic Values Index excludes from the S&P 500 ® Index certain activities that are not aligned with the Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops (“USCCB”). The index is designed for investors who do not want to breach religious norms in their passive investing strategies.
International Fund: Performance is compared to the MSCI EAFE Index. The MSCI EAFE Index is the Morgan Stanley Europe, Australasia and the Far East Index, an unmanaged, market-value-weighted index designed to measure the overall condition of the overseas equities markets.
Bond Fund: Performance is compared to the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Aggregate Index”).
The Bloomberg U.S. Aggregate Bond Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
Mid-Term Bond Fund: Performance is compared to the Bloomberg U.S. Intermediate Government/Credit Bond Index. The Bloomberg U.S. Intermediate Government/Credit Bond Index seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Bloomberg U.S. Intermediate Government/Credit Bond Index.
Retirement Funds: Performance is compared to the benchmark indices (the S&P 500 ® Index and Bloomberg U.S. Aggregate Bond Index, and, for Funds that have significant investments in commercial paper, money market instruments and other short term commercial paper, the FTSE 3 month Treasury Bill Index) that correspond with the Funds’ investments in various IC Funds at any given time. The relative proportions of assets within each Retirement Fund that are invested in the various IC Funds will change as the each Fund’s investments are periodically reallocated, which in turn will change the proportion of each acquired Fund’s benchmark index included in the Retirement Fund’s overall mix of indices.
Conservative Allocation Fund: Performance is compared to the S&P 500 ® Index and Bloomberg U.S. Aggregate Bond Index.
Moderate Allocation Fund: Performance is compared to the S&P 500 ® Index and Bloomberg U.S. Aggregate Bond Index.
Aggressive Allocation Fund: Performance is compared to the S&P 500 ® Index and Bloomberg U.S. Aggregate Bond Index.
See “Equity Index Fund and All America Fund” and “Bond Fund” above for a description of the S&P 500 ® Index and Bloomberg U.S. Aggregate Bond Index, which represent the asset classes in which the Allocation Funds invest.
43

DESCRIPTION OF CORPORATE BOND RATINGS
Description of Corporate bond ratings of Moody’s Investors Services, Inc.:
Aaa	—
Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—
Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A	—
Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	—
Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B	—
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca	—	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	—	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Description of corporate bond ratings of Standard & Poor’s Corporation:
AAA	—	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is very strong.
A	—
Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—
Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.
Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

44

BB/ B/ CCC/ CC	—
Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C	—	The rating C is reserved for income bonds on which no interest is being paid.
D	—	Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.
Plus (+) or Minus ( – ): The ratings from “AA” to “BB” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Investment Company for the year ended December 31, 2021 have been incorporated by reference in the Statement of Additional Information in reliance upon the reports of KPMG LLP, 345 Park Avenue, New York, NY 10154, independent registered public accounting firm, incorporated by reference herein.

LEGAL MATTERS
The legal validity of the shares described in the Prospectus has been passed on by Vincent R. FitzPatrick III, Esq., Vice President, Associate General Counsel and Corporate Secretary of the Investment Company.

CUSTODIAN
The Custodian of the securities and other assets held by the Investment Company’s Funds (other than shares of the Investment Company’s Funds) is Brown Brothers Harriman & Co., 140 Broadway, York, New York 10005.

USE OF STANDARD & POOR’S INDICES
The Equity Index Fund, the Indexed Assets of the All America Fund, the Mid-Cap Equity Index Fund, the Small Cap Equity Index Fund, and the Catholic Values Index Fund (together, the Indexed Portfolios) are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Indexed Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Indexed Portfolios particularly or the ability of the S&P 500® Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index or the S&P 500® Catholic Values Index to track general stock market performance. S&P’s only relationship to the Investment Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index, the S&P MidCap 400® Index, S&P SmallCap 600® Index, and S&P 500® Catholic Values Index which is determined, composed and calculated by S&P without regard to the Indexed Portfolios. S&P has no obligation to take the needs of the Indexed Portfolios or the owners of the Indexed Portfolios into consideration in determining, composing or calculating the S&P 500® Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index, or the S&P 500® Catholic Values Index. S&P is not responsible for and has not participated in the calculation of the net asset values of the Indexed Portfolios, the amount of the shares of the Indexed Portfolios or the timing of the issuance or sale of the Indexed Portfolios. S&P has no obligation or liability in connection with the administration, marketing or trading of the Indexed Portfolios.
45

S&P does not guarantee the accuracy and/or the completeness of the S&P 500® index, the S&P MidCap 400® Index, S&P SmallCap 600® Index, or the S&P 500® Catholic Values Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the Indexed
Portfolios, owners of the Indexed Portfolios, or any other person or entity from the use of the S&P 500® Index, the S&P MidCap 400® Index, S&P SmallCap 600® Index, or S&P 500® Catholic Values Index, or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index, the S&P 500® Catholic Values Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

PROXY VOTING POLICIES AND PROCEDURES
On April 28, 2022, the Board of Directors of the Investment Company adopted amended Proxy Voting Policies & Procedures (“Proxy Policy”). A copy of the Proxy Policy is attached hereto as APPENDIX “A”. A copy of the Proxy Policy and information regarding how the Investment Company voted its proxies relative to portfolio securities during the most recent 12 month period ended June 30 can be obtained free of charge by calling 800.468.3785. The Investment Company’s Proxy Voting Record for the shares it owns, which includes how the Investment Company voted its proxies during the most recent 12 month period ended June 30, can be obtained from the Securities and Exchange Commission’s website at www.sec.gov, by viewing our Form N-PX on the EDGAR system.
46

Appendix A
Proxy Voting Policy and Procedures
Mutual of America Investment Corporation
Attached is the updated Proxy Voting Policy and Procedures adopted by the Board of Directors of Mutual of America Investment Corporation at its regular Board meeting held on April 28, 2022.

MUTUAL OF AMERICA CAPITAL MANAGEMENT LLC
POLICY STATEMENT AND PROCEDURES
REGARDING PROXY VOTING
Adopted on January 21, 2022
Policy Statement
It is the policy of Mutual of America Capital Management LLC (the “Adviser”), with respect to assets under its management where it has voting authority:
1.
To vote all proxies in the best interests of its clients and, to the extent possible while complying with applicable investment policies, restrictions and limitations to vote all proxies so as to maximize the economic value of the shares held by such clients. Environmental, Social and Corporate Governance factors should be considered when making proxy voting decisions. However, those factors should not be considered if they would have a negative impact on economic value. The Adviser may refrain from voting if it determines that refraining is in the best interest of that client, such as when the cost to the client of voting exceeds the expected benefit to the client.
2.
To vote all proxies in accordance with the duly adopted voting policies and restrictions of such clients where such policies and restrictions are applicable.
3.
To provide disclosure to clients of the within policies and procedures, to disclose how clients (or their shareholders in the case where a client adopts these policies as its own) may obtain information on how their proxies were voted, and to maintain or cause to be maintained all records of such proxy voting as are, and for the periods, required by law.
4.
To comply with the Procedures set forth below.
Proxy Voting Committee
1.
A Proxy Committee consisting of the President and one or more individuals (not to exceed five) designated by the President of the Adviser shall comprise the Proxy Voting Committee. The Proxy Voting Committee shall act by majority vote, but in the case of a tie vote the side receiving the vote of the President shall prevail. In the case of a Committee of two or less persons, one member shall constitute a quorum. In the case of the Committee consisting of three or four persons, two members shall constitute a quorum, and for a Committee of five persons, three members shall constitute a quorum.
2.
The Proxy Voting Committee shall monitor developments that may affect the Proxy Voting Policy and Procedures, including the Overall Proxy Voting Policy set forth in paragraph 5 of the Procedures Section hereof, voting standards set forth in Appendix A to this document (“Voting Standards”) and recommend changes to the Proxy Voting Policy and Procedures.
3.
Any decisions not to vote proxies in accordance with the Voting Standards, including Routine or Non-Routine Issues, shall be submitted to the Proxy Committee for approval or consideration of the appropriate action to take. The Proxy Voting Committee may require a discussion with or report from the investment analyst responsible for the company whose proxy is being considered to assist in deciding how to vote in accordance with the Proxy Voting Policy, and may require analysis specific to the issuer or specific to the matter to be voted on. The Proxy Voting Committee will consider additional information regarding a proposal, such as an issuer’s or shareholder’s subsequently filed additional proxy materials or other information conveyed by an issuer or shareholder proponent. A written explanation of the reasons supporting any action taken by the Committee and the date the Committee decided the issue shall be maintained with the proxy voting records.
4.
If a Non-Routine Issue falls into a category for which there is no Voting Standard, or when a matter is highly contested or controversial, the Proxy Voting Committee shall be consulted and should consider whether a higher degree of analysis may be necessary. The Proxy Voting Committee may require a discussion with or a report from the investment analyst responsible for the company whose proxy is being considered, including analysis specific to the issuer or specific to the matter to be voted on, as well as a report, if available, from any proxy service provider then retained, to assist in deciding how to vote in accordance with the Proxy Voting Policy. A written explanation of the reasons supporting any action taken by the Committee and the date the Committee decided the issue shall be maintained with the proxy voting records.
5.
Should a vote in accordance with the Voting Standards appear likely to produce a result inconsistent with a stated policy, limitation, or restriction established for any client’s account, the President or CEO shall be notified in order to determine the appropriate action. Such action shall be presented to the Proxy Voting Committee for ratification prior to the vote in question. The Proxy Voting Committee can act without a meeting by consent of a majority of its members. Any action taken in such situations shall be governed by prudence and must be compatible with applicable law. Such action shall be memorialized in writing setting forth the nature of the conflict, the reasons for the action taken and the date such action was authorized.
Procedures
1.
Proxies will be voted based upon and consistent with (a) criteria established herein as same may be amended in writing by the Proxy Committee from time to time, (b) the Overall Proxy Voting Policy set forth in paragraph 5 below and (c) the Voting Standards set forth in paragraph 4 below . Only a Senior Vice President or higher ranking officer shall be authorized to execute proxies except that a service provider may be engaged to process and execute proxies pursuant to and subject to these Procedures.
2.
The following Records of all proxy votes will be maintained:
A.
A brief description of the proxy proposal for each company in the portfolio.
B.
The vote cast on each proposal.
C.
The holdings of each account and its holdings as of (or as close as possible to) the record date for the particular proxy vote.
D.
A record of any calls or other contacts made regarding a vote.
E.
A record of the reason for each vote, including whether the proxy was voted according to a specific client restriction, policy, the Voting Standards or other guideline which record may be maintained by a third party proxy service provider.
F.
Notification that a proxy has not been received.
G.
Verification that the shares listed on the proxy match the Adviser’s records.
H.
The name and title of the individual voting the proxy (if available from a service provider).
I.
A record of any Proxy Voting Committee actions in regard to the proxy vote.
3.
Unless the Adviser shall have obtained a written agreement from an experienced and qualified third party to provide proxy voting and records services in compliance with all applicable laws and regulations, records of a current proxy season will be retained in the Adviser’s offices until the end of the second year after the expiration of the proxy season in which the votes were made and will be retained in a readily accessible location for a period of not less than three additional years. Proxy statements received on behalf of stock for which the Adviser is authorized to vote proxies will not be retained in paper form because they are available on the EDGAR system where they have been filed by the issuer.
4.
The voting guidelines that should be followed consist of the latest version of the Institutional Shareholders Service (“I.S.S.”) Proxy Voting Guidelines (“Voting Standards”) as set forth on the I.S.S. website. The Proxy Voting Committee has reviewed the Voting Standards and has found them to be generally satisfactory. I.S.S., which is the proxy service provider retained by the Adviser, furnishes research and recommendations for all proxy votes, casts the votes and maintains voting records. The I.S.S. recommendations will be in accordance with the Voting Standards. The Proxy Voting Committee may, in circumstances where the application of the Voting Standards is determined not to be beneficial or appropriate, override the I.S.S. recommendation and instruct I.S.S. to vote as determined by the Proxy Voting Committee.

5.
The current Overall Proxy Voting Policy of the Adviser shall be to vote against anti-takeover proposals, proposals that will weaken Board oversight or corporate governance procedures, and proposals designed to entrench current management. These proposals are generally inherently adverse to the economic value of the stocks to which they relate. This position may be determined to be inappropriate in a particular case and if authorized by the Proxy Voting Committee, a vote that does not comport with this position may be approved. Proxy proposals that do not materially impact the economic value of the stocks to which they relate are considered “Routine Issues” and will generally be voted in favor of the position supported by management of the company whose stock is being voted. Proxy proposals that materially impact the economic value of the stock to which they relate will be voted, consistent with applicable restrictions, in the manner that is most beneficial to the value of such stock.
6.
[Reserved.]
7.
No officer or employee of the Adviser shall act with respect to proxy votes in any instance in which a conflict of interest exists for that person in applying the Adviser’s Voting Standards or satisfying fiduciary responsibilities under ERISA or other applicable laws. Any conflict of interest or questions concerning whether a conflict of interest exists, shall be immediately reported to the Chairman. Further, in cases where there exist material conflicts of interest between the Adviser and its interests, and the economic interests of the Adviser’s client owning the shares being voted, the Adviser shall strictly adhere to the Voting Standards, but where such conflict exists and the Proxy Committee is required to decide upon action as provided above, no such action shall be taken absent full disclosure to the affected client of the conflict and it shall be taken only if consent has been received from the client. In assessing the existence of a conflict and the suggested manner of casting a vote in a conflict situation, the recommendations of independent third parties qualified to make recommendations on proxy voting may be sought and communicated to affected clients.
8.
It is the policy of the Adviser not to join any group for the purpose of waging a proxy contest or to acquire or trade in the securities of any corporation with the intent to effect any change in control of a corporation. Any solicitation from any person to vote proxies in any accounts shall be promptly reported to the General Counsel and Proxy Voting Committee except for requests merely that the proxies be voted in order to achieve a quorum.
9.
No employee of the Adviser may discuss the Adviser’s proxy votes with any person not employed by the Adviser or its client or in any way indicate how the Adviser will vote on any issue prior to the vote being cast, nor may any employee of the Adviser disclose how the Adviser has voted except in reports to the Board of Directors of the Adviser or its managed funds, as required by law or pursuant to an agreement with a proxy service provider. All information concerning the Adviser’s proxy voting record shall be disclosed and furnished to clients in the manner required to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940.
10.
The Adviser shall comply in all respects and in a timely manner with Rule 206(4)-6 under the Investment Advisers Act of 1940, including the timely voting of proxies, the timely provision to clients of a description of the Adviser’s proxy voting policies and procedures, provision of a copy of such policies and procedures to clients upon request, disclosure to clients of how to obtain information on how their securities were voted and the implementation of record keeping procedures in full compliance with Rule 204-2, retaining in the manner chosen by the Adviser (which manner shall be as permitted by Rule 204-2) for the required time periods proxy voting policies and procedures, proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by the Adviser which were material in making a decision on how to vote or which memorialized basis for a decision for a vote.
11.
The Adviser adopts the following procedures to ensure compliance with the Proxy Voting Policy Statement and Procedures:
A.
The President or an Officer of the Adviser designated by the President will ensure that the Adviser is at all times in full and complete compliance with all applicable laws and regulations.
B.
The Proxy Voting Committee shall meet at least semiannually to review the overall proxy voting record of all proxies, the conformity of proxy voting actions with the requirements set forth herein, and to review the actions of any and all third party service providers. The Adviser will evaluate the proxy advisory firm to identify and evaluate the Adviser’s conflicts of interest, if any, that may arise. The Adviser will assess the proxy advisory firm’s capacity and competency to provide voting recommendations and its ability to execute votes in accordance with the Adviser’s voting instructions. The Adviser will require the proxy advisory firm to update the Adviser regarding any business changes. The Adviser will assess the firm’s updates to its methodologies, guidelines and voting recommendations on an ongoing basis. If the Adviser becomes aware of inaccuracies in the firm’s research or determinations, the Adviser will assess the extent to which potential errors, incompleteness, or methodological weakness in the firm’s analysis materially affected the firm’s research or recommendations that the Adviser utilized. In its periodic review of the proxy advisory firm, the Adviser shall consider the firm’s engagement with issuers and process to ensure it has complete and accurate information about the issuer and each matter, and its process to access issuer’s views about the firm’s voting recommendations in a timely and efficient manner; the firm’s effort to correct any identified material deficiencies in its analysis; the firm’s disclosure regarding sources of information and methodologies to formulate voting recommendations or execute voting instructions; and the firm’s consideration of factors unique to a specific issuer or proposal.
C.
The Proxy Voting Committee shall review and document the adequacy of the within policy statement and procedures on an annual basis, and more frequently when warranted, to ensure they are reasonable and implemented effectively, and are reasonably designed to ensure that the Adviser casts votes on behalf of its clients in the best interest of such clients. As part of the annual review, the Committee will sample the proxy votes it casts on behalf of its clients to ensure compliance with these procedures. The Committee and shall adopt written changes and amendments hereto as necessary.
D.
The Proxy Voting Committee shall review the Adviser’s compliance with the Rules promulgated by the S.E.C., including the semiannual reports on the availability of proxy voting records to its clients, and the disclosure of this document to clients.
E.
To the extent it is prudent and in compliance with Rule 206(4)-6 under the Investment Adviser’s Act of 1940, the Adviser may retain reputable and qualified third-party service providers to implement the foregoing policies and procedures. When retaining a third-party proxy advisory firm, the Adviser will consider whether the firm has the capacity and competency to adequately analyze the matters for which the Adviser is responsible for voting, including the quality of the firm’s staffing, personnel, and technology. The Adviser will consider whether the firm has an effective process for seeking timely input from issuers and clients with respect to proxy voting policies, methodologies and peer group constructions. The Adviser will consider how the firm accounts for unique characteristics regarding the issuer, such as the issuer’s size, its governance structure, its industry and unique practices, and its financial performance. The Adviser will consider the firm’s methodologies in formulating voting recommendations and any third-party information sources used by the firm.
F.
It is specifically understood that the Adviser’s clients may adopt the within Policy Statement and Procedures, as same may be amended or restated from time to time.
I hereby verify that the foregoing document has been duly adopted as the proxy voting policies and procedures of the Adviser, along with the referenced Voting Standards, which replace all previously adopted statements and procedures regarding proxy voting and Voting Standards.
MUTUAL OF AMERICA CAPITAL MANAGEMENT LLC
By:

/s/ Joseph Gaffoglio
Joseph Gaffoglio
President
Dated: January 21,2022

PART C
OTHER INFORMATION
Item 28. Exhibits
1(a)	Articles of Incorporation of Mutual of America Investment Corporation (the “Investment Company”)
1(b)	Articles of Amendment, dated September 22, 1986
1(c)	Articles Supplementary, dated July 25, 1988
1(d)	Articles Supplementary, dated February 16, 1993
1(e)	Articles Supplementary, dated October 4, 1993
1(f)	Articles Supplementary, dated April 5, 1994
1(g)	Articles Supplementary, dated April 13, 1995
1(h)	Articles Supplementary, dated September 16, 1997
1(i)	Articles Supplementary, dated April 6, 1999
1(j)	Articles Supplementary, dated February 11, 2003
1(k)	Articles Supplementary, dated April 17, 2003
1(l)	Articles Supplementary, dated February 24, 2004
1(m)	Articles Supplementary, dated March 25, 2005
1(n)	Articles Supplementary, dated December 13, 2005
1(o)	Articles Supplementary, dated April 12, 2006
1(p)	Articles Supplementary, dated August 28, 2006
1(q)	Articles Supplementary, dated September 1, 2006
1(r)	Articles Supplementary, dated September 10, 2007
1(s)	Articles Supplementary, dated June 3, 2008
1(t)	Articles Supplementary, dated September 12, 2008
1(u)	Articles Supplementary, dated January 12, 2009
1(v)	Certificate of Correction, dated January 20, 2009
1(w)	Articles Supplementary, dated May 13, 2009
1(x)	Articles Supplementary, dated July 28, 2009
1(y)	Articles Supplementary, dated November 19, 2009
1(z)	Articles Supplementary, dated January 13, 2009
1(aa)	Articles Supplementary, dated January 12, 2011
1(bb)	Articles Supplementary, dated November 4, 2011
1(cc)	Articles Supplementary, dated March 7, 2012
1(dd)	Articles Supplementary, dated November 28, 2012
1(ee)	Articles Supplementary, dated March 4, 2013
1(ff)	Articles Supplementary, dated April 23, 2013
1(gg)	Articles Supplementary, dated February 25, 2014
1(hh)	Articles Supplementary, dated September 18, 2014
1(ii)	Articles Supplementary, dated December 2, 2014
1(jj)	Articles Supplementary, dated March 10, 2015
1(kk)	Articles Supplementary, dated February 25, 2016

1(ll)	Articles Supplementary, dated November 14, 2016
1(mm)	Articles Supplementary, dated January 19, 2018
1(nn)	Articles Supplementary, dated February 22, 2018
1(oo)	Articles Supplementary, dated November 12, 2018
1(pp)	Articles Supplementary, dated March 2, 2020
1(qq)	Articles Supplementary, dated September 18, 2020
2(a)	By-Laws of the Investment Company
2(b)	Revision to Article II, Section 2.2 and Article III, Section 3.4 of the By-Laws
2(c)	Revision to Article III, Section 3.8 of the By-Laws
2(d)	Amendment to By-Laws
2(e)	Amendment to By-Laws
2(f)	Amendment to By-Laws
4(a)	Investment Advisory Agreement, between the Investment Company and Mutual of America Life Insurance Company (“Mutual of America”), as investment adviser
4(b)	Assumption Agreement, between Mutual of America and Mutual of America Capital Management Corporation (the “Adviser”), as investment adviser
4(c)	Supplement AA to Investment Advisory Agreement, between the Investment Company and the Adviser
4(d)	Supplement AE to Investment Advisory Agreement, between the Investment Company and the Adviser
4(e)	Supplement, dated May 1, 1999, to Investment Advisory Agreement, between the Investment Company and the Adviser, regarding the Mid-Cap Equity Index Fund
4(f)	Supplement, dated May 1, 2003, to Investment Advisory Agreement, between the Investment Company and the Adviser, regarding the Allocation Funds
4(g)	Subadvisory Agreement, between the Adviser and Oak Associates
4(h)	Letter to Oak Associates dated June 22, 2005 (termination notice)
4(i)	Letter Agreement signed by the Adviser and Oak Associates dated July 28, 2005 (setting date of termination)
4(j)	Supplement dated as of May 1, 2006 to Investment Advisory Agreement
4(k)	Supplement dated as of October 1, 2012 to Investment Advisory Agreement
4(l)	Supplement dated as of March 22, 2013 to Investment Advisory Agreement
4(m)	Supplement dated as of November 12, 2015 to Investment Advisory Agreement
4(n)	Supplement dated as of November 8, 2017 to Investment Advisory Agreement
4(o)	Supplement dated as of November 7, 2019 to Investment Advisory Agreement
5	Distribution Agreement, between the Investment Company and Mutual of America Securities LLC, as Distributor
7	Custodian Agreement between the Investment Company and Brown Brothers Harriman & Co.
8(a)	Agreement to Limit Operating Expenses between the Investment Company and the Adviser
8(b)	Amendment and Termination of Agreement to Limit Operating Expenses between the Investment Company and the Adviser
8(c)	License Agreement by and between Standard &Poor’s and Mutual of America Investment Corporation
8(d)	Master Agreement by and between Morningstar, Inc. and Mutual of America Life Insurance Company

9(a)	Consent and Opinion of General Counsel for Equity Index, All America, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds, as restated
9(b)	Consent and Opinion of General Counsel for Mid-Cap Equity Index Fund shares
9(c)	Consent and Opinion of General Counsel for shares of Allocation Funds
9(d)	Consent and Opinion of General Counsel for shares of Small Cap Value, Small Cap Growth and Mid Cap Value Funds
9(e)	Consent and Opinion of General Counsel for shares of Retirement Funds and International Fund
9(f)	Consent and Opinion of General Counsel for shares of 2050 Retirement Fund
9(g)	Consent and Opinion of Counsel for shares of 2055 Retirement Fund
9(h)	Consent and Opinion of Counsel for shares of Small Cap Equity Index Fund and 2060 Retirement Fund
9(i)	Consent and Opinion of Counsel for shares of Catholic Values Index Fund and 2065 Retirement Fund
10(a)	Independent Registered Public Accounting Firm’s Consent
10(d)(ii)	Power of Attorney of Carolyn N. Dolan
10(d)(iv)	Power of Attorney of LaSalle D. Leffall, III
10(d)(v)	Power of Attorney of John W. Sibal
10(d)(vi)	Power of Attorney of Margaret M. Smyth
10(d)(vii)	Power of Attorney of William E. Whiston
10(d)(viii)	Power of Attorney of Stanley E. Grayson
16(a)	Code of Ethics of Mutual of America Investment Corporation
16(b)	Code of Ethics of Mutual of America Capital Management LLC
16(c)	Code of Ethics of Mutual of America Life Insurance Company
Item 29. Persons Controlled By or Under Common Control with Registrant
The Adviser is an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company (“Mutual of America”). Mutual of America is a New York mutual life insurance company, and as such no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken. Mutual of America’s ownership of its subsidiaries is as follows:
Mutual of America, a New York mutual insurance company, wholly owns
•
Mutual of America Holding Company LLC, a Delaware limited liability company, and
•
Mutual of America Foundation, a New York not-for-profit corporation.
Mutual of America Holding Company LLC wholly owns
•
Mutual of America Securities LLC, a Delaware limited liability company,
•
Mutual of America Capital Management LLC (the “Adviser”), a Delaware limited liability company,
•
320 Park Analytics LLC, a Delaware limited liability company, and
•
Mutual of America Insurance Agency LLC, a Delaware limited liability company.
Mutual of America, through its separate accounts, owns substantially all of the shares of Mutual of America Variable Insurance Portfolio, a Maryland corporation registered under the 1940 Act as a management investment company whose shares are offered only to those separate accounts for funding variable life insurance and variable annuity products.
Mutual of America currently owns a significant amount of the Registrant’s outstanding shares.

Item 30. Indemnification
Articles of Incorporation of the Investment Company. The Articles of Incorporation of the Investment Company provide in substance that no director or officer of the Investment Company shall be liable to the Investment Company or its shareholders for money damages, unless the director or officer is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office.
By-Laws of the Investment Company. The By-Laws of the Investment Company provide for the indemnification of present and former officers and directors of the Investment Company against liability by reason of service to the Investment Company, unless the officer or director is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (Disabling Conduct). No indemnification shall be made to an officer or director unless there has been a final adjudication on the merits, a dismissal of a proceeding for insufficiency of evidence of Disabling Conduct, or a reasonable determination has been made that no Disabling Conduct occurred. The Investment Company may advance payment of expenses only if the officer or director to be indemnified undertakes to repay the advance unless indemnification is made and if one of the following applies: the officer or director provides a security for his or her undertaking, the Investment Company is insured against losses from any lawful advances, or a reasonable determination has been made that there is reason to believe the officer or director ultimately will be entitled to indemnification.
Insurance. Coverage for officers, directors and managers of the Adviser, Distributor and the Fund is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.
Operating Agreement of the Adviser. The Operating Agreement of Mutual of America Capital Management LLC, the Investment Company’s Adviser, provides for the indemnification by the Adviser of present and former directors and officers of the Adviser and of any organization for which service is rendered at the request of the Adviser and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Adviser and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Adviser, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers, directors and managers of the fund and the Adviser are indemnified by the Adviser for their services in connection with the Investment Company to the extent set forth in the Operating Agreement.
By-Laws of the Principal Underwriter. The By-Laws of Mutual of America Life Insurance Company, the principal underwriter for the Investment Company, provide for the indemnification by Mutual of America of present and former directors and officers of Mutual of America and of any organization for which service is rendered at the request of Mutual of America and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of Mutual of America and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. Thus, the officers and directors of Mutual of America are indemnified by Mutual of America for their services in connection with the Investment Company to the extent set forth in the By-Laws.
Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of the Investment Adviser
Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser to the Investment Company, and is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions with the Adviser of each Manager and Officer of the Adviser is set forth below.
Name	Positions With Adviser	Principal Occupation During Past Two Years
Mark C. Alexander c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Arthur J. Kania Dean and Professor of Law, Villanova University Charles Widger School of Law
Theresa A. Bischoff c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Partner, R.C. Consulting, LLC; formerly Chief Executive Officer, American Red Cross of Greater New York
Noreen Culhane c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Executive Vice President, NYSE
Nathaniel A. Davis c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Executive Chairman of the Board and former Chief Executive Officer, Stride, Inc.; prior thereto Managing Director, Rannd Advisers
John E. Haire c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Managing Partner, Haire Media Ventures; formerly CEO, Concern Worldwide, U.S.; formerly CEO, Parade Media Group
Christopher C. Quick c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	General Partner, Burke & Quick Holdings, LLP; formerly Vice Chairman, Banc of America Specialist
James E. Quinn c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly President, Tiffany & Co.
John J. Stack c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Chairman and CEO of Ceska Sporitelna, Prague, Czech Republic
Chris W. Festog 320 Park Avenue NY, NY 10022	Senior Executive Vice President, Chief Financial Officer and Treasurer	Senior Executive Vice President and Chief Financial Officer of Mutual of America Life Insurance Company
Joseph Gaffoglio 320 Park Avenue NY, NY 10022	President	President as of March 2021; formerly Executive Vice President and Chief Operating Officer and Head of Investment Strategy as of March 2020

Name	Positions With Adviser	Principal Occupation During Past Two Years
Kathryn A. Lu 320 Park Avenue NY, NY 10022	Executive Vice President and Chief Compliance Officer	Executive Vice President and Chief Compliance Officer of Mutual of America Life Insurance Company
Stephen J. Rich 320 Park Avenue NY, NY 10022	Chairman and Chief Executive Officer	Chairman and Chief Executive Officer as of March 2021; formerly President and Chief Executive Officer as of March 2020
James J. Roth 320 Park Avenue NY, NY 10022	Senior Executive Vice President and General Counsel	Senior Executive Vice President and General Counsel of Mutual of America Life Insurance Company
Michelle A. Rozich 320 Park Avenue NY, NY 10022	Executive Vice President, Enterprise Risk Management and Internal Auditor	Executive Vice President, Enterprise Risk Management and Internal Auditor as of November 2020; prior thereto Senior Vice President and Internal Auditor
Marguerite H. Wagner 320 Park Avenue NY, NY 10022	Executive Vice President, Equities Portfolio Manager	Executive Vice President, Equities Portfolio Manager of the Adviser
Jamie A. Zendel 320 Park Avenue NY, NY 10022	Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration	Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration; formerly Senior Vice President and Head of Quantitative Research
James P. Accurso 320 Park Avenue NY, NY 10022	Senior Vice President, Director of Fixed Income Research	Senior Vice President of the Adviser
Duygu Akyatan 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser
Jacqueline Sabella 320 Park Avenue NY, NY 10022	Senior Vice President, Fixed Income	Senior Vice President of the Adviser
Myron Schlanger 320 Park Avenue NY, NY 10022	Senior Vice President, Administration	Senior Vice President, Administration
Christopher W. Butler 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser
Evan B. Carpenter 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser
Martin F. Fetherston 320 Park Avenue NY, NY 10022	Vice President, Fixed Income	Vice President of the Adviser
Vincent R. FitzPatrick III 320 Park Avenue NY, NY 10022	Vice President, Associate General Counsel and Corporate Secretary	Vice President and Associate General Counsel of Mutual of America Life Insurance Company
Kevin Frain 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Name	Positions With Adviser	Principal Occupation During Past Two Years
Andrew Hirschfeld 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Quantitative Analyst	Vice President of the Adviser
Alexander Kotlyar 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser
Robert J. Lewis III 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser
Isabel Macalintal 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser
Joseph P. O’Reilly 320 Park Avenue NY, NY 10022	Vice President, Marketing	Vice President of the Adviser
Nirav Parikh 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser
John Polcari 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser
Jerry H. Tempelman 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Analyst	Vice President of the Adviser as of October 2021; formerly Director at Moody's Analytics
Bryant Law 320 Park Avenue NY, NY 10022	Second Vice President, Fixed Income	Second Vice President of the Adviser
Ron Viener 320 Park Avenue NY, NY 10022	Second Vice President, Equities Trader	Second Vice President of the Adviser as of October 2020; formerly Vice President, Investor Relations at ICR Inc., and Partner, Investments at Daruma Capital Management
Paul Welsh 320 Park Avenue NY, NY 10022	Second Vice President, Administration	Second Vice President of the Adviser
Erik Wennerstrum 320 Park Avenue NY, NY 10022	Second Vice President, Quantitative Research	Second Vice President of the Adviser
Item 32. Principal Underwriters
(a) Mutual of America Life Insurance Company, the principal underwriter of the Registrant, acts as depositor and principal underwriter of Mutual of America Separate Account No. 2 and Mutual of America Separate Account No. 3, and as principal underwriter of The American Separate Account No. 2 and The American Separate Account No. 3 of The American Life Insurance Company of New York, now known as Wilton Re.
(b) The name, business address and position of each senior officer and director of Mutual of America are as follows:

Directors
Name and Principal Business Address*	Positions and Offices With Principal Underwriter
John R. Greed	Chairman of the Board, President and Chief Executive Officer
James J. Roth	Director, Senior Executive Vice President and General Counsel
Rosemary T. Berkery	Director
Gwendolyn Hatten Butler	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M. D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director
Senator Connie Mack	Director
Robert J. McGuire, Esq.	Director
Ellen Ochoa, Ph.D.	Director
Roger B. Porter, Ph.D.	Director
Paula A. Price	Director
General Dennis J. Reimer	Director
Officers-Directors
Name and Principal Business Address*	Positions and Offices With Principal Underwriter
John R. Greed	Chairman, President and Chief Executive Officer
James J. Roth	Director, Senior Executive Vice President and General Counsel
Other Officers
Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Christopher Bailey	Executive Vice President, Sales Operations
Simpa Baiye	Executive Vice President and Chief Actuary
Cynthia G. Banks	Senior Vice President, National Accounts
Debbie Branson	Senior Vice President, Human Resources
Maria L. Brophy	Senior Vice President, Planning and Analysis
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Tanisha L. Cash	Senior Vice President, Human Resources
Thomas Ciociano	Senior Vice President, Real Estate and Payroll
John P. Clare	Senior Vice President, Corporate and Operational Communications
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Head of Human Resources
Salvatore P. Conza	Senior Vice President, Data Communications, Network and Technical Services
Debra Cruz	Senior Vice President, Customer Experience Management
Nicholas S. Curabba	Senior Vice President, Associate General Counsel and Corporate Secretary
Jeffrey W. Donaldson	Senior Executive Vice President, Head of Technology and Chief Digital Officer
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Tara Favors	Executive Vice President and Chief Human Resources Officer
Ronald Fried	Senior Vice President, Business Relationship Management and Analysis
Neal S. Goldstein	Executive Vice President and Chief Technology Officer
Aferdita Gutierrez	Executive Vice President, Deputy Treasurer
Kim M. Hughes	Senior Vice President, Strategic Marketing Communications
Joseph Hummel	Executive Vice President, External Affairs
Lydia Kieser	Senior Vice President, Application Services
Mark Koehne	Senior Vice President and Actuary
Andrew Kramer	Senior Vice President, Client Services

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Nicole Lanni	Senior Vice President, Technical Services and Chief Privacy Officer
Lisa M. Loughry	Executive Vice President, National Accounts
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Bhavisha Modi	Senior Vice President, Enterprise Risk Management
Shannon Moriarty 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Executive Vice President, Administrative Operations
Thomasin R. Mullen	Executive Vice President, Corporate and Marketing Communications
Paul O’Hara	Senior Vice President, Research and Competition
James J. Roth	Senior Executive Vice President and General Counsel
Michelle A. Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor
Steven G. Sacchi	Senior Vice President, Procurement
William Sample	Senior Vice President and Corporate Actuary
Sonia Samuels	Executive Vice President and Chief Information Officer
Myron Schlanger	Senior Vice President, Administration
Brian Q. Severin	Senior Executive Vice President, Chief Marketing Officer
Subhang Shah	Executive Vice President and Deputy Chief Information Officer
Paul F. Stephen	Senior Vice President and Controller
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.
Item 33. Location of Accounts and Records
The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-3 promulgated thereunder, will be maintained by the Adviser at its offices at 320 Park Avenue, New York, New York 10022 or with its custodian.
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 28th day of April, 2022.
MUTUAL OF AMERICA INVESTMENT CORPORATION
By:	/s/ James J. Roth
Chairman, President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2022.
Signatures	Title
/s/ James J. Roth	Director; Chairman, President and Chief Executive Officer (Principal Executive Officer)
James J. Roth
/s/ Chris W. Festog	Senior Executive Vice President, Chief Financial Officer and Treasurer (Principal Accounting Officer)
Chris W. Festog
*	Director
Carolyn N. Dolan
*	Director
Stanley E. Grayson
*	Director
LaSalle D. Leffall, III
*	Director
John W. Sibal
*	Director
Margaret M. Smyth
*	Director
William E. Whiston

* By:	/s/ James J. Roth
James J. Roth
Attorney-in-Fact